UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number         811-22865

Forethought Variable Insurance Trust

(Exact name of registrant as specified in charter)

10 West Market Street, Suite 2300

Indianapolis, Indiana 46204

(Address of principal executive offices) (Zip code)

  The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-355-1820

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N- CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

TABLE OF CONTENTS

Global Atlantic BlackRock Allocation Portfolio Class I

Global Atlantic BlackRock Allocation Portfolio Class II

Global Atlantic BlackRock Disciplined Core Portfolio Class I

Global Atlantic BlackRock Disciplined Core Portfolio Class II

Global Atlantic BlackRock Disciplined Growth Portfolio Class I

Global Atlantic BlackRock Disciplined Growth Portfolio Class II

Global Atlantic BlackRock Disciplined International Core Portfolio Class I

Global Atlantic BlackRock Disciplined International Core Portfolio Class II

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio Class I

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio Class II

Global Atlantic BlackRock Disciplined Value Portfolio Class I

Global Atlantic BlackRock Disciplined Value Portfolio Class II

Global Atlantic BlackRock High Yield Portfolio Class I

Global Atlantic BlackRock High Yield Portfolio Class II

Global Atlantic Goldman Sachs Core Fixed Income Portfolio Class I

Global Atlantic BlackRock Allocation Portfolio

Class I

Semi-Annual Shareholder Report  |  June 30, 2025

This semi-annual shareholder report contains important information about Global Atlantic BlackRock Allocation Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355‑1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$19	0.37%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$53,752,121
Total number of portfolio holdings	16
Period portfolio turnover rate	26%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	61.5%
Exchange Traded Funds - Debt Funds	37.6%
Short-Term Investments	0.9%
Other Assets Less Liabilities - Net	0.0%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic BlackRock Allocation Portfolio

Class II

Semi-Annual Shareholder Report  |  June 30, 2025

This semi-annual shareholder report contains important information about Global Atlantic BlackRock Allocation Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355‑1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$32	0.62%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$53,752,121
Total number of portfolio holdings	16
Period portfolio turnover rate	26%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	61.5%
Exchange Traded Funds - Debt Funds	37.6%
Short-Term Investments	0.9%
Other Assets Less Liabilities - Net	0.0%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic BlackRock Disciplined Core Portfolio

Class I

Semi-Annual Shareholder Report  |  June 30, 2025

This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Core Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355‑1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$27	0.53%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$632,400,981
Total number of portfolio holdings	226
Period portfolio turnover rate	49%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Technology	31.6%
Common Stocks - Communications	16.6%
Common Stocks - Consumer, Non-cyclical	14.4%
Common Stocks - Financial	13.8%
Common Stocks - Consumer, Cyclical	9.3%
Common Stocks - Other	12.7%
Short-Term Investments	1.5%
Other Assets Less Liabilities - Net	0.1%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic BlackRock Disciplined Core Portfolio

Class II

Semi-Annual Shareholder Report  |  June 30, 2025

This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Core Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355‑1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$40	0.78%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$632,400,981
Total number of portfolio holdings	226
Period portfolio turnover rate	49%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Technology	31.6%
Common Stocks - Communications	16.6%
Common Stocks - Consumer, Non-cyclical	14.4%
Common Stocks - Financial	13.8%
Common Stocks - Consumer, Cyclical	9.3%
Common Stocks - Other	12.7%
Short-Term Investments	1.5%
Other Assets Less Liabilities - Net	0.1%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic BlackRock Disciplined Growth Portfolio

Class I

Semi-Annual Shareholder Report  |  June 30, 2025

This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Growth Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355‑1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$27	0.52%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$98,884,548
Total number of portfolio holdings	109
Period portfolio turnover rate	65%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Technology	48.4%
Common Stocks - Communications	22.1%
Common Stocks - Consumer, Cyclical	8.5%
Common Stocks - Consumer, Non-cyclical	8.4%
Common Stocks - Financial	5.4%
Common Stocks - Other	5.4%
Short-Term Investments	1.8%
Other Assets Less Liabilities - Net	(0.0)%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic BlackRock Disciplined Growth Portfolio

Class II

Semi-Annual Shareholder Report  |  June 30, 2025

This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Growth Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355‑1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$40	0.77%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$98,884,548
Total number of portfolio holdings	109
Period portfolio turnover rate	65%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Technology	48.4%
Common Stocks - Communications	22.1%
Common Stocks - Consumer, Cyclical	8.5%
Common Stocks - Consumer, Non-cyclical	8.4%
Common Stocks - Financial	5.4%
Common Stocks - Other	5.4%
Short-Term Investments	1.8%
Other Assets Less Liabilities - Net	(0.0)%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic BlackRock Disciplined International Core Portfolio

Class I

Semi-Annual Shareholder Report  |  June 30, 2025

This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined International Core Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355‑1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$43	0.79%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$140,085,118
Total number of portfolio holdings	602
Period portfolio turnover rate	31%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Country	% of Net Assets
United States	19.0%
Japan	13.8%
China	8.3%
Canada	8.2%
United Kingdom	7.7%
Germany	6.5%
France	6.1%
Australia	3.9%
Other Country	25.2%
Other Assets Less Liabilities - Net	1.3%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic BlackRock Disciplined International Core Portfolio

Class II

Semi-Annual Shareholder Report  |  June 30, 2025

This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined International Core Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355‑1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$56	1.04%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$140,085,118
Total number of portfolio holdings	602
Period portfolio turnover rate	31%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Country	% of Net Assets
United States	19.0%
Japan	13.8%
China	8.3%
Canada	8.2%
United Kingdom	7.7%
Germany	6.5%
France	6.1%
Australia	3.9%
Other Country	25.2%
Other Assets Less Liabilities - Net	1.3%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Class I

Semi-Annual Shareholder Report  |  June 30, 2025

This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355‑1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$35	0.68%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$275,974,579
Total number of portfolio holdings	294
Period portfolio turnover rate	65%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Technology	21.6%
Common Stocks - Consumer, Non-cyclical	21.3%
Common Stocks - Consumer, Cyclical	20.0%
Common Stocks - Industrial	14.1%
Common Stocks - Communications	8.4%
Common Stocks - Other	13.2%
Short-Term Investments	0.3%
Rights	0.0%Footnote Reference†
Other Assets Less Liabilities - Net	1.1%
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Class II

Semi-Annual Shareholder Report  |  June 30, 2025

This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355‑1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$49	0.94%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$275,974,579
Total number of portfolio holdings	294
Period portfolio turnover rate	65%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Technology	21.6%
Common Stocks - Consumer, Non-cyclical	21.3%
Common Stocks - Consumer, Cyclical	20.0%
Common Stocks - Industrial	14.1%
Common Stocks - Communications	8.4%
Common Stocks - Other	13.2%
Short-Term Investments	0.3%
Rights	0.0%Footnote Reference†
Other Assets Less Liabilities - Net	1.1%
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic BlackRock Disciplined Value Portfolio

Class I

Semi-Annual Shareholder Report  |  June 30, 2025

This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Value Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355‑1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$31	0.60%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$221,402,428
Total number of portfolio holdings	292
Period portfolio turnover rate	59%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Financial	24.1%
Common Stocks - Consumer, Non-cyclical	20.0%
Common Stocks - Industrial	13.5%
Common Stocks - Communications	12.4%
Common Stocks - Consumer, Cyclical	9.4%
Common Stocks - Other	19.1%
Short-Term Investments	1.3%
Other Assets Less Liabilities - Net	0.2%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic BlackRock Disciplined Value Portfolio

Class II

Semi-Annual Shareholder Report  |  June 30, 2025

This semi-annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Value Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355‑1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$43	0.85%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$221,402,428
Total number of portfolio holdings	292
Period portfolio turnover rate	59%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Financial	24.1%
Common Stocks - Consumer, Non-cyclical	20.0%
Common Stocks - Industrial	13.5%
Common Stocks - Communications	12.4%
Common Stocks - Consumer, Cyclical	9.4%
Common Stocks - Other	19.1%
Short-Term Investments	1.3%
Other Assets Less Liabilities - Net	0.2%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic BlackRock High Yield Portfolio

Class I

Semi-Annual Shareholder Report  |  June 30, 2025

This semi-annual shareholder report contains important information about Global Atlantic BlackRock High Yield Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355‑1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$33	0.65%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$44,664,365
Total number of portfolio holdings	313
Period portfolio turnover rate	41%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Corporate Bonds and Notes - Financial	22.8%
Corporate Bonds and Notes - Energy	15.8%
Corporate Bonds and Notes - Communications	15.2%
Corporate Bonds and Notes - Consumer, Cyclical	14.8%
Corporate Bonds and Notes - Consumer, Non-cyclical	10.7%
Corporate Bonds and Notes - Other	17.4%
Short-Term Investments	2.3%
Other Assets Less Liabilities - Net	1.0%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic BlackRock High Yield Portfolio

Class II

Semi-Annual Shareholder Report  |  June 30, 2025

This semi-annual shareholder report contains important information about Global Atlantic BlackRock High Yield Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355‑1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$46	0.91%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$44,664,365
Total number of portfolio holdings	313
Period portfolio turnover rate	41%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Corporate Bonds and Notes - Financial	22.8%
Corporate Bonds and Notes - Energy	15.8%
Corporate Bonds and Notes - Communications	15.2%
Corporate Bonds and Notes - Consumer, Cyclical	14.8%
Corporate Bonds and Notes - Consumer, Non-cyclical	10.7%
Corporate Bonds and Notes - Other	17.4%
Short-Term Investments	2.3%
Other Assets Less Liabilities - Net	1.0%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Class I

Semi-Annual Shareholder Report  |  June 30, 2025

This semi-annual shareholder report contains important information about Global Atlantic Goldman Sachs Core Fixed Income Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1(877) 355‑1820.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$26	0.52%

Key Fund Statistics

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$56,036,645
Total number of portfolio holdings	393
Period portfolio turnover rate	34%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Corporate Bonds and Notes	34.6%
Agency Mortgage Backed Securities	29.9%
Asset Backed and Commercial Backed Securities	20.4%
U.S. Treasury Securities and Agency Bonds	15.4%
Short-Term Investments	1.5%
Sovereign Debts	1.1%
Municipal Bonds	1.0%
Other Assets Less Liabilities - Net	(3.9)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included in the Financial Statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

Semi-Annual Financial Statements and Other Information

June 30, 2025

Global Atlantic Portfolios

Global Atlantic BlackRock Allocation Portfolio

Global Atlantic BlackRock Disciplined Core Portfolio

Global Atlantic BlackRock Disciplined Growth Portfolio

Global Atlantic BlackRock Disciplined International Core Portfolio

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Global Atlantic BlackRock Disciplined Value Portfolio

Global Atlantic BlackRock High Yield Portfolio

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Class I and Class II shares*

Each a separate series of the Forethought Variable Insurance Trust

Distributed by Global Atlantic Distributors, LLC
Member FINRA

*  As of June 30, 2025, each Portfolio offered Class I and Class II, except the Global Atlantic Goldman Sachs Core Fixed Income Portfolio (which only offered Class I shares).

Global Atlantic BlackRock Allocation Portfolio

Portfolio of Investments (Unaudited)

June 30, 2025

	Shares/ Principal	Fair Value
EXCHANGE TRADED FUNDS - 99.1%
DEBT FUNDS - 37.6%
iShares 10-20 Year Treasury Bond ETF	21,022	$2,135,835
iShares Core Total USD Bond Market ETF (a)	315,962	14,606,923
iShares J.P. Morgan USD Emerging Markets Bond ETF	8,669	802,923
iShares MBS ETF	28,347	2,661,500
TOTAL DEBT FUNDS		20,207,181
EQUITY FUNDS - 61.5%
iShares Core MSCI Emerging Markets ETF	44,643	2,679,919
iShares Core S&P 500 ETF	7,987	4,959,128
iShares MSCI EAFE Growth ETF	15,069	1,687,728
iShares MSCI EAFE Value ETF	62,719	3,981,402
iShares MSCI USA Momentum Factor ETF	4,843	1,163,870
iShares MSCI USA Quality Factor ETF	25,110	4,590,610
iShares S&P 100 ETF	5,158	1,569,837
iShares S&P 500 Growth ETF	35,762	3,937,396
iShares S&P 500 Value ETF	15,994	3,125,548
iShares U.S. Equity Factor Rotation Active Capitalize ETF	63,553	3,461,097
	Shares/ Principal	Fair Value
EQUITY FUNDS - 61.5% (Continued)
iShares U.S. Technology ETF	10,932	$1,894,188
TOTAL EQUITY FUNDS		33,050,723
TOTAL EXCHANGE TRADED FUNDS (Cost - $45,246,571)		53,257,904
SHORT-TERM INVESTMENTS - 0.9%
MONEY MARKET FUNDS - 0.9%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.23% (b) (Cost - $488,220)	488,220	488,220
TOTAL SHORT-TERM INVESTMENTS (Cost - $488,220)		488,220
TOTAL INVESTMENTS - 100.0% (Cost - $45,734,791)		$53,746,124
OTHER ASSETS LESS LIABILITIES - NET 0.0%†		5,997
TOTAL NET ASSETS - 100.0%		$53,752,121

†  Represents less than 0.05%.

(a)  The fair value of this holding exceeds 25% of the Fund's net assets. Additional information for this holding, including financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b)  The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited)

June 30, 2025

	Shares/ Principal	Fair Value
COMMON STOCKS - 98.4%
AEROSPACE & DEFENSE - 1.7%
General Dynamics Corp.	5,032	$1,467,633
General Electric Co.	9,692	2,494,624
HEICO Corp., Class A	3,134	810,922
Lockheed Martin Corp.	6,884	3,188,256
RTX Corp.	17,832	2,603,829
		10,565,264
AIR FREIGHT & LOGISTICS - 0.7%
FedEx Corp.	11,341	2,577,923
United Parcel Service, Inc., Class B	20,902	2,109,848
		4,687,771
AUTOMOBILE COMPONENTS - 0.2%
BorgWarner, Inc.	42,798	1,432,877
AUTOMOBILES - 1.6%
General Motors Co.	12,354	607,940
Tesla, Inc.*	29,114	9,248,353
XPeng, Inc., ADR*	4,284	76,598
		9,932,891
BANKS - 3.5%
Bank of America Corp.	146,319	6,923,815
Citigroup, Inc.	28,985	2,467,203
Huntington Bancshares, Inc.	214,092	3,588,182
JPMorgan Chase & Co.	31,470	9,123,468
PNC Financial Services Group, Inc. (The)	1,125	209,722
		22,312,390
BEVERAGES - 1.0%
Coca-Cola Co. (The)	17,524	1,239,823
Keurig Dr Pepper, Inc.	87,396	2,889,312
Monster Beverage Corp.*	4,806	301,048
PepsiCo, Inc.	16,490	2,177,339
		6,607,522
BIOTECHNOLOGY - 2.0%
AbbVie, Inc.	26,117	4,847,837
Amgen, Inc.	624	174,227
Gilead Sciences, Inc.	22,691	2,515,751
Incyte Corp.*	7,486	509,797
Moderna, Inc.*	8,047	222,017
Natera, Inc.*	2,623	443,130
Regeneron Pharmaceuticals, Inc.	6,147	3,227,175
Sarepta Therapeutics, Inc.*	6,546	111,937
United Therapeutics Corp.*	1,461	419,818
		12,471,689
BROADLINE RETAIL - 4.4%
Amazon.com, Inc.*	124,743	27,367,367
JD.com, Inc., ADR	19,268	628,907
		27,996,274
	Shares/ Principal	Fair Value
BUILDING PRODUCTS - 0.2%
Armstrong World Industries, Inc.	1,502	$243,985
Johnson Controls International PLC	4,128	435,999
Owens Corning	1,548	212,881
Trane Technologies PLC	407	178,026
		1,070,891
CAPITAL MARKETS - 5.0%
Blackstone, Inc.	22,392	3,349,395
Charles Schwab Corp. (The)	55,200	5,036,448
CME Group, Inc.	10,865	2,994,611
Intercontinental Exchange, Inc.	17,404	3,193,112
Invesco Ltd.	25,995	409,941
Moody's Corp.	9,400	4,714,946
Morgan Stanley	47,558	6,699,020
Nasdaq, Inc.	17,728	1,585,238
S&P Global, Inc.	7,141	3,765,378
XP, Inc., Class A	8,998	181,760
		31,929,849
CHEMICALS - 0.5%
Celanese Corp.	1,689	93,452
Dow, Inc.	2,458	65,088
DuPont de Nemours, Inc.	27,081	1,857,486
Ecolab, Inc.	1,818	489,842
Scotts Miracle-Gro Co. (The)	8,466	558,417
		3,064,285
COMMERCIAL SERVICES & SUPPLIES - 1.0%
Cintas Corp.	8,232	1,834,666
Rollins, Inc.	5,003	282,269
Veralto Corp.	3,472	350,499
Waste Connections, Inc.	11,536	2,154,002
Waste Management, Inc.	6,493	1,485,728
		6,107,164
COMMUNICATIONS EQUIPMENT - 1.2%
Arista Networks, Inc.*	15,695	1,605,755
Cisco Systems, Inc.	47,682	3,308,177
Juniper Networks, Inc.	3,933	157,045
Motorola Solutions, Inc.	5,356	2,251,984
		7,322,961
CONSTRUCTION & ENGINEERING - 0.4%
Comfort Systems USA, Inc.	1,600	857,936
MasTec, Inc.*	10,564	1,800,423
		2,658,359
CONSUMER FINANCE - 0.6%
Ally Financial, Inc.	2,893	112,683
American Express Co.	12,188	3,887,728
Qifu Technology, Inc., ADR	1,322	57,322
		4,057,733
See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

	Shares/ Principal	Fair Value
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.9%
Costco Wholesale Corp.	7,978	$7,897,742
Sprouts Farmers Market, Inc.*	1,008	165,957
Walmart, Inc.	106,572	10,420,610
		18,484,309
CONTAINERS & PACKAGING - 0.3%
Packaging Corp. of America	11,719	2,208,446
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
AT&T, Inc.	16,867	488,131
Verizon Communications, Inc.	62,514	2,704,981
		3,193,112
ELECTRIC UTILITIES - 1.0%
Edison International	13,163	679,211
Entergy Corp.	56,982	4,736,344
NextEra Energy, Inc.	1,330	92,328
PG&E Corp.	64,331	896,774
		6,404,657
ELECTRICAL EQUIPMENT - 0.7%
AMETEK, Inc.	15,427	2,791,670
Eaton Corp. PLC	2,626	937,456
GE Vernova, Inc.	1,085	574,128
NEXTracker, Inc., Class A*	2,061	112,056
		4,415,310
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.2%
Amphenol Corp., Class A	36,375	3,592,031
Corning, Inc.	22,411	1,178,595
Flex Ltd.*	37,872	1,890,570
Keysight Technologies, Inc.*	4,413	723,114
		7,384,310
ENERGY EQUIPMENT & SERVICES - 0.2%
Halliburton Co.	28,473	580,280
TechnipFMC PLC	14,599	502,789
		1,083,069
ENTERTAINMENT - 1.6%
Netflix, Inc.*	4,249	5,689,964
Sea Ltd., ADR*	795	127,152
Take-Two Interactive Software, Inc.*	3,971	964,357
Walt Disney Co. (The)	24,489	3,036,881
		9,818,354
FINANCIAL SERVICES - 3.2%
Berkshire Hathaway, Inc., Class B*	18,794	9,129,561
Fiserv, Inc.*	6,919	1,192,905
Mastercard, Inc., Class A	8,304	4,666,350
Remitly Global, Inc.*	16,244	304,900
Visa, Inc., Class A	13,594	4,826,550
		20,120,266
	Shares/ Principal	Fair Value
FOOD PRODUCTS - 0.0%†
Kellanova	3,190	$253,701
GROUND TRANSPORTATION - 0.8%
Uber Technologies, Inc.*	32,802	3,060,427
Union Pacific Corp.	9,350	2,151,248
		5,211,675
HEALTH CARE EQUIPMENT & SUPPLIES - 1.9%
Boston Scientific Corp.*	42,262	4,539,361
Edwards Lifesciences Corp.*	7,147	558,967
GE HealthCare Technologies, Inc.	5,919	438,420
Insulet Corp.*	328	103,051
Medtronic PLC	70,721	6,164,750
		11,804,549
HEALTH CARE PROVIDERS & SERVICES - 2.0%
Cardinal Health, Inc.	25,789	4,332,552
Cencora, Inc.	3,678	1,102,848
Centene Corp.*	11,571	628,074
Cigna Group (The)	1,492	493,225
Elevance Health, Inc.	431	167,642
Encompass Health Corp.	972	119,196
McKesson Corp.	2,097	1,536,640
UnitedHealth Group, Inc.	13,673	4,265,566
		12,645,743
HEALTH CARE REITS - 0.3%
Ventas, Inc.	22,944	1,448,913
Welltower, Inc.	1,934	297,314
		1,746,227
HEALTH CARE TECHNOLOGY - 0.0%†
Veeva Systems, Inc., Class A*	780	224,624
HOTELS, RESTAURANTS & LEISURE - 1.7%
Booking Holdings, Inc.	624	3,612,486
Boyd Gaming Corp.	2	156
Darden Restaurants, Inc.	9,280	2,022,762
Dutch Bros, Inc., Class A*	2,810	192,120
Life Time Group Holdings, Inc.*	2,107	63,905
McDonald's Corp.	10,267	2,999,709
Trip.com Group Ltd., ADR	2,199	128,949
Yum! Brands, Inc.	13,371	1,981,315
		11,001,402
HOUSEHOLD DURABLES - 0.6%
DR Horton, Inc.	3,997	515,293
Garmin Ltd.	5,923	1,236,249
NVR, Inc.*	177	1,307,262
Toll Brothers, Inc.	4,846	553,074
		3,611,878

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

	Shares/ Principal	Fair Value
HOUSEHOLD PRODUCTS - 0.7%
Colgate-Palmolive Co.	5,787	$526,038
Procter & Gamble Co. (The)	25,884	4,123,839
		4,649,877
INDUSTRIAL CONGLOMERATES - 0.5%
Honeywell International, Inc.	12,760	2,971,549
INSURANCE - 1.5%
Allstate Corp. (The)	5,831	1,173,838
Aon PLC, Class A	682	243,310
Arch Capital Group Ltd.	1,034	94,146
MetLife, Inc.	4,842	389,394
Progressive Corp. (The)	12,438	3,319,205
Travelers Cos., Inc. (The)	15,553	4,161,050
		9,380,943
INTERACTIVE MEDIA & SERVICES - 7.0%
Alphabet, Inc., Class A	84,726	14,931,263
Alphabet, Inc., Class C	55,959	9,926,567
Meta Platforms, Inc., Class A	26,671	19,685,598
		44,543,428
IT SERVICES - 0.5%
Accenture PLC, Class A	6,503	1,943,682
GoDaddy, Inc., Class A*	3,417	615,265
VeriSign, Inc.	2,542	734,129
		3,293,076
LIFE SCIENCES TOOLS & SERVICES - 0.5%
Danaher Corp.	6,372	1,258,725
Thermo Fisher Scientific, Inc.	4,068	1,649,411
		2,908,136
MACHINERY - 1.5%
Crane Co.	589	111,845
Cummins, Inc.	2,984	977,260
Dover Corp.	1,559	285,656
Flowserve Corp.	32,131	1,682,058
Illinois Tool Works, Inc.	1,926	476,204
Parker-Hannifin Corp.	5,541	3,870,222
Pentair PLC	15,278	1,568,439
Westinghouse Air Brake Technologies Corp.	3,646	763,290
		9,734,974
MEDIA - 0.6%
Comcast Corp., Class A	59,651	2,128,944
Fox Corp., Class A	24,948	1,398,086
Fox Corp., Class B	1,623	83,796
		3,610,826
METALS & MINING - 0.4%
Newmont Corp.	21,621	1,259,639
Nucor Corp.	5,782	749,000
	Shares/ Principal	Fair Value
METALS & MINING - 0.4% (Continued)
Reliance, Inc.	1,784	$559,998
		2,568,637
MULTI-UTILITIES - 0.3%
Consolidated Edison, Inc.	17,658	1,771,980
OIL, GAS & CONSUMABLE FUELS - 2.5%
Antero Resources Corp.*	15,491	623,978
BP PLC, ADR	8,437	252,519
Cheniere Energy, Inc.	7,208	1,755,292
Chord Energy Corp.	4,724	457,519
ConocoPhillips	7,862	705,536
Devon Energy Corp.	101,817	3,238,799
EQT Corp.	5,366	312,945
Exxon Mobil Corp.	42,330	4,563,174
Kinder Morgan, Inc.	2,797	82,232
Ovintiv, Inc.	11,455	435,863
Targa Resources Corp.	6,477	1,127,516
Williams Cos., Inc. (The)	39,164	2,459,891
		16,015,264
PASSENGER AIRLINES - 0.1%
Alaska Air Group, Inc.*	4,000	197,920
Delta Air Lines, Inc.	5,169	254,211
		452,131
PHARMACEUTICALS - 3.6%
Bristol-Myers Squibb Co.	73,128	3,385,095
Eli Lilly & Co.	8,774	6,839,596
Johnson & Johnson	23,432	3,579,238
Merck & Co., Inc.	39,883	3,157,138
Pfizer, Inc.	235,807	5,715,962
		22,677,029
PROFESSIONAL SERVICES - 0.1%
Verisk Analytics, Inc.	2,616	814,884
RETAIL REITS - 0.4%
Kimco Realty Corp.	60,192	1,265,236
Simon Property Group, Inc.	7,886	1,267,753
		2,532,989
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.8%
Advanced Micro Devices, Inc.*	22,893	3,248,517
Analog Devices, Inc.	8,138	1,937,007
Broadcom, Inc.	56,338	15,529,570
Credo Technology Group Holding Ltd.*	1,928	178,513
Intel Corp.	50,347	1,127,773
Lam Research Corp.	36,768	3,578,997
Marvell Technology, Inc.	15,821	1,224,545
Micron Technology, Inc.	3,879	478,087
NVIDIA Corp.	296,683	46,872,947

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

	Shares/ Principal	Fair Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.8% (Continued)
Onto Innovation, Inc.*	2,911	$293,807
Qorvo, Inc.*	797	67,673
QUALCOMM, Inc.	21,299	3,392,079
Texas Instruments, Inc.	15,527	3,223,716
		81,153,231
SOFTWARE - 11.9%
Adobe, Inc.*	10,669	4,127,623
Atlassian Corp., Class A*	2,025	411,257
Autodesk, Inc.*	6,362	1,969,484
Cadence Design Systems, Inc.*	3,023	931,537
Dynatrace, Inc.*	2,563	141,503
Elastic NV*	10,891	918,438
Fair Isaac Corp.*	332	606,883
Fortinet, Inc.*	4,593	485,572
Intuit, Inc.	5,674	4,469,013
Microsoft Corp.	93,834	46,673,970
Oracle Corp.	12,316	2,692,647
Palantir Technologies, Inc., Class A*	24,623	3,356,607
Rubrik, Inc., Class A*	1,253	112,256
Salesforce, Inc.	22,734	6,199,335
ServiceNow, Inc.*	1,461	1,502,025
Workday, Inc., Class A*	2,336	560,640
		75,158,790
SPECIALIZED REITS - 0.9%
CubeSmart	37,394	1,589,245
Equinix, Inc.	4,775	3,798,369
Public Storage	1,097	321,882
		5,709,496
SPECIALTY RETAIL - 2.3%
AutoNation, Inc.*	1,924	382,203
AutoZone, Inc.*	299	1,109,957
Best Buy Co., Inc.	8,816	591,818
CarMax, Inc.*	4,393	295,253
Five Below, Inc.*	609	79,889
Gap, Inc. (The)	14,658	319,691
	Shares/ Principal	Fair Value
SPECIALTY RETAIL - 2.3% (Continued)
Home Depot, Inc. (The)	19,057	$6,987,058
Lithia Motors, Inc., Class A	2,220	749,960
O'Reilly Automotive, Inc.*	18,537	1,670,740
TJX Cos., Inc. (The)	17,673	2,182,439
		14,369,008
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 6.2%
Apple, Inc.	189,426	38,864,532
Dell Technologies, Inc., Class C	676	82,878
		38,947,410
TEXTILES, APPAREL & LUXURY GOODS - 0.4%
Ralph Lauren Corp.	8,252	2,263,359
Tapestry, Inc.	4,683	411,214
		2,674,573
TOBACCO - 0.8%
Philip Morris International, Inc.	26,139	4,760,696
TOTAL COMMON STOCKS (Cost - $392,168,759)		622,528,479
SHORT-TERM INVESTMENTS - 1.5%
MONEY MARKET FUNDS - 1.5%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.23% (a) (Cost - $9,226,383)	9,226,383	9,226,383
TOTAL SHORT-TERM INVESTMENTS (Cost - $9,226,383)		9,226,383
TOTAL INVESTMENTS - 99.9% (Cost - $401,395,142)		$631,754,862
OTHER ASSETS LESS LIABILITIES - NET 0.1%		646,119
TOTAL NET ASSETS - 100.0%		$632,400,981

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  The rate shown is the annualized seven-day yield at period end.

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Future	Goldman Sachs & Co.	33	9/19/2025	$10,318,688	$352,967

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited)

June 30, 2025

	Shares/ Principal	Fair Value
COMMON STOCKS - 98.2%
AEROSPACE & DEFENSE - 1.3%
General Electric Co.	2,507	$645,277
HEICO Corp.	39	12,792
HEICO Corp., Class A	818	211,657
Howmet Aerospace, Inc.	1,466	272,867
Lockheed Martin Corp.	280	129,679
		1,272,272
AIR FREIGHT & LOGISTICS - 0.2%
FedEx Corp.	1,055	239,812
AUTOMOBILES - 2.4%
Tesla, Inc.*	7,389	2,347,190
BANKS - 0.0%†
NU Holdings Ltd., Class A*	1,444	19,812
BIOTECHNOLOGY - 2.1%
AbbVie, Inc.	5,244	973,391
Gilead Sciences, Inc.	2,440	270,523
Natera, Inc.*	1,427	241,077
Regeneron Pharmaceuticals, Inc.	1,043	547,575
United Therapeutics Corp.*	254	72,987
		2,105,553
BROADLINE RETAIL - 5.6%
Amazon.com, Inc.*	22,398	4,913,897
Coupang, Inc.*	10,929	327,433
MercadoLibre, Inc.*	106	277,045
		5,518,375
CAPITAL MARKETS - 4.0%
Blackstone, Inc.	5,165	772,581
Charles Schwab Corp. (The)	15,027	1,371,063
Intercontinental Exchange, Inc.	470	86,231
Moody's Corp.	1,459	731,820
Morgan Stanley	2,871	404,409
S&P Global, Inc.	1,031	543,636
		3,909,740
COMMERCIAL SERVICES & SUPPLIES - 0.8%
Cintas Corp.	1,896	422,562
Waste Connections, Inc.	1,292	241,242
Waste Management, Inc.	407	93,130
		756,934
COMMUNICATIONS EQUIPMENT - 0.8%
Arista Networks, Inc.*	5,307	542,959
Ciena Corp.*	413	33,589
Motorola Solutions, Inc.	625	262,788
		839,336
	Shares/ Principal	Fair Value
CONSTRUCTION & ENGINEERING - 0.4%
Comfort Systems USA, Inc.	621	$332,986
MasTec, Inc.*	414	70,558
		403,544
CONSUMER FINANCE - 0.3%
American Express Co.	992	316,428
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.9%
Costco Wholesale Corp.	1,690	1,672,998
Walmart, Inc.	12,519	1,224,108
		2,897,106
ELECTRIC UTILITIES - 0.1%
Entergy Corp.	863	71,733
ELECTRICAL EQUIPMENT - 0.4%
AMETEK, Inc.	450	81,432
GE Vernova, Inc.	545	288,387
		369,819
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.5%
Amphenol Corp., Class A	4,628	457,015
Badger Meter, Inc.	322	78,874
Flex Ltd.*	16,804	838,856
Keysight Technologies, Inc.*	724	118,634
		1,493,379
ENTERTAINMENT - 4.1%
Netflix, Inc.*	2,475	3,314,347
ROBLOX Corp., Class A*	772	81,214
Spotify Technology SA*	882	676,794
		4,072,355
FINANCIAL SERVICES - 2.1%
Mastercard, Inc., Class A	1,725	969,347
Visa, Inc., Class A	3,047	1,081,837
		2,051,184
GROUND TRANSPORTATION - 1.0%
Uber Technologies, Inc.*	10,115	943,730
HEALTH CARE EQUIPMENT & SUPPLIES - 0.8%
Boston Scientific Corp.*	7,196	772,922
HEALTH CARE PROVIDERS & SERVICES - 0.9%
Cardinal Health, Inc.	5,248	881,664
McKesson Corp.	32	23,449
		905,113
HEALTH CARE TECHNOLOGY - 0.0%†
Veeva Systems, Inc., Class A*	184	52,988

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

	Shares/ Principal	Fair Value
HOTELS, RESTAURANTS & LEISURE - 1.5%
Booking Holdings, Inc.	194	$1,123,113
Brinker International, Inc.*	103	18,574
DoorDash, Inc., Class A*	453	111,669
Dutch Bros, Inc., Class A*	1,833	125,322
Yum! Brands, Inc.	483	71,571
		1,450,249
HOUSEHOLD DURABLES - 0.3%
Garmin Ltd.	1,665	347,519
INSURANCE - 0.3%
Progressive Corp. (The)	999	266,593
INTERACTIVE MEDIA & SERVICES - 8.5%
Alphabet, Inc., Class A	13,208	2,327,646
Alphabet, Inc., Class C	10,069	1,786,140
Meta Platforms, Inc., Class A	5,795	4,277,231
		8,391,017
IT SERVICES - 0.6%
Accenture PLC, Class A	50	14,944
GoDaddy, Inc., Class A*	2,878	518,213
VeriSign, Inc.	291	84,041
		617,198
MACHINERY - 0.6%
Flowserve Corp.	4,071	213,117
Parker-Hannifin Corp.	533	372,284
		585,401
OIL, GAS & CONSUMABLE FUELS - 0.2%
Targa Resources Corp.	1,057	184,003
PHARMACEUTICALS - 2.8%
Bristol-Myers Squibb Co.	12,918	597,974
Eli Lilly & Co.	2,803	2,185,023
		2,782,997
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 20.1%
Advanced Micro Devices, Inc.*	22,581	3,204,244
Analog Devices, Inc.	644	153,285
Broadcom, Inc.	19,268	5,311,224
Credo Technology Group Holding Ltd.*	583	53,980
Lam Research Corp.	8,900	866,326
Marvell Technology, Inc.	5,861	453,641
NVIDIA Corp.	52,166	8,241,706
QUALCOMM, Inc.	5,433	865,260
Rambus, Inc.*	3,844	246,093
Texas Instruments, Inc.	2,336	485,000
		19,880,759
SOFTWARE - 20.0%
Adobe, Inc.*	2,454	949,404
AppLovin Corp., Class A*	60	21,005
	Shares/ Principal	Fair Value
SOFTWARE - 20.0% (Continued)
Atlassian Corp., Class A*	1,638	$332,661
Autodesk, Inc.*	257	79,559
Cadence Design Systems, Inc.*	628	193,518
Commvault Systems, Inc.*	269	46,895
Elastic NV*	3,789	319,526
Fair Isaac Corp.*	129	235,807
Fortinet, Inc.*	6,738	712,341
Intuit, Inc.	1,479	1,164,905
Microsoft Corp.	18,782	9,342,355
Oracle Corp.	6,187	1,352,664
Palantir Technologies, Inc., Class A*	7,529	1,026,353
Palo Alto Networks, Inc.*	1,227	251,093
Rubrik, Inc., Class A*	248	22,218
Salesforce, Inc.	6,658	1,815,570
SentinelOne, Inc., Class A*	4,115	75,222
ServiceNow, Inc.*	1,484	1,525,671
Workday, Inc., Class A*	927	222,480
Zscaler, Inc.*	175	54,940
		19,744,187
SPECIALTY RETAIL - 2.3%
AutoNation, Inc.*	303	60,191
AutoZone, Inc.*	55	204,172
Home Depot, Inc. (The)	3,325	1,219,078
O'Reilly Automotive, Inc.*	3,675	331,228
TJX Cos., Inc. (The)	4,041	499,023
		2,313,692
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 8.5%
Apple, Inc.	33,663	6,906,638
Dell Technologies, Inc., Class C	11,475	1,406,835
NetApp, Inc.	469	49,972
		8,363,445
TEXTILES, APPAREL & LUXURY GOODS - 0.7%
Ralph Lauren Corp.	2,622	719,162
TOBACCO - 0.1%
Philip Morris International, Inc.	623	113,467
TOTAL COMMON STOCKS (Cost - $56,231,009)		97,119,014
SHORT-TERM INVESTMENTS - 1.8%
MONEY MARKET FUNDS - 1.8%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.23% (a) (Cost - $1,801,517)	1,801,517	1,801,517
TOTAL SHORT-TERM INVESTMENTS (Cost - $1,801,517)		1,801,517
TOTAL INVESTMENTS - 100.0% (Cost - $58,032,526)		$98,920,531
OTHER ASSETS LESS LIABILITIES - NET (0.0)%†		(35,983)
TOTAL NET ASSETS - 100.0%		$98,884,548

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  The rate shown is the annualized seven-day yield at period end.

PLC - Public Limited Company

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
NASDAQ 100 E-MINI SEP25	Goldman Sachs & Co.	4	9/19/2025	$1,831,460	$81,927

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited)

June 30, 2025

	Shares/ Principal	Fair Value
COMMON STOCKS - 85.4%
AUSTRALIA - 3.9%
AGL Energy Ltd.	20,263	$129,208
ANZ Group Holdings Ltd.	13,252	253,246
Aristocrat Leisure Ltd.	11,348	484,664
BHP Group Ltd.	2,965	70,962
BHP Group Ltd.	20,112	484,380
Commonwealth Bank of Australia	10,425	1,262,216
Fortescue Ltd.	1,808	18,105
Glencore PLC*	134,355	522,146
Insurance Australia Group Ltd.	3,494	20,677
JB Hi-Fi Ltd.	305	22,057
Macquarie Group Ltd.	2,522	378,043
National Australia Bank Ltd.	976	25,175
Northern Star Resources Ltd.	11,430	138,952
Pro Medicus Ltd.	566	105,744
Qantas Airways Ltd.	16,734	117,782
QBE Insurance Group Ltd.	5,218	79,985
REA Group Ltd.	1,552	244,603
Rio Tinto PLC	929	54,041
Santos Ltd.	44,302	222,395
Sonic Healthcare Ltd.	10,013	175,796
South32 Ltd.	33,629	64,133
Transurban Group	32,895	301,377
Wesfarmers Ltd.	3,845	213,555
Worley Ltd.	5,410	46,374
		5,435,616
AUSTRIA - 0.1%
BAWAG Group AG*,(a)	1,153	146,714
Erste Group Bank AG	183	15,531
		162,245
BELGIUM - 0.3%
Ageas SA	4,355	293,180
Anheuser-Busch InBev SA	2,008	137,277
UCB SA	158	30,964
		461,421
BRAZIL - 1.2%
Ambev SA	35,496	86,434
B3 SA - Brasil Bolsa Balcao	79,380	211,473
Banco Bradesco SA	14,933	39,591
Banco do Brasil SA	7,351	29,860
Banco Santander Brasil SA	9,764	53,151
BB Seguridade Participacoes SA	10,028	65,906
CPFL Energia SA	9,598	71,574
Embraer SA	4,637	65,572
Energisa SA	5,368	47,711
Lojas Renner SA	78,664	282,927
Petroleo Brasileiro SA	10,493	65,367
Porto Seguro SA	3,608	36,378
Telefonica Brasil SA	2,908	16,512
	Shares/ Principal	Fair Value
BRAZIL - 1.2% (Continued)
TOTVS SA	4,800	$37,210
Ultrapar Participacoes SA	27,650	88,961
Vale SA	2,393	23,106
WEG SA	8,780	68,755
Wheaton Precious Metals Corp.	4,773	428,363
		1,718,851
BURKINA FASO - 0.0%†
Endeavour Mining PLC	863	26,557
CANADA - 8.2%
Agnico Eagle Mines Ltd.	1,259	149,696
Alimentation Couche-Tard, Inc.	5,927	294,026
Aritzia, Inc.*	324	16,752
Bank of Montreal	2,149	237,674
Bank of Nova Scotia (The)	3,606	198,997
Barrick Mining Corp.	17,770	369,204
BCE, Inc.	2,024	44,796
Brookfield Corp.	6,423	396,724
Brookfield Infrastructure Corp., Class A	3,814	158,374
CAE, Inc.*	5,855	171,252
Canadian Imperial Bank of Commerce	423	29,965
Canadian National Railway Co.	6,771	704,095
Canadian Natural Resources Ltd.	8,671	271,982
Canadian Pacific Kansas City Ltd.	912	72,305
CGI, Inc.	3,885	407,178
Colliers International Group, Inc.	169	22,067
Constellation Software, Inc.	136	497,673
Descartes Systems Group, Inc. (The)*	311	31,528
Dollarama, Inc.	920	129,366
Empire Co. Ltd., Class A	5,161	213,740
Enbridge, Inc.	5,229	236,637
Fairfax Financial Holdings Ltd.	194	349,470
Finning International, Inc.	1,942	82,861
FirstService Corp.	1,598	278,294
Franco-Nevada Corp.	426	69,799
George Weston Ltd.	2,115	423,326
GFL Environmental, Inc.	795	40,050
Great-West Lifeco, Inc.	9,251	351,124
iA Financial Corp., Inc.	80	8,753
IGM Financial, Inc.	1,561	49,215
Intact Financial Corp.	155	35,970
Kinaxis, Inc.*	170	25,232
Kinross Gold Corp.	17,105	266,760
Loblaw Cos., Ltd.	1,915	316,126
Magna International, Inc.	183	7,060
Manulife Financial Corp.	14,607	466,097
Pembina Pipeline Corp.	191	7,157
Power Corp. of Canada	6,953	271,037
RioCan Real Estate Investment Trust	5,915	76,771
Royal Bank of Canada	7,366	968,835

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

	Shares/ Principal	Fair Value
CANADA - 8.2% (Continued)
Shopify, Inc., Class A*	5,615	$646,311
Stantec, Inc.	2,782	302,095
Sun Life Financial, Inc.	1,521	101,002
Suncor Energy, Inc.	10,585	395,706
TC Energy Corp.	6,427	313,131
Teck Resources Ltd., Class B	4,897	197,639
TELUS Corp.	7,568	121,299
TFI International, Inc.	2,557	229,071
Thomson Reuters Corp.	384	77,065
TMX Group Ltd.	450	19,036
Toronto-Dominion Bank (The)	4,268	313,289
		11,463,612
CHINA - 8.3%
3SBio, Inc.*,(a)	25,000	75,318
Alibaba Group Holding Ltd.	81,000	1,132,968
Aluminum Corp. of China Ltd., Class H	54,000	36,321
ANTA Sports Products Ltd.	3,400	40,930
Autohome, Inc., ADR	681	17,563
Baidu, Inc., Class A*	14,438	153,484
Bank of China Ltd., Class H	367,000	213,187
Beijing Enterprises Holdings Ltd.	10,000	41,146
Beijing Kingsoft Office Software, Inc.*	645	25,209
Beone Medicines Ltd.*	4,100	77,195
Bilibili, Inc., Class Z*	660	14,100
BOC Hong Kong Holdings Ltd.	26,000	112,943
BOE Technology Group Co. Ltd., Class A	305,300	170,002
BYD Co. Ltd., Class A	2,400	111,169
BYD Co. Ltd., Class H	19,000	296,497
China CITIC Bank Corp. Ltd., Class H	36,000	34,303
China Construction Bank Corp., Class H	505,000	509,503
China Life Insurance Co. Ltd., Class H	64,000	153,600
China Mengniu Dairy Co. Ltd.	10,000	20,509
China Merchants Bank Co. Ltd., Class A	6,300	40,400
China Merchants Bank Co. Ltd., Class H	17,000	118,783
China Petroleum & Chemical Corp., Class H	44,000	23,037
China Resources Land Ltd.	18,000	60,994
China Tower Corp. Ltd., Class H (a)	11,200	16,008
CMOC Group Ltd., Class H	27,000	27,447
Contemporary Amperex Technology Co. Ltd., Class A	3,000	105,598
CSPC Pharmaceutical Group Ltd.	61,040	59,874
ENN Energy Holdings Ltd.	6,200	49,521
Geely Automobile Holdings Ltd.	63,000	128,087
Great Wall Motor Co. Ltd., Class H*	45,500	70,018
Gree Electric Appliances Inc of Zhuhai, Class A	24,300	152,335
Guangdong Investment Ltd.	28,000	23,399
Guosen Securities Co. Ltd.	12,300	19,775
Haier Smart Home Co. Ltd., Class A	10,200	29,171
Huatai Securities Co. Ltd., Class A	88,100	218,974
IEIT Systems Co. Ltd.	16,300	115,741
	Shares/ Principal	Fair Value
CHINA - 8.3% (Continued)
Industrial & Commercial Bank of China Ltd., Class H	355,000	$281,287
Innovent Biologics, Inc.*,(a)	7,000	69,911
JD.com, Inc., Class A	15,950	259,873
Jinko Solar Co. Ltd., Class A*	24,538	17,773
Kunlun Energy Co. Ltd.	22,000	21,355
Kweichow Moutai Co. Ltd., Class A	500	98,355
Lenovo Group Ltd.	76,000	91,200
Li Auto, Inc., Class A*	2,800	38,166
Meituan, Class B*,(a)	29,610	472,628
Midea Group Co. Ltd.	1,300	13,099
NetEase, Inc.	9,760	262,339
New Oriental Education & Technology Group, Inc.	3,200	17,182
PDD Holdings, Inc., ADR*	803	84,042
PetroChina Co. Ltd., Class H	210,000	180,573
Ping An Insurance Group Co. of China Ltd., Class A	31,100	240,797
Ping An Insurance Group Co. of China Ltd., Class H	57,000	361,968
Pop Mart International Group Ltd. (a)	3,600	122,262
Postal Savings Bank of China Co. Ltd., Class H (a)	40,000	27,924
Prosus NV*	6,533	364,036
Shandong Nanshan Aluminum Co. Ltd., Class A	106,400	56,871
SooChow Securities Co. Ltd.	16,200	19,782
Sunny Optical Technology Group Co. Ltd.	2,500	22,086
Tencent Holdings Ltd.	40,300	2,582,280
Tingyi Cayman Islands Holding Corp.	10,000	14,650
Trip.com Group Ltd.	2,645	153,646
Weichai Power Co. Ltd., Class A	7,138	15,321
Wuliangye Yibin Co. Ltd., Class A	9,100	151,000
Xiaomi Corp., Class B*,(a)	91,400	698,016
XPeng, Inc., Class A*	3,500	31,478
Xtep International Holdings Ltd.	22,000	15,778
Yangzijiang Shipbuilding Holdings Ltd.	23,400	40,787
Yunnan Baiyao Group Co. Ltd.	5,000	38,930
Zai Lab Ltd.*	4,030	14,092
Zhejiang NHU Co Ltd.	29,700	88,161
Zijin Mining Group Co. Ltd., Class H	66,000	168,573
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	15,200	11,289
ZTE Corp., Class A	11,300	51,237
		11,693,856
DENMARK - 1.1%
AP Moller - Maersk A/S, Class A	21	38,657
AP Moller - Maersk A/S, Class B	16	29,642
Danske Bank A/S	1,504	61,123
Genmab A/S*	637	131,794
GN Store Nord A/S*	4,442	68,142

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

	Shares/ Principal	Fair Value
DENMARK - 1.1% (Continued)
Novo Nordisk A/S, Class B	14,456	$999,852
Pandora A/S	203	35,516
Vestas Wind Systems A/S	10,300	153,986
		1,518,712
FINLAND - 0.4%
Elisa Oyj	590	32,606
Nokia Oyj	28,016	144,898
Nordea Bank Abp	10,329	152,893
Sampo Oyj, Class A	1,595	17,094
Wartsila OYJ Abp	7,506	176,571
		524,062
FRANCE - 6.1%
Air Liquide SA	2,335	480,048
Airbus SE	320	66,584
Amundi SA (a)	1,504	121,288
Arkema SA	118	8,664
AXA SA	4,053	198,250
BNP Paribas SA	4,061	363,818
Bouygues SA	1,123	50,620
Bureau Veritas SA	7,910	268,712
Capgemini SE	656	111,695
Carrefour SA	2,643	37,137
Credit Agricole SA	16,833	317,435
Danone SA	9,484	772,170
Dassault Aviation SA	41	14,448
Dassault Systemes SE	9,967	359,534
Eiffage SA	2,335	326,857
Engie SA	27,231	636,905
Hermes International SCA	141	380,514
Ipsen SA	1,000	118,676
L'Oreal SA	233	99,310
LVMH Moet Hennessy Louis Vuitton SE	1,628	849,643
Orange SA	34,314	520,210
Publicis Groupe SA	1,856	208,455
Safran SA	2,585	837,192
Societe Generale SA	274	15,615
Teleperformance SE	184	17,780
Thales SA	671	196,598
TotalEnergies SE	7,232	442,292
Valeo SE	8,662	94,460
Veolia Environnement SA	6,177	219,339
Vinci SA	2,761	405,449
		8,539,698
GERMANY - 6.3%
adidas AG	2,460	571,615
Allianz SE	2,616	1,056,659
Deutsche Bank AG	13,162	388,882
Deutsche Boerse AG	526	170,971
Deutsche Telekom AG	30,605	1,112,618
	Shares/ Principal	Fair Value
GERMANY - 6.3% (Continued)
E.ON SE	24,969	$457,967
Fresenius Medical Care AG	2,088	119,241
GEA Group AG	2,962	206,531
Henkel AG & Co. KGaA	877	63,312
HUGO BOSS AG	991	45,682
Infineon Technologies AG	2,074	87,924
Mercedes-Benz Group AG	3,038	177,202
Merck KGaA	534	68,952
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	144	93,070
Nemetschek SE	591	85,331
Rational AG	95	79,399
Rheinmetall AG	226	476,726
SAP SE	6,760	2,048,479
Siemens AG	3,419	873,515
Siemens Energy AG*	4,318	497,035
Siemens Healthineers AG (a)	2,430	134,237
		8,815,348
HONG KONG - 1.2%
AIA Group Ltd.	70,200	629,564
CLP Holdings Ltd.	12,000	101,045
Hong Kong Exchanges & Clearing Ltd.	2,700	144,046
Jardine Matheson Holdings Ltd.	3,500	168,210
Link REIT	16,000	85,401
Sino Biopharmaceutical Ltd.	84,000	56,285
Sun Hung Kai Properties Ltd.	6,000	68,828
Techtronic Industries Co. Ltd.	13,000	142,917
WH Group Ltd. (a)	213,500	205,341
Wharf Real Estate Investment Co. Ltd.	23,000	65,045
		1,666,682
HUNGARY - 0.2%
OTP Bank Nyrt	2,771	220,538
INDONESIA - 0.5%
Astra International Tbk PT	189,700	52,581
Bank Central Asia TBK PT	656,000	350,526
Bank Mandiri Persero TBK PT	449,100	134,993
Bank Negara Indonesia Persero TBK PT	87,800	22,281
Bank Rakyat Indonesia Persero TBK PT	616,100	141,929
		702,310
IRELAND - 0.1%
Kerry Group PLC, Class A	559	61,517
Kingspan Group PLC	1,598	135,434
		196,951
ISRAEL - 0.7%
Bank Hapoalim BM	14,963	287,130
Bank Leumi Le-Israel BM	6,939	129,034
Elbit Systems Ltd.	49	21,797

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

	Shares/ Principal	Fair Value
ISRAEL - 0.7% (Continued)
Israel Discount Bank Ltd., Class A	5,647	$56,277
Mizrahi Tefahot Bank Ltd.	3,355	218,685
Nice Ltd.*	925	156,982
Teva Pharmaceutical Industries Ltd., ADR*	5,917	99,169
		969,074
ITALY - 1.7%
A2A SpA	69,218	185,660
Amplifon SpA	5,748	134,474
Banca Mediolanum SpA	1,024	17,574
Banca Monte dei Paschi di Siena SpA	13,033	110,488
BPER Banca SpA	4,565	41,347
Buzzi Unicem SpA	288	15,910
Enel SpA	44,409	419,955
Ferrari NV	313	152,881
Generali	4,345	154,083
Infrastrutture Wireless Italiane SpA (a)	1,373	16,729
Intesa Sanpaolo SpA	69,790	400,726
Italgas SpA	10,030	84,771
Leonardo SpA	1,992	111,724
Moncler SpA	379	21,528
Nexi SpA (a)	19,205	114,387
Recordati Industria Chimica e Farmaceutica SpA	2,034	127,498
UniCredit SpA	3,274	218,716
Unipol Assicurazioni SpA	989	19,533
		2,347,984
JAPAN - 13.8%
Advantest Corp.	1,800	132,777
Aeon Co. Ltd.	100	3,060
Amada Co. Ltd.	18,300	199,603
Asahi Group Holdings Ltd.	1,500	20,016
Asahi Kasei Corp.	25,100	178,460
Astellas Pharma, Inc.	27,600	270,659
Brother Industries Ltd.	900	15,521
Canon, Inc.	13,400	388,609
Chubu Electric Power Co., Inc.	3,300	40,689
Chugai Pharmaceutical Co. Ltd.	2,800	145,869
Dai-ichi Life Holdings, Inc.	21,600	163,894
Daiichi Sankyo Co. Ltd.	3,000	69,888
Daikin Industries Ltd.	1,100	129,651
Daito Trust Construction Co. Ltd.	1,800	195,334
Daiwa Securities Group, Inc.	7,000	49,649
Denso Corp.	14,400	194,449
DMG Mori Co. Ltd.	5,400	124,079
ENEOS Holdings, Inc.	56,500	279,713
FANUC Corp.	7,700	210,032
Fast Retailing Co. Ltd.	700	239,981
Fujitsu Ltd.	9,600	233,611
Fukuoka Financial Group, Inc.	1,200	32,043
Hitachi Ltd.	23,600	687,030
	Shares/ Principal	Fair Value
JAPAN - 13.8% (Continued)
Hoya Corp.	2,000	$237,530
Hulic Co. Ltd.	4,900	49,273
Inpex Corp.	8,700	121,967
ITOCHU Corp.	1,300	68,004
J Front Retailing Co. Ltd.	1,600	21,744
Japan Post Bank Co. Ltd.	22,500	242,220
Japan Post Holdings Co. Ltd.	8,200	75,815
Japan Tobacco, Inc.	700	20,586
Kansai Electric Power Co., Inc. (The)	10,000	118,315
Kao Corp.	3,400	151,987
Keyence Corp.	1,200	480,515
Kyocera Corp.	9,100	109,210
Kyushu Electric Power Co., Inc.	1,800	16,044
LY Corp.	7,800	28,642
Mazda Motor Corp.	21,600	130,008
McDonald's Holdings Co. Japan Ltd.	2,700	111,406
Mitsubishi Chemical Group Corp.	35,300	185,243
Mitsubishi Electric Corp.	6,500	139,994
Mitsubishi Estate Co. Ltd.	1,800	33,683
Mitsubishi HC Capital, Inc.	6,300	46,254
Mitsubishi Heavy Industries Ltd.	8,500	212,434
Mitsubishi UFJ Financial Group, Inc.	67,900	932,159
Mitsui & Co. Ltd.	17,000	346,838
Mitsui Fudosan Co. Ltd.	16,800	162,249
Mizuho Financial Group, Inc.	16,700	461,650
MS&AD Insurance Group Holdings, Inc.	10,900	243,740
Murata Manufacturing Co. Ltd.	33,400	498,069
NEC Corp.	10,500	306,688
Nexon Co. Ltd.	400	8,058
Nintendo Co. Ltd.	900	86,483
NIPPON EXPRESS HOLDINGS, INC.	300	6,008
Nippon Telegraph & Telephone Corp.	172,500	183,911
Nomura Holdings, Inc.	81,000	533,850
Nomura Real Estate Holdings, Inc.	9,000	52,575
Nomura Research Institute Ltd.	2,700	108,097
Obayashi Corp.	7,400	111,964
Obic Co. Ltd.	600	23,307
Olympus Corp.	14,000	166,222
Ono Pharmaceutical Co. Ltd.	5,400	58,282
ORIX Corp.	18,300	413,015
Otsuka Corp.	800	16,264
Otsuka Holdings Co. Ltd.	1,600	79,211
Panasonic Holdings Corp.	24,800	267,066
Rakuten Group, Inc.*	17,900	98,692
Recruit Holdings Co. Ltd.	12,700	750,421
Renesas Electronics Corp.	5,800	71,835
Resona Holdings, Inc.	16,200	149,388
SBI Holdings, Inc.	1,000	34,823
Secom Co. Ltd.	900	32,294
Sekisui House Ltd.	3,600	79,330

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

	Shares/ Principal	Fair Value
JAPAN - 13.8% (Continued)
Seven & i Holdings Co. Ltd.	2,200	$35,381
Shimizu Corp.	8,200	91,455
Shin-Etsu Chemical Co. Ltd.	15,400	508,767
Skylark Holdings Co. Ltd.	4,100	85,636
SMC Corp.	400	144,110
SoftBank Corp.	217,500	335,785
SoftBank Group Corp.	2,300	167,431
Sompo Holdings, Inc.	7,300	219,589
Sony Group Corp.	33,700	870,234
Sumitomo Chemical Co. Ltd.	72,600	175,161
Sumitomo Corp.	11,100	286,558
Sumitomo Mitsui Financial Group, Inc.	30,000	754,751
Sumitomo Mitsui Trust Group, Inc.	11,800	313,616
T&D Holdings, Inc.	2,300	50,476
Takeda Pharmaceutical Co. Ltd.	15,900	487,089
TDK Corp.	13,000	152,594
Terumo Corp.	7,500	137,596
Tohoku Electric Power Co., Inc.	4,500	32,727
Tokio Marine Holdings, Inc.	8,300	351,146
Tokyo Electron Ltd.	2,700	517,401
Tokyo Gas Co. Ltd.	1,600	53,080
Toyota Motor Corp.	33,000	569,552
Toyota Tsusho Corp.	6,300	142,578
Unicharm Corp.	3,700	26,653
		19,397,346
LUXEMBOURG - 0.0%†
Reinet Investments SCA	690	22,370
MALAYSIA - 0.9%
CIMB Group Holdings BHD	34,500	55,636
Hartalega Holdings BHD	31,600	12,308
Hong Leong Bank BHD	4,200	19,551
IHH Healthcare BHD	56,900	92,164
Inari Amertron BHD	79,500	38,140
Kuala Lumpur Kepong BHD	6,300	30,973
Malayan Banking BHD	108,000	248,807
Petronas Dagangan BHD	10,400	53,155
Press Metal Aluminium Holdings BHD	102,200	125,732
Public Bank BHD	211,900	216,908
QL Resources BHD	15,525	16,961
RHB Bank BHD	73,700	110,274
Telekom Malaysia BHD	38,800	60,359
Tenaga Nasional BHD	45,700	156,078
		1,237,046
MEXICO - 0.5%
Alfa SAB de CV, Class A	21,109	15,475
Arca Continental SAB de CV	5,506	57,939
Cemex SAB de CV, Series CPO	57,726	39,692
Coca-Cola Femsa SAB de CV	6,091	58,605
	Shares/ Principal	Fair Value
MEXICO - 0.5% (Continued)
Fomento Economico Mexicano SAB de CV	7,556	$77,208
Grupo Aeroportuario del Centro Norte SAB de CV	1,800	23,515
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,263	28,718
Grupo Bimbo SAB de CV, Series A	20,598	57,066
Grupo Financiero Banorte SAB de CV, Class O	16,871	153,770
Grupo Mexico SAB de CV, Series B	25,451	152,569
Wal-Mart de Mexico SAB de CV	21,599	70,975
		735,532
NETHERLANDS - 2.9%
Adyen NV*,(a)	80	146,346
Argenx SE*	183	100,920
ASM International NV	175	111,627
ASML Holding NV	2,342	1,862,829
ASR Nederland NV	355	23,494
Euronext NV (a)	1,609	274,054
Heineken NV	954	82,891
ING Groep NV	21,236	464,307
Koninklijke Ahold Delhaize NV	5,762	240,112
Koninklijke Philips NV	2,199	52,684
NN Group NV	4,028	266,769
Wolters Kluwer NV	2,461	410,072
		4,036,105
NEW ZEALAND - 0.4%
Fisher & Paykel Healthcare Corp. Ltd.	3,264	71,430
Xero Ltd.*	3,900	459,544
		530,974
NORWAY - 0.6%
Aker BP ASA	8,651	220,385
Kongsberg Gruppen ASA	9,405	363,246
Telenor ASA	12,599	195,091
		778,722
PHILIPPINES - 0.0%†
SM Investments Corp.	920	14,242
SM Prime Holdings, Inc.	21,800	9,075
		23,317
PORTUGAL - 0.0%†
EDP SA	5,302	22,916
SINGAPORE - 1.2%
DBS Group Holdings Ltd.	13,730	484,132
Sea Ltd., ADR*	1,683	269,179
Singapore Telecommunications Ltd.	256,200	768,409
STMicroelectronics NV	4,728	143,938
		1,665,658

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

	Shares/ Principal	Fair Value
SOUTH AFRICA - 0.8%
AVI Ltd.	10,105	$53,524
Capitec Bank Holdings Ltd.	595	118,890
Clicks Group Ltd.	2,219	46,325
FirstRand Ltd.	37,438	159,453
Foschini Group Ltd.	1,691	12,267
MTN Group Ltd.	10,247	81,209
Naspers Ltd., Class N	490	152,074
Nedbank Group Ltd.	2,444	33,426
Old Mutual Ltd.	29,187	19,823
Sanlam Ltd.	25,363	126,549
Standard Bank Group Ltd.	17,496	224,006
Valterra Platinum Limited	982	43,671
Vodacom Group Ltd.	2,599	19,992
Woolworths Holdings Ltd.	22,801	66,409
		1,157,618
SOUTH KOREA - 3.0%
Celltrion, Inc.	826	97,681
CJ Logistics Corp.	69	4,468
GS Holdings Corp.	764	26,408
Hana Financial Group, Inc.	697	44,570
HL Mando Co. Ltd.	497	12,097
Hugel, Inc.*	91	26,162
Hyundai Engineering & Construction Co. Ltd.	947	55,083
Hyundai Marine & Fire Insurance Co. Ltd.*	680	13,327
Hyundai Mobis Co. Ltd.	642	136,525
Hyundai Motor Co.	139	20,959
Kakao Corp.	898	39,923
KakaoBank Corp.	1,396	31,031
Kangwon Land, Inc.	2,715	36,814
KB Financial Group, Inc.	1,643	135,009
Kia Corp.	2,042	146,614
Korea Electric Power Corp.	1,211	35,264
Korea Gas Corp.	1,497	46,199
Korean Air Lines Co. Ltd.	1,051	17,833
Krafton, Inc.*	54	14,524
KT Corp.	2,015	83,162
KT&G Corp.	780	73,804
LG Chem Ltd.	251	39,335
LG Electronics, Inc.	378	20,670
LG H&H Co. Ltd.	67	15,861
NAVER Corp.	1,453	282,612
NCSoft Corp.	161	24,634
Netmarble Corp. (a)	287	13,185
Pan Ocean Co. Ltd.	6,800	18,718
Samsung Biologics Co. Ltd.*,(a)	154	113,195
Samsung C&T Corp.	646	77,256
Samsung E&A Co. Ltd.	5,880	96,286
Samsung Electro-Mechanics Co. Ltd.	893	89,128
Samsung Electronics Co. Ltd.	27,009	1,196,753
Samsung Fire & Marine Insurance Co. Ltd.	77	24,761
	Shares/ Principal	Fair Value
SOUTH KOREA - 3.0% (Continued)
Samsung Life Insurance Co. Ltd.	645	$60,887
Samsung SDI Co. Ltd.	165	21,126
Samsung SDS Co. Ltd.	746	93,748
Samsung Securities Co. Ltd.	2,586	141,027
Shinhan Financial Group Co. Ltd.	2,179	99,134
SK Hynix, Inc.	2,574	556,912
SK Telecom Co. Ltd.	1,200	50,415
SK, Inc.	171	25,911
S-Oil Corp.	753	33,421
		4,192,432
SPAIN - 1.6%
ACS Actividades de Construccion y Servicios SA	3,753	259,702
Banco Bilbao Vizcaya Argentaria SA	21,962	336,559
Banco de Sabadell SA	21,715	68,900
Banco Santander SA	84,493	696,953
Bankinter SA	10,678	138,881
Endesa SA	2,244	70,831
Industria de Diseno Textil SA	6,924	359,083
Telefonica SA	56,810	297,288
		2,228,197
SWEDEN - 1.8%
AddTech AB, Class B	1,783	60,242
Alfa Laval AB	5,751	240,047
Assa Abloy AB, Class B	14,505	449,286
Atlas Copco AB, Class A	28,601	458,707
Atlas Copco AB, Class B	6,274	88,510
Evolution AB (a)	1,595	125,787
Getinge AB, Class B	1,713	34,097
Hexagon AB, Class B	10,378	103,623
Industrivarden AB, Class A	1,877	67,593
Investor AB, Class B	959	28,150
Sandvik AB	9,722	221,261
Skanska AB, Class B	3,637	84,033
Swedbank AB, Class A	1,719	45,183
Swedish Orphan Biovitrum AB*	3,400	102,816
Tele2 AB, Class B	1,108	16,073
Telefonaktiebolaget LM Ericsson, Class B	40,418	343,263
Volvo AB, Class B	573	15,957
		2,484,628
SWITZERLAND - 3.1%
ABB Ltd.	19,342	1,149,585
Accelleron Industries AG	498	34,910
Alcon AG	956	84,310
Belimo Holding AG	196	198,955
Chocoladefabriken Lindt & Spruengli AG	13	218,028
Cie Financiere Richemont SA, Class A	1,400	262,852
Flughafen Zurich AG	430	122,085
Givaudan SA	143	690,029

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

	Shares/ Principal	Fair Value
SWITZERLAND - 3.1% (Continued)
Helvetia Holding AG	374	$87,439
Kuehne + Nagel International AG	143	30,836
Logitech International SA	2,146	192,601
Schindler Holding AG	171	61,762
SGS SA	2,539	256,771
Sonova Holding AG	80	23,759
UBS Group AG	13,161	443,936
Zurich Insurance Group AG	664	462,631
		4,320,489
TAIWAN - 0.0%†
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	137	31,029
THAILAND - 0.4%
B Grimm Power PCL	10,800	3,455
Bangkok Bank PCL, NVDR	40,700	174,024
Central Pattana PCL, NVDR	9,900	14,085
CP ALL PCL, NVDR	177,400	240,108
PTT Exploration & Production PCL, NVDR	27,700	93,302
PTT PCL, NVDR	79,900	73,734
TMBThanachart Bank PCL, NVDR	201,700	11,726
		610,434
UNITED KINGDOM - 7.7%
Anglogold Ashanti PLC	5,485	247,194
AstraZeneca PLC	7,576	1,050,635
Aviva PLC	2,568	21,790
BAE Systems PLC	26,182	676,848
Barclays PLC	104,626	483,601
Barratt Redrow PLC	6,587	41,152
Berkeley Group Holdings PLC	489	25,866
British American Tobacco PLC	7,851	372,571
British Land Co. PLC (The)	3,925	20,245
Bunzl PLC	1,598	50,804
CK Hutchison Holdings Ltd.	63,500	390,707
Compass Group PLC	7,207	243,644
Halma PLC	1,002	43,939
HSBC Holdings PLC	82,939	1,002,214
IG Group Holdings PLC	8,083	117,854
IMI PLC	3,274	93,948
Imperial Brands PLC	9,872	389,203
Informa PLC	33,378	368,569
International Consolidated Airlines Group SA	11,767	55,018
Intertek Group PLC	6,792	441,172
J Sainsbury PLC	25,634	101,800
Johnson Matthey PLC	3,657	86,997
Lloyds Banking Group PLC	48,418	50,890
London Stock Exchange Group PLC	5,114	745,298
Marks & Spencer Group PLC	10,423	50,620
NatWest Group PLC	36,886	258,496
RELX PLC	12,398	668,881
Rolls-Royce Holdings PLC	62,427	827,751
	Shares/ Principal	Fair Value
UNITED KINGDOM - 7.7% (Continued)
Sage Group PLC (The)	1,143	$19,587
Smiths Group PLC	12,369	380,694
Standard Chartered PLC	12,625	208,819
Taylor Wimpey PLC	26,811	43,629
Tesco PLC	44,164	242,867
Unilever PLC	2,198	133,282
Unilever PLC	8,507	516,872
Vodafone Group PLC	232,156	247,445
		10,720,902
UNITED STATES - 6.4%
Amrize Ltd.*	5,911	293,916
BP PLC	80,623	404,032
CSL Ltd.	2,174	341,195
Experian PLC	10,461	537,858
GSK PLC	35,544	677,037
Holcim AG*	5,911	437,384
James Hardie Industries PLC*	1,353	36,975
JBS NV, BDR*	3,460	50,171
Nestle SA	4,784	473,772
Novartis AG	13,938	1,683,942
Roche Holding AG	4,117	1,342,083
Sanofi SA	5,375	518,700
Schneider Electric SE	2,184	578,881
Shell PLC	40,643	1,422,175
Stellantis NV	9,277	92,661
Tenaris SA	3,059	57,363
		8,948,145
ZAMBIA - 0.0%†
First Quantum Minerals Ltd.*	1,630	28,897
TOTAL COMMON STOCKS (Cost - $91,740,794)		119,636,274
EXCHANGE TRADED FUNDS - 5.9%
EQUITY FUNDS - 5.9%
iShares MSCI Saudi Arabia ETF	42,047	1,620,491
iShares MSCI Taiwan ETF	115,818	6,647,953
TOTAL EXCHANGE TRADED FUNDS (Cost - $6,200,190)		8,268,444
PREFERRED STOCKS - 0.7%
BRAZIL - 0.4%
Banco Bradesco SA	57,243	176,307
Braskem SA, Class A*	10,152	16,834
Energisa S/A	1	2
Gerdau SA	5,185	15,200
Isa Energia Brasil SA	4,880	20,770
Itau Unibanco Holding SA	40,061	270,628
Petroleo Brasileiro SA	9,299	53,448
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A*	17,187	12,911
		566,100

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

	Shares/ Principal	Fair Value
COLOMBIA - 0.0%†
Grupo Cibest SA	1,950	$22,035
GERMANY - 0.2%
Henkel AG & Co. KGaA	3,607	282,244
Sartorius AG, Class Preference	62	15,720
		297,964
SOUTH KOREA - 0.1%
Samsung Electronics Co. Ltd.	4,374	160,427
TOTAL PREFERRED STOCKS (Cost - $1,126,340)		1,046,526
WARRANTS - 0.0%†
Constellation Software, Inc., expires 3/31/40* (Cost - $0)	104	0
SHORT-TERM INVESTMENTS - 6.7%
MONEY MARKET FUNDS - 6.7%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.23% (b) (Cost - $9,358,145)	9,358,145	9,358,145
TOTAL SHORT-TERM INVESTMENTS (Cost - $9,358,145)		9,358,145
TOTAL INVESTMENTS - 98.7% (Cost - $108,425,469)		$138,309,389
OTHER ASSETS LESS LIABILITIES - NET 1.3%		1,775,729
TOTAL NET ASSETS - 100.0%		$140,085,118

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2025, these securities amounted to $2,893,330 or 2.1% of net assets.

(b)  The rate shown is the annualized seven-day yield at period end.

ADR - American Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
FTSE Taiwan Index Future	Goldman Sachs & Co.	10	7/30/2025	$729,400	$1,230
MSCI EAFE Future	Goldman Sachs & Co.	16	9/19/2025	2,145,360	29,950
MSCI Emerging Market Index Future	Goldman Sachs & Co.	15	9/19/2025	925,125	16,336
MSCI India Index Future	Goldman Sachs & Co.	47	9/19/2025	6,260,400	155,226
TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$202,742

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited)

June 30, 2025

	Shares/ Principal	Fair Value
COMMON STOCKS - 98.6%
AEROSPACE & DEFENSE - 5.4%
Curtiss-Wright Corp.	824	$402,565
HEICO Corp.	3,636	1,192,608
HEICO Corp., Class A	12,913	3,341,239
Howmet Aerospace, Inc.	41,060	7,642,498
Loar Holdings, Inc.*	3,703	319,087
Lockheed Martin Corp.	1,224	566,883
Rocket Lab Corp.*	30,127	1,077,643
Standard Aero, Inc.*	9,684	306,499
Voyager Technologies, Inc., Class A*	315	12,364
		14,861,386
AIR FREIGHT & LOGISTICS - 0.2%
FedEx Corp.	2,164	491,899
AUTOMOBILE COMPONENTS - 0.2%
BorgWarner, Inc.	12,111	405,476
BANKS - 0.3%
Huntington Bancshares, Inc.	4,336	72,672
Mid Penn Bancorp, Inc.	1	28
NU Holdings Ltd., Class A*	60,875	835,205
		907,905
BEVERAGES - 0.1%
Celsius Holdings, Inc.*	3,128	145,108
BIOTECHNOLOGY - 4.1%
AbbVie, Inc.	241	44,734
Alnylam Pharmaceuticals, Inc.*	10,212	3,330,031
Apellis Pharmaceuticals, Inc.*	11,467	198,494
Caris Life Sciences, Inc.*	1,134	30,300
Exact Sciences Corp.*	4,570	242,850
Exelixis, Inc.*	22,115	974,719
Gilead Sciences, Inc.	399	44,237
Incyte Corp.*	5,878	400,292
Moderna, Inc.*	4,789	132,129
Natera, Inc.*	14,790	2,498,623
Neurocrine Biosciences, Inc.*	7,162	900,192
Regeneron Pharmaceuticals, Inc.	2,357	1,237,425
Sarepta Therapeutics, Inc.*	14,575	249,232
TG Therapeutics, Inc.*	760	27,352
Ultragenyx Pharmaceutical, Inc.*	20,741	754,143
United Therapeutics Corp.*	743	213,501
Viking Therapeutics, Inc.*	5,020	133,030
		11,411,284
BROADLINE RETAIL - 1.4%
Amazon.com, Inc.*	2,980	653,782
Coupang, Inc.*	104,143	3,120,124
Etsy, Inc.*	3,368	168,939
		3,942,845
	Shares/ Principal	Fair Value
BUILDING PRODUCTS - 0.7%
Allegion PLC	1,696	$244,428
Armstrong World Industries, Inc.	8,003	1,300,007
AZEK Co., Inc. (The)*	6,878	373,819
Owens Corning	753	103,553
		2,021,807
CAPITAL MARKETS - 6.7%
Ameriprise Financial, Inc.	6,223	3,321,402
Ares Management Corp., Class A	13,448	2,329,194
Blackstone, Inc.	6,629	991,566
Blue Owl Capital, Inc.	47,221	907,115
Charles Schwab Corp. (The)	13,411	1,223,620
Coinbase Global, Inc., Class A*	2,083	730,071
Etoro Group Ltd., Class A*	3,453	229,935
Houlihan Lokey, Inc.	1,154	207,662
Intercontinental Exchange, Inc.	686	125,860
Janus Henderson Group PLC	3,129	121,530
Jefferies Financial Group, Inc.	6,395	349,742
LPL Financial Holdings, Inc.	3,475	1,303,021
Moody's Corp.	2,736	1,372,350
Morgan Stanley	8,257	1,163,081
Morningstar, Inc.	2,090	656,114
MSCI, Inc.	3,086	1,779,820
Nasdaq, Inc.	4,399	393,359
Robinhood Markets, Inc., Class A*	8,683	812,989
S&P Global, Inc.	356	187,715
XP, Inc., Class A	15,966	322,513
		18,528,659
CHEMICALS - 0.1%
Celanese Corp.	3,536	195,647
DuPont de Nemours, Inc.	2,809	192,669
		388,316
COMMERCIAL SERVICES & SUPPLIES - 1.4%
Cintas Corp.	721	160,689
Rollins, Inc.	30,695	1,731,812
Veralto Corp.	12,820	1,294,179
Waste Connections, Inc.	3,385	632,047
		3,818,727
COMMUNICATIONS EQUIPMENT - 0.2%
Arista Networks, Inc.*	1,082	110,699
Ciena Corp.*	3,218	261,720
Motorola Solutions, Inc.	356	149,684
		522,103
CONSTRUCTION & ENGINEERING - 2.3%
Comfort Systems USA, Inc.	6,407	3,435,498
EMCOR Group, Inc.	1,397	747,241
MasTec, Inc.*	6,765	1,152,959

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

	Shares/ Principal	Fair Value
CONSTRUCTION & ENGINEERING - 2.3% (Continued)
Quanta Services, Inc.	2,563	$969,019
		6,304,717
CONSTRUCTION MATERIALS - 0.1%
Vulcan Materials Co.	774	201,875
CONSUMER FINANCE - 0.1%
Ally Financial, Inc.	9,444	367,844
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.9%
Costco Wholesale Corp.	479	474,182
Sprouts Farmers Market, Inc.*	11,230	1,848,907
Sysco Corp.	16,107	1,219,944
Walmart, Inc.	16,245	1,588,436
		5,131,469
CONTAINERS & PACKAGING - 0.3%
Packaging Corp. of America	4,392	827,672
DISTRIBUTORS - 0.1%
Pool Corp.	853	248,632
DIVERSIFIED CONSUMER SERVICES - 1.5%
Bright Horizons Family Solutions, Inc.*	5,134	634,511
Duolingo, Inc.*	5,163	2,116,933
Grand Canyon Education, Inc.*	2,697	509,733
H&R Block, Inc.	5,948	326,486
Stride, Inc.*	3,205	465,334
		4,052,997
ELECTRIC UTILITIES - 0.2%
Entergy Corp.	7,198	598,298
ELECTRICAL EQUIPMENT - 1.8%
AMETEK, Inc.	1,254	226,924
GE Vernova, Inc.	432	228,593
NEXTracker, Inc., Class A*	1,682	91,450
Rockwell Automation, Inc.	548	182,029
Vertiv Holdings Co., Class A	33,820	4,342,826
		5,071,822
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.9%
Badger Meter, Inc.	1,145	280,468
Coherent Corp.*	2,053	183,148
Corning, Inc.	6,518	342,782
Flex Ltd.*	25,852	1,290,532
Keysight Technologies, Inc.*	478	78,325
Zebra Technologies Corp., Class A*	823	253,780
		2,429,035
ENERGY EQUIPMENT & SERVICES - 0.0%†
TechnipFMC PLC	2,827	97,362
	Shares/ Principal	Fair Value
ENTERTAINMENT - 2.4%
Liberty Media Corp.-Liberty Formula One, Class A*	2,073	$196,852
Liberty Media Corp.-Liberty Formula One, Class C*	630	65,835
ROBLOX Corp., Class A*	55,743	5,864,164
Roku, Inc.*	5,096	447,887
Take-Two Interactive Software, Inc.*	654	158,824
		6,733,562
FINANCIAL SERVICES - 2.1%
Affirm Holdings, Inc.*	5,455	377,159
Block, Inc.*	20,759	1,410,159
Chime Financial, Inc., Class A*	7,703	265,830
Corpay, Inc.*	4,527	1,502,149
Remitly Global, Inc.*	21,227	398,431
Toast, Inc., Class A*	41,492	1,837,681
		5,791,409
GROUND TRANSPORTATION - 0.8%
Knight-Swift Transportation Holdings, Inc.	9,673	427,837
Lyft, Inc., Class A*	36,713	578,597
Old Dominion Freight Line, Inc.	474	76,930
Saia, Inc.*	274	75,073
Uber Technologies, Inc.*	3,159	294,735
XPO, Inc.*	5,744	725,410
		2,178,582
HEALTH CARE EQUIPMENT & SUPPLIES - 3.6%
Align Technology, Inc.*	446	84,441
Boston Scientific Corp.*	3,754	403,217
Dexcom, Inc.*	29,266	2,554,629
GE HealthCare Technologies, Inc.	6,712	497,158
IDEXX Laboratories, Inc.*	3,257	1,746,860
Inspire Medical Systems, Inc.*	1,367	177,396
Insulet Corp.*	6,973	2,190,777
Medtronic PLC	10,102	880,591
Penumbra, Inc.*	3,340	857,144
ResMed, Inc.	2,455	633,390
		10,025,603
HEALTH CARE PROVIDERS & SERVICES - 3.2%
Cardinal Health, Inc.	23,457	3,940,776
Cencora, Inc.	12,568	3,768,515
Centene Corp.*	769	41,741
Encompass Health Corp.	1,779	218,159
Molina Healthcare, Inc.*	2,496	743,558
Tenet Healthcare Corp.*	798	140,448
		8,853,197
HEALTH CARE TECHNOLOGY - 1.5%
Doximity, Inc., Class A*	4,859	298,051
Veeva Systems, Inc., Class A*	13,722	3,951,662
		4,249,713

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

	Shares/ Principal	Fair Value
HOTELS, RESTAURANTS & LEISURE - 11.1%
Booking Holdings, Inc.	386	$2,234,647
Brinker International, Inc.*	3,523	635,303
Carnival Corp.*	17,413	489,653
Cava Group, Inc.*	4,597	387,205
Churchill Downs, Inc.	8,945	903,445
Darden Restaurants, Inc.	9,480	2,066,356
Domino's Pizza, Inc.	1,042	469,525
DoorDash, Inc., Class A*	215	53,000
DraftKings, Inc., Class A*	45,927	1,969,809
Dutch Bros, Inc., Class A*	16,472	1,126,191
Expedia Group, Inc.	8,233	1,388,742
Flutter Entertainment PLC*	10,142	2,898,178
Hilton Worldwide Holdings, Inc.	9,744	2,595,217
Life Time Group Holdings, Inc.*	18,906	573,419
Light & Wonder, Inc.*	4,850	466,861
Planet Fitness, Inc., Class A*	8,249	899,553
Royal Caribbean Cruises Ltd.	24,486	7,667,546
Texas Roadhouse, Inc.	4,858	910,438
Wingstop, Inc.	1,863	627,347
Wyndham Hotels & Resorts, Inc.	5,001	406,131
Yum! Brands, Inc.	12,091	1,791,644
		30,560,210
HOUSEHOLD DURABLES - 0.7%
DR Horton, Inc.	330	42,544
Garmin Ltd.	4,608	961,782
NVR, Inc.*	32	236,341
SharkNinja, Inc.*	1,757	173,925
Taylor Morrison Home Corp.*	4,581	281,365
Toll Brothers, Inc.	2,845	324,700
		2,020,657
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 1.9%
Vistra Corp.	26,265	5,090,420
Insurance - 1.1%
Allstate Corp. (The)	4,215	848,522
Brown & Brown, Inc.	6,235	691,274
Kinsale Capital Group, Inc.	528	255,499
Slide Insurance Holdings, Inc.*	8,886	192,471
Travelers Cos., Inc. (The)	3,373	902,412
		2,890,178
INTERACTIVE MEDIA & SERVICES - 1.5%
Alphabet, Inc., Class A	3,104	547,018
Pinterest, Inc., Class A*	59,339	2,127,896
Reddit, Inc., Class A*	9,372	1,411,142
		4,086,056
IT SERVICES - 3.9%
Cloudflare, Inc., Class A*	21,768	4,262,827
Gartner, Inc.*	5,439	2,198,553
	Shares/ Principal	Fair Value
IT SERVICES - 3.9% (Continued)
GoDaddy, Inc., Class A*	15,942	$2,870,517
MongoDB, Inc.*	3,103	651,599
Twilio, Inc., Class A*	2,628	326,818
VeriSign, Inc.	1,153	332,986
		10,643,300
LEISURE PRODUCTS - 0.3%
Hasbro, Inc.	10,028	740,267
LIFE SCIENCES TOOLS & SERVICES - 0.6%
Tempus AI, Inc., Class A*	4,270	271,316
Waters Corp.*	2,601	907,853
West Pharmaceutical Services, Inc.	2,497	546,343
		1,725,512
MACHINERY - 1.2%
Crane Co.	2,539	482,131
Flowserve Corp.	22,318	1,168,347
Parker-Hannifin Corp.	1,431	999,510
Pentair PLC	7,001	718,723
		3,368,711
MEDIA - 1.5%
DoubleVerify Holdings, Inc.*	10,480	156,886
Fox Corp., Class A	11,783	660,319
New York Times Co. (The), Class A	8,056	450,975
Trade Desk, Inc. (The), Class A*	40,406	2,908,828
		4,177,008
METALS & MINING - 0.0%†
Carpenter Technology Corp.	227	62,738
OIL, GAS & CONSUMABLE FUELS - 2.8%
Antero Resources Corp.*	4,820	194,150
Cheniere Energy, Inc.	10,337	2,517,266
EQT Corp.	2,141	124,863
Targa Resources Corp.	22,694	3,950,572
Texas Pacific Land Corp.	1,001	1,057,446
		7,844,297
PASSENGER AIRLINES - 0.1%
Alaska Air Group, Inc.*	5,740	284,015
Delta Air Lines, Inc.	2,253	110,803
		394,818
PERSONAL CARE PRODUCTS - 0.1%
BellRing Brands, Inc.*	2,269	131,443
PHARMACEUTICALS - 0.4%
Bristol-Myers Squibb Co.	12,273	568,117
Corcept Therapeutics, Inc.*	3,118	228,861
Pfizer, Inc.	15,256	369,806
		1,166,784

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

	Shares/ Principal	Fair Value
PROFESSIONAL SERVICES - 3.1%
Booz Allen Hamilton Holding Corp.	11,901	$1,239,251
Broadridge Financial Solutions, Inc.	2,178	529,319
Equifax, Inc.	2,254	584,620
Paylocity Holding Corp.*	5,018	909,212
TransUnion	6,881	605,528
UL Solutions, Inc., Class A	2,248	163,789
Verisk Analytics, Inc.	14,112	4,395,888
		8,427,607
RETAIL REITS - 0.5%
Simon Property Group, Inc.	8,317	1,337,041
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
Advanced Micro Devices, Inc.*	1,126	159,779
Astera Labs, Inc.*	12,353	1,116,958
Credo Technology Group Holding Ltd.*	3,936	364,434
Enphase Energy, Inc.*	6,821	270,453
Lam Research Corp.	5,496	534,981
Lattice Semiconductor Corp.*	5,815	284,877
Marvell Technology, Inc.	10,833	838,474
Monolithic Power Systems, Inc.	3,512	2,568,607
NVIDIA Corp.	475	75,045
Onto Innovation, Inc.*	6,176	623,344
Qorvo, Inc.*	431	36,596
Rambus, Inc.*	5,933	379,831
		7,253,379
SOFTWARE - 10.4%
ACI Worldwide, Inc.*	2,577	118,310
Adobe, Inc.*	1,869	723,079
AppLovin Corp., Class A*	2,617	916,159
Atlassian Corp., Class A*	2,239	454,719
Autodesk, Inc.*	3,102	960,286
Cadence Design Systems, Inc.*	102	31,431
Clearwater Analytics Holdings, Inc., Class A*	8,433	184,936
Confluent, Inc., Class A*	36,510	910,194
Datadog, Inc., Class A*	27,001	3,627,044
Docusign, Inc.*	10,941	852,195
Dropbox, Inc., Class A*	5,356	153,182
Dynatrace, Inc.*	41,055	2,266,647
Elastic NV*	18,463	1,556,985
Fair Isaac Corp.*	1,912	3,495,060
Fortinet, Inc.*	481	50,851
Gitlab, Inc., Class A*	11,818	533,110
HubSpot, Inc.*	4,768	2,654,012
Intuit, Inc.	667	525,349
Manhattan Associates, Inc.*	5,443	1,074,829
Microsoft Corp.	911	453,141
Palantir Technologies, Inc., Class A*	12,442	1,696,093
Pegasystems, Inc.	2,296	124,282
	Shares/ Principal	Fair Value
SOFTWARE - 10.4% (Continued)
Procore Technologies, Inc.*	1,283	$87,783
RingCentral, Inc., Class A*	7,714	218,692
Rubrik, Inc., Class A*	6,436	576,601
Salesforce, Inc.	3,901	1,063,764
Samsara, Inc., Class A*	13,295	528,875
SentinelOne, Inc., Class A*	13,636	249,266
Tenable Holdings, Inc.*	3,410	115,190
Unity Software, Inc.*	3,977	96,243
Workday, Inc., Class A*	696	167,040
Zscaler, Inc.*	7,278	2,284,855
		28,750,203
SPECIALIZED REITS - 0.7%
CubeSmart	7,339	311,908
Equinix, Inc.	1,289	1,025,361
Iron Mountain, Inc.	6,713	688,552
		2,025,821
SPECIALTY RETAIL - 5.2%
AutoNation, Inc.*	4,155	825,391
AutoZone, Inc.*	31	115,079
Best Buy Co., Inc.	5,121	343,773
Burlington Stores, Inc.*	1,444	335,932
CarMax, Inc.*	9,579	643,805
Carvana Co.*	12,364	4,166,173
Chewy, Inc., Class A*	15,622	665,810
Five Below, Inc.*	5,133	673,347
Floor & Decor Holdings, Inc., Class A*	5,543	421,046
Gap, Inc. (The)	16,132	351,839
Group 1 Automotive, Inc.	198	86,468
Lithia Motors, Inc., Class A	1,997	674,626
Murphy USA, Inc.	657	267,268
O'Reilly Automotive, Inc.*	570	51,374
Ross Stores, Inc.	463	59,069
TJX Cos., Inc. (The)	1,992	245,992
Tractor Supply Co.	33,849	1,786,212
Ulta Beauty, Inc.*	3,170	1,482,989
Urban Outfitters, Inc.*	2,453	177,941
Williams-Sonoma, Inc.	5,899	963,720
		14,337,854
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.2%
Apple, Inc.	2,745	563,192
NetApp, Inc.	5,996	638,874
Pure Storage, Inc., Class A*	18,737	1,078,876
Super Micro Computer, Inc.*	20,739	1,016,418
		3,297,360
TELECOMMUNICATIONS - 0.0%†
AST Spacemobile, Inc., Class A*	2,386	111,498

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

	Shares/ Principal	Fair Value
TEXTILES, APPAREL & LUXURY GOODS - 1.7%
Amer Sports, Inc.*	6,625	$256,785
Deckers Outdoor Corp.*	11,963	1,233,027
Lululemon Athletica, Inc.*	2,316	550,235
Ralph Lauren Corp.	4,355	1,194,489
Skechers USA, Inc., Class A*	829	52,310
Tapestry, Inc.	14,856	1,304,505
		4,591,351
TRADING COMPANIES & DISTRIBUTORS - 2.4%
Air Lease Corp.	2,098	122,712
Core & Main, Inc., Class A*	9,891	596,922
Fastenal Co.	14,593	612,906
FTAI Aviation Ltd.	9,933	1,142,692
United Rentals, Inc.	694	522,860
WW Grainger, Inc.	3,372	3,507,689
		6,505,781
TOTAL COMMON STOCKS (Cost - $219,360,453)		272,149,598
RIGHTS - 0.0%†
ABIOMED, Inc., CVR, expires 12/31/49	1,883	1,921
Prevail Therapeutics, Inc., CVR, expires 12/31/49	107	53
TOTAL RIGHTS (Cost - $0)		1,974
	Shares/ Principal	Fair Value
SHORT-TERM INVESTMENTS - 0.3%
MONEY MARKET FUNDS - 0.3%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.23% (a) (Cost - $859,324)	859,324	$859,324
TOTAL SHORT-TERM INVESTMENTS (Cost - $859,324)		859,324
TOTAL INVESTMENTS - 98.9% (Cost - $220,219,777)		$273,010,896
OTHER ASSETS LESS LIABILITIES - NET 1.1%		2,963,683
TOTAL NET ASSETS - 100.0%		$275,974,579

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  The rate shown is the annualized seven-day yield at period end.

CVR - Contingent Value Rights

PLC - Public Limited Company

REIT - Real Estate Investment Trust

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Future	Goldman Sachs & Co.	14	9/19/2025	$4,377,625	$35,648

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited)

June 30, 2025

	Shares/ Principal	Fair Value
COMMON STOCKS - 98.5%
AEROSPACE & DEFENSE - 2.4%
General Dynamics Corp.	3,979	$1,160,515
HEICO Corp., Class A	2,285	591,244
Lockheed Martin Corp.	3,359	1,555,687
Northrop Grumman Corp.	329	164,493
RTX Corp.	12,631	1,844,379
Voyager Technologies, Inc., Class A*	253	9,930
		5,326,248
AIR FREIGHT & LOGISTICS - 1.3%
Expeditors International of Washington, Inc.	2,194	250,664
FedEx Corp.	5,721	1,300,441
United Parcel Service, Inc., Class B	12,259	1,237,423
		2,788,528
AUTOMOBILE COMPONENTS - 0.4%
BorgWarner, Inc.	25,740	861,775
AUTOMOBILES - 0.3%
General Motors Co.	13,038	641,600
BANKS - 7.5%
Bank of America Corp.	83,341	3,943,696
Citigroup, Inc.	18,356	1,562,463
Huntington Bancshares, Inc.	123,154	2,064,061
JPMorgan Chase & Co.	23,865	6,918,702
PNC Financial Services Group, Inc. (The)	11,110	2,071,126
Wells Fargo & Co.	1,136	91,017
		16,651,065
BEVERAGES - 1.2%
Coca-Cola Co. (The)	10,549	746,342
Keurig Dr Pepper, Inc.	47,042	1,555,208
Monster Beverage Corp.*	1,248	78,175
PepsiCo, Inc.	2,431	320,989
		2,700,714
BIOTECHNOLOGY - 2.7%
AbbVie, Inc.	7,033	1,305,465
Biogen, Inc.*	4,686	588,515
Caris Life Sciences, Inc.*	920	24,582
Exelixis, Inc.*	2,121	93,483
Gilead Sciences, Inc.	7,902	876,095
Incyte Corp.*	4,445	302,704
Moderna, Inc.*	7,337	202,428
Natera, Inc.*	1,653	279,258
Regeneron Pharmaceuticals, Inc.	3,201	1,680,525
Sarepta Therapeutics, Inc.*	3,589	61,372
Ultragenyx Pharmaceutical, Inc.*	3,414	124,133
United Therapeutics Corp.*	1,193	342,809
		5,881,369
BROADLINE RETAIL - 2.1%
Amazon.com, Inc.*	21,640	4,747,600
	Shares/ Principal	Fair Value
BUILDING PRODUCTS - 0.8%
Allegion PLC	2,275	$327,873
Armstrong World Industries, Inc.	1,798	292,067
Johnson Controls International PLC	5,892	622,313
Owens Corning	2,330	320,422
Trane Technologies PLC	714	312,311
		1,874,986
CAPITAL MARKETS - 7.3%
Blackstone, Inc.	5,477	819,250
Cboe Global Markets, Inc.	1,065	248,369
Charles Schwab Corp. (The)	27,425	2,502,257
CME Group, Inc.	4,852	1,337,308
Etoro Group Ltd., Class A*	2,888	192,312
Evercore, Inc., Class A	302	81,546
Goldman Sachs Group, Inc. (The)	264	186,846
Houlihan Lokey, Inc., Class A	784	141,081
Interactive Brokers Group, Inc., Class A	4,506	249,677
Intercontinental Exchange, Inc.	10,429	1,913,409
Invesco Ltd.	41,021	646,901
Janus Henderson Group PLC	6,838	265,588
Moody's Corp.	2,649	1,328,712
Morgan Stanley	21,571	3,038,491
Nasdaq, Inc.	10,294	920,489
S&P Global, Inc.	4,119	2,171,907
XP, Inc., Class A	11,829	238,946
		16,283,089
CHEMICALS - 1.3%
Celanese Corp.	3,066	169,642
Corteva, Inc.	3,990	297,375
Dow, Inc.	12,299	325,677
DuPont de Nemours, Inc.	13,218	906,623
Ecolab, Inc.	1,418	382,066
Huntsman Corp.	33,889	353,123
Olin Corp.	2,806	56,372
Scotts Miracle-Gro Co. (The)	4,986	328,877
		2,819,755
COMMERCIAL SERVICES & SUPPLIES - 0.9%
Cintas Corp.	3,424	763,107
Rollins, Inc.	1,856	104,716
Veralto Corp.	2,136	215,629
Waste Connections, Inc.	4,512	842,481
Waste Management, Inc.	109	24,941
		1,950,874
COMMUNICATIONS EQUIPMENT - 1.4%
Ciena Corp.*	354	28,791
Cisco Systems, Inc.	29,754	2,064,332
Juniper Networks, Inc.	2,842	113,481
Motorola Solutions, Inc.	2,276	956,967
		3,163,571

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

	Shares/ Principal	Fair Value
CONSTRUCTION & ENGINEERING - 0.5%
Comfort Systems USA, Inc.	345	$184,993
MasTec, Inc.*	5,328	908,051
		1,093,044
CONSTRUCTION MATERIALS - 0.1%
CRH PLC	1,681	154,316
Vulcan Materials Co.	310	80,854
		235,170
CONSUMER FINANCE - 0.9%
Ally Financial, Inc.	6,210	241,879
American Express Co.	4,655	1,484,852
OneMain Holdings, Inc.	4,919	280,383
		2,007,114
CONSUMER STAPLES DISTRIBUTION & RETAIL - 3.1%
Costco Wholesale Corp.	1,136	1,124,572
Kroger Co. (The)	3,856	276,591
Sprouts Farmers Market, Inc.*	638	105,040
Target Corp.	3,834	378,224
Walgreens Boots Alliance, Inc.	3,652	41,925
Walmart, Inc.	50,653	4,952,850
		6,879,202
CONTAINERS & PACKAGING - 0.7%
Crown Holdings, Inc.	650	66,937
Packaging Corp. of America	7,515	1,416,202
		1,483,139
DIVERSIFIED CONSUMER SERVICES - 0.1%
Bright Horizons Family Solutions, Inc.*	1,679	207,508
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.4%
AT&T, Inc.	45,519	1,317,320
Frontier Communications Parent, Inc.*	2,906	105,778
Verizon Communications, Inc.	40,423	1,749,103
		3,172,201
ELECTRIC UTILITIES - 2.4%
Duke Energy Corp.	4,223	498,314
Edison International	12,605	650,418
Entergy Corp.	26,234	2,180,570
IDACORP, Inc.	2,077	239,789
NextEra Energy, Inc.	12,917	896,698
OGE Energy Corp.	2,994	132,874
PG&E Corp.	53,783	749,735
Xcel Energy, Inc.	588	40,043
		5,388,441
ELECTRICAL EQUIPMENT - 1.3%
AMETEK, Inc.	8,219	1,487,310
Eaton Corp. PLC	2,921	1,042,768
NEXTracker, Inc., Class A*	2,310	125,595
Rockwell Automation, Inc.	694	230,526
		2,886,199
	Shares/ Principal	Fair Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.4%
Amphenol Corp., Class A	5,639	$556,851
Badger Meter, Inc.	414	101,409
Corning, Inc.	21,024	1,105,652
Flex Ltd.*	15,902	793,828
Keysight Technologies, Inc.*	3,546	581,048
		3,138,788
ENERGY EQUIPMENT & SERVICES - 0.5%
Halliburton Co.	38,924	793,271
TechnipFMC PLC	6,874	236,741
		1,030,012
ENTERTAINMENT - 1.2%
Take-Two Interactive Software, Inc.*	1,975	479,629
Walt Disney Co. (The)	17,579	2,179,972
		2,659,601
FINANCIAL SERVICES - 3.5%
Berkshire Hathaway, Inc., Class B*	13,797	6,702,169
Chime Financial, Inc., Class A*	6,250	215,687
Fiserv, Inc.*	3,330	574,125
Global Payments, Inc.	263	21,051
Remitly Global, Inc.*	12,004	225,315
		7,738,347
FOOD PRODUCTS - 0.4%
Ingredion, Inc.	3,847	521,730
Kellanova	2,178	173,217
Seaboard Corp.	30	85,836
Smithfield Foods, Inc.	3,589	84,449
		865,232
GROUND TRANSPORTATION - 0.8%
Knight-Swift Transportation Holdings, Inc.	10,759	475,871
Uber Technologies, Inc.*	2,595	242,113
Union Pacific Corp.	4,301	989,574
		1,707,558
HEALTH CARE EQUIPMENT & SUPPLIES - 2.7%
Becton Dickinson & Co.	349	60,115
Boston Scientific Corp.*	18,560	1,993,530
DENTSPLY SIRONA, Inc.	9,337	148,271
Edwards Lifesciences Corp.*	6,583	514,856
GE HealthCare Technologies, Inc.	3,008	222,803
Medtronic PLC	32,998	2,876,436
STERIS PLC	391	93,926
		5,909,937
HEALTH CARE PROVIDERS & SERVICES - 3.1%
Acadia Healthcare Co., Inc.*	5,611	127,314
Cardinal Health, Inc.	9,069	1,523,592
Centene Corp.*	11,790	639,961
Cigna Group (The)	1,545	510,746
See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

	Shares/ Principal	Fair Value
HEALTH CARE PROVIDERS & SERVICES - 3.1% (Continued)
CVS Health Corp.	3,936	$271,505
Elevance Health, Inc.	931	362,122
Encompass Health Corp.	2,669	327,299
McKesson Corp.	345	252,809
Tenet Healthcare Corp.*	1,390	244,640
UnitedHealth Group, Inc.	8,168	2,548,171
		6,808,159
HEALTH CARE REITS - 0.7%
Ventas, Inc.	17,057	1,077,149
Welltower, Inc.	2,908	447,047
		1,524,196
HEALTH CARE TECHNOLOGY - 0.1%
Doximity, Inc., Class A*	1,039	63,732
Veeva Systems, Inc., Class A*	576	165,877
		229,609
HOTELS, RESTAURANTS & LEISURE - 1.7%
Booking Holdings, Inc.	149	862,597
Carnival Corp.*	2,887	81,183
Darden Restaurants, Inc.	2,528	551,028
Dutch Bros, Inc., Class A*	1,547	105,768
McDonald's Corp.	4,605	1,345,443
Yum! Brands, Inc.	4,918	728,749
		3,674,768
HOUSEHOLD DURABLES - 1.0%
DR Horton, Inc.	5,053	651,433
Garmin Ltd.	3,225	673,122
NVR, Inc.*	63	465,296
Taylor Morrison Home Corp.*	2,488	152,813
Toll Brothers, Inc.	2,954	337,140
		2,279,804
HOUSEHOLD PRODUCTS - 1.5%
Colgate-Palmolive Co.	8,275	752,198
Procter & Gamble Co. (The)	16,160	2,574,611
		3,326,809
INDUSTRIAL CONGLOMERATES - 0.7%
Honeywell International, Inc.	6,526	1,519,775
INSURANCE - 3.1%
Allstate Corp. (The)	5,140	1,034,733
Aon PLC, Class A	1,007	359,257
Arch Capital Group Ltd.	1,784	162,433
Fidelity National Financial, Inc.	943	52,865
Globe Life, Inc.	837	104,031
Hanover Insurance Group, Inc. (The)	2,259	383,736
Hartford Financial Services Group, Inc. (The)	4,242	538,183
MetLife, Inc.	1,788	143,791
Old Republic International Corp.	679	26,101
	Shares/ Principal	Fair Value
INSURANCE - 3.1% (Continued)
Progressive Corp. (The)	1,894	$505,433
Slide Insurance Holdings, Inc.*	7,227	156,537
Travelers Cos., Inc. (The)	8,712	2,330,808
Unum Group	13,488	1,089,291
		6,887,199
INTERACTIVE MEDIA & SERVICES - 3.4%
Alphabet, Inc., Class A	18,289	3,223,071
Alphabet, Inc., Class C	13,174	2,336,936
Meta Platforms, Inc., Class A	2,427	1,791,344
Pinterest, Inc., Class A*	4,762	170,765
Reddit, Inc., Class A*	366	55,109
		7,577,225
IT SERVICES - 1.3%
Accenture PLC, Class A	4,897	1,463,664
Cognizant Technology Solutions Corp., Class A	2,418	188,677
DXC Technology Co.*	2,724	41,650
GoDaddy, Inc., Class A*	787	141,707
International Business Machines Corp.	1,741	513,212
MongoDB, Inc.*	167	35,068
VeriSign, Inc.	1,523	439,843
		2,823,821
LIFE SCIENCES TOOLS & SERVICES - 1.0%
Danaher Corp.	5,071	1,001,725
Thermo Fisher Scientific, Inc.	3,180	1,289,363
		2,291,088
MACHINERY - 3.7%
Caterpillar, Inc.	2,194	851,733
Crane Co.	1,512	287,114
Cummins, Inc.	2,559	838,073
Dover Corp.	1,602	293,534
Flowserve Corp.	20,131	1,053,858
Illinois Tool Works, Inc.	2,680	662,630
Mueller Industries, Inc.	1,102	87,576
Parker-Hannifin Corp.	3,271	2,284,695
Pentair PLC	8,909	914,598
Toro Co. (The)	1,048	74,073
Westinghouse Air Brake Technologies Corp.	2,621	548,706
Xylem, Inc.	1,681	217,454
		8,114,044
MEDIA - 1.3%
Comcast Corp., Class A	50,423	1,799,597
Fox Corp., Class A	12,168	681,895
Fox Corp., Class B	1,753	90,507
New York Times Co. (The), Class A	5,466	305,987
		2,877,986

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

	Shares/ Principal	Fair Value
METALS & MINING - 1.2%
Alcoa Corp.	6,382	$188,333
Freeport-McMoRan, Inc.	10,248	444,251
Newmont Corp.	15,270	889,630
Nucor Corp.	5,709	739,544
Reliance, Inc.	1,370	430,043
		2,691,801
MULTI-UTILITIES - 0.5%
Black Hills Corp.	1,132	63,505
Consolidated Edison, Inc.	11,540	1,158,039
		1,221,544
OIL, GAS & CONSUMABLE FUELS - 5.2%
Antero Resources Corp.*	10,778	434,138
Cheniere Energy, Inc.	3,941	959,712
Chevron Corp.	8,377	1,199,503
Chord Energy Corp.	3,897	377,425
Civitas Resources, Inc.	1,457	40,097
ConocoPhillips	9,752	875,145
Devon Energy Corp.	52,104	1,657,428
EQT Corp.	2,150	125,388
Exxon Mobil Corp.	31,359	3,380,500
Kinder Morgan, Inc.	6,996	205,682
Marathon Petroleum Corp.	712	118,270
ONEOK, Inc.	1,407	114,853
Ovintiv, Inc.	13,847	526,878
Targa Resources Corp.	2,376	413,614
Valero Energy Corp.	975	131,060
Williams Cos., Inc. (The)	15,678	984,735
		11,544,428
PASSENGER AIRLINES - 0.4%
Alaska Air Group, Inc.*	4,450	220,186
Delta Air Lines, Inc.	11,802	580,422
		800,608
PHARMACEUTICALS - 3.5%
Bristol-Myers Squibb Co.	38,195	1,768,046
Johnson & Johnson	16,265	2,484,479
Merck & Co., Inc.	6,277	496,887
Pfizer, Inc.	120,341	2,917,066
		7,666,478
PROFESSIONAL SERVICES - 0.2%
Booz Allen Hamilton Holding Corp.	669	69,663
CACI International, Inc., Class A*	274	130,616
Dun & Bradstreet Holdings, Inc.	2,624	23,852
Equifax, Inc.	385	99,857
UL Solutions, Inc., Class A	689	50,201
		374,189
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%†
Zillow Group, Inc., Class A*	395	27,054
	Shares/ Principal	Fair Value
RETAIL REITS - 1.3%
Kimco Realty Corp.	53,864	$1,132,221
NNN REIT, Inc.	17,572	758,759
Simon Property Group, Inc.	6,425	1,032,883
		2,923,863
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.6%
Advanced Micro Devices, Inc.*	7,016	995,570
Analog Devices, Inc.	2,963	705,253
Credo Technology Group Holding Ltd.*	1,508	139,626
Intel Corp.	37,761	845,846
Lam Research Corp.	3,735	363,565
Marvell Technology, Inc.	14,860	1,150,164
Micron Technology, Inc.	5,568	686,256
NVIDIA Corp.	1,281	202,385
Onto Innovation, Inc.*	1,251	126,264
Qorvo, Inc.*	1,178	100,024
QUALCOMM, Inc.	5,905	940,430
Rambus, Inc.*	1,957	125,287
Texas Instruments, Inc.	7,841	1,627,949
		8,008,619
SOFTWARE - 2.7%
Adobe, Inc.*	2,130	824,054
Atlassian Corp., Class A*	699	141,960
Autodesk, Inc.*	1,809	560,012
Clearwater Analytics Holdings, Inc., Class A*	1,433	31,426
Confluent, Inc., Class A*	986	24,581
Dynatrace, Inc.*	782	43,174
Elastic NV*	5,124	432,107
Fair Isaac Corp.*	106	193,764
Intuit, Inc.	427	336,318
Microsoft Corp.	1,815	902,799
MicroStrategy, Inc., Class A*	619	250,218
Rubrik, Inc., Class A*	760	68,088
Salesforce, Inc.	7,879	2,148,525
Workday, Inc., Class A*	381	91,440
		6,048,466
SPECIALIZED REITS - 2.0%
CubeSmart	27,749	1,179,332
Digital Realty Trust, Inc.	1,084	188,974
Equinix, Inc.	2,457	1,954,470
Extra Space Storage, Inc.	2,976	438,781
Public Storage	1,975	579,505
		4,341,062
SPECIALTY RETAIL - 2.3%
AutoNation, Inc.*	1,525	302,941
AutoZone, Inc.*	35	129,928
Bath & Body Works, Inc.	3,426	102,643
Best Buy Co., Inc.	6,081	408,218

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

	Shares/ Principal	Fair Value
SPECIALTY RETAIL - 2.3% (Continued)
CarMax, Inc.*	3,501	$235,302
Five Below, Inc.*	1,012	132,754
Gap, Inc. (The)	7,169	156,356
Home Depot, Inc. (The)	4,351	1,595,251
Lithia Motors, Inc., Class A	1,683	568,551
O'Reilly Automotive, Inc.*	5,235	471,831
TJX Cos., Inc. (The)	7,104	877,273
Urban Outfitters, Inc.*	1,338	97,058
		5,078,106
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.3%
Apple, Inc.	3,471	712,145
TEXTILES, APPAREL & LUXURY GOODS - 0.5%
Ralph Lauren Corp.	3,119	855,479
Tapestry, Inc.	1,781	156,390
Under Armour, Inc., Class C*	1,472	9,553
		1,021,422
TOBACCO - 1.3%
Philip Morris International, Inc.	15,804	2,878,383
	Shares/ Principal	Fair Value
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
T-Mobile US, Inc.	2,894	$689,524
TOTAL COMMON STOCKS (Cost - $191,525,581)		218,054,842
SHORT-TERM INVESTMENTS - 1.3%
MONEY MARKET FUNDS - 1.3%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.23% (a) (Cost - $2,807,105)	2,807,105	2,807,105
TOTAL SHORT-TERM INVESTMENTS (Cost - $2,807,105)		2,807,105
TOTAL INVESTMENTS - 99.8% (Cost - $194,332,686)		$220,861,947
OTHER ASSETS LESS LIABILITIES - NET 0.2%		540,481
TOTAL NET ASSETS - 100.0%		$221,402,428

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  The rate shown is the annualized seven-day yield at period end.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Future	Goldman Sachs & Co.	11	9/19/2025	$3,439,563	$111,150

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited)

June 30, 2025

	Shares/ Principal	Fair Value
CORPORATE BONDS AND NOTES - 96.7%
AEROSPACE & DEFENSE - 1.9%
TransDigm, Inc. 6.75%, 8/15/28 (a)	$159,000	$162,373
6.88%, 12/15/30 (a)	232,000	240,957
7.13%, 12/1/31 (a)	250,000	261,883
6.63%, 3/1/32 (a)	46,000	47,639
6.38%, 5/31/33 (a)	115,000	115,268
		828,120
AGRICULTURE - 0.3%
Turning Point Brands, Inc., 7.63%, 3/15/32 (a)	138,000	144,485
APPAREL - 0.5%
Under Armour, Inc., 7.25%, 7/15/30 (a)	154,000	155,972
VF Corp., 6.45%, 11/1/37	56,000	48,988
		204,960
AUTO MANUFACTURERS - 1.6%
Aston Martin Capital Holdings Ltd., 10.00%, 3/31/29 (a)	242,000	229,125
New Flyer Holdings, Inc., 9.25%, 7/1/30 (a)	150,000	158,149
Nissan Motor Acceptance Co. LLC
6.95%, 9/15/26 (a)	135,000	136,326
7.05%, 9/15/28 (a)	43,000	43,925
Rivian Holdings LLC / Rivian LLC / Rivian Automotive LLC, 10.00%, 1/15/31 (a)	125,000	123,007
		690,532
AUTO PARTS & EQUIPMENT - 1.8%
Garrett Motion Holdings, Inc. / Garrett LX I Sarl, 7.75%, 5/31/32 (a)	330,000	343,586
Phinia, Inc.
6.75%, 4/15/29 (a)	88,000	90,815
6.63%, 10/15/32 (a)	230,000	233,470
Titan International, Inc., 7.00%, 4/30/28	145,000	145,586
		813,457
BANKS - 1.7%
Canadian Imperial Bank of Commerce,
6.95%, (US 5 Year CMT T-Note + 2.83%), 1/28/85 (b)	280,000	280,791
Intesa Sanpaolo SpA,
8.25%, (US 1 Year CMT T-Note + 4.40%), 11/21/33 (a),(b)	200,000	232,181
Popular, Inc., 7.25%, 3/13/28	166,000	176,297
Texas Capital Bancshares, Inc., 4.00%, (US 5 Year CMT T-Note + 3.15%), 5/6/31 (b)	52,000	50,469
		739,738
BUILDING MATERIALS - 0.5%
Knife River Corp., 7.75%, 5/1/31 (a)	163,000	171,873
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31 (a)	66,000	69,205
		241,078
	Shares/ Principal	Fair Value
CHEMICALS - 1.7%
Celanese US Holdings LLC, 6.42%, 7/15/27	$10,000	$10,354
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 6/15/28 (a)	256,000	255,702
NOVA Chemicals Corp., 9.00%, 2/15/30 (a)	75,000	80,903
Rain Carbon, Inc., 12.25%, 9/1/29 (a)	187,000	200,512
SK Invictus Intermediate II Sarl, 5.00%, 10/30/29 (a)	237,000	229,430
		776,901
COAL - 0.2%
SunCoke Energy, Inc., 4.88%, 6/30/29 (a)	70,000	65,133
Warrior Met Coal, Inc., 7.88%, 12/1/28 (a)	36,000	36,600
		101,733
COMMERCIAL SERVICES - 4.1%
Adtalem Global Education, Inc., 5.50%, 3/1/28 (a)	148,000	146,804
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
8.25%, 1/15/30 (a)	89,000	92,894
8.00%, 2/15/31 (a)	61,000	62,879
8.38%, 6/15/32 (a)	197,000	206,152
Belron UK Finance PLC, 5.75%, 10/15/29 (a)	157,000	158,227
CoreCivic, Inc., 8.25%, 4/15/29	173,000	183,385
CPI CG, Inc., 10.00%, 7/15/29 (a)	130,000	138,125
Deluxe Corp., 8.13%, 9/15/29 (a)	60,000	61,910
GEO Group, Inc. (The)
8.63%, 4/15/29	248,000	262,565
10.25%, 4/15/31	100,000	109,676
Hertz Corp. (The), 12.63%, 7/15/29 (a)	67,000	70,031
TriNet Group, Inc., 7.13%, 8/15/31 (a)	128,000	132,966
Upbound Group, Inc., 6.38%, 2/15/29 (a)	158,000	155,381
VT Topco, Inc., 8.50%, 8/15/30 (a)	27,000	28,469
		1,809,464
COMPUTERS - 1.5%
CACI International, Inc., 6.38%, 6/15/33 (a)	167,000	172,145
Diebold Nixdorf, Inc., 7.75%, 3/31/30 (a)	25,000	26,553
KBR, Inc., 4.75%, 9/30/28 (a)	38,000	36,385
NCR Atleos Corp., 9.50%, 4/1/29 (a)	251,000	275,011
Seagate Data Storage Technology Pte Ltd.
5.88%, 7/15/30 (a)	70,000	71,045
9.63%, 12/1/32 (a)	71,000	80,556
		661,695
DISTRIBUTION & WHOLESALE - 0.1%
Windsor Holdings III LLC, 8.50%, 6/15/30 (a)	45,000	48,180
DIVERSIFIED FINANCIAL SERVICES - 12.5%
AG TTMT Escrow Issuer LLC, 8.63%, 9/30/27 (a)	75,000	77,657
Ally Financial, Inc., 6.65%, (US 5 Year CMT T-Note + 2.45%), 1/17/40 (b)	149,000	146,504

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

	Shares/ Principal	Fair Value
DIVERSIFIED FINANCIAL SERVICES - 12.5% (Continued)
Bread Financial Holdings, Inc., 9.75%, 3/15/29 (a)	$205,000	$220,758
Burford Capital Global Finance LLC
6.88%, 4/15/30 (a)	105,000	104,851
9.25%, 7/1/31 (a)	262,000	275,679
Coinbase Global, Inc., 3.38%, 10/1/28 (a)	404,000	379,255
Credit Acceptance Corp.
9.25%, 12/15/28 (a)	284,000	300,633
6.63%, 3/15/30 (a)	67,000	67,974
Enova International, Inc.
11.25%, 12/15/28 (a)	175,000	187,994
9.13%, 8/1/29 (a)	147,000	154,759
EZCORP, Inc., 7.38%, 4/1/32 (a)	149,000	156,654
Freedom Mortgage Holdings LLC
9.25%, 2/1/29 (a)	96,000	99,713
9.13%, 5/15/31 (a)	50,000	51,611
GGAM Finance Ltd., 8.00%, 6/15/28 (a)	28,000	29,640
Goeasy Ltd.
9.25%, 12/1/28 (a)	244,000	258,193
7.63%, 7/1/29 (a)	114,000	117,517
Jane Street Group / JSG Finance, Inc.
7.13%, 4/30/31 (a)	42,000	44,200
6.75%, 5/1/33 (a)	90,000	92,550
Nationstar Mortgage Holdings, Inc.
6.50%, 8/1/29 (a)	70,000	71,502
5.75%, 11/15/31 (a)	241,000	244,838
7.13%, 2/1/32 (a)	37,000	38,430
Onemain Finance Corp.
7.88%, 3/15/30	129,000	136,954
7.50%, 5/15/31	213,000	222,492
OneMain Finance Corp., 6.63%, 5/15/29	130,000	133,534
Pennymac Financial Services, Inc., 6.88%, 5/15/32 (a)	150,000	152,984
PennyMac Financial Services, Inc.
7.88%, 12/15/29 (a)	78,000	82,828
6.88%, 2/15/33 (a)	70,000	71,750
Rocket Cos., Inc.
6.13%, 8/1/30 (a)	55,000	56,018
6.38%, 8/1/33 (a)	65,000	66,449
SLM Corp., 6.50%, 1/31/30	200,000	209,852
Stonex Escrow Issuer LLC, 6.88%, 7/15/32 (a)	45,000	45,450
StoneX Group, Inc., 7.88%, 3/1/31 (a)	257,000	269,399
Synchrony Financial, 7.25%, 2/2/33	342,000	358,103
United Wholesale Mortgage LLC
5.75%, 6/15/27 (a)	230,000	229,411
5.50%, 4/15/29 (a)	43,000	41,747
UWM Holdings LLC, 6.63%, 2/1/30 (a)	108,000	108,066
VFH Parent LLC / Valor Co.-Issuer, Inc., 7.50%, 6/15/31 (a)	252,000	264,419
		5,570,368
	Shares/ Principal	Fair Value
ELECTRIC - 1.6%
PG&E Corp.
5.00%, 7/1/28	$125,000	$121,716
5.25%, 7/1/30	51,000	48,659
7.38%, (US 5 Year CMT T-Note + 3.88%), 3/15/55 (b)	105,000	99,358
Talen Energy Supply LLC, 8.63%, 6/1/30 (a)	90,000	96,399
Vistra Operations Co. LLC, 7.75%, 10/15/31 (a)	325,000	345,680
		711,812
ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
WESCO Distribution, Inc., 6.38%, 3/15/33 (a)	25,000	25,848
ENGINEERING & CONSTRUCTION - 0.9%
Brand Industrial Services, Inc., 10.38%, 8/1/30 (a)	50,000	46,385
HTA Group Ltd., 7.50%, 6/4/29 (a)	355,000	363,946
		410,331
ENTERTAINMENT - 2.0%
,Starz Capital Holdings 1, Inc., 5.50%, 4/15/29 (a)	98,000	85,169
Churchill Downs, Inc., 6.75%, 5/1/31 (a)	148,000	152,122
Light & Wonder International, Inc.
7.25%, 11/15/29 (a)	168,000	173,067
7.50%, 9/1/31 (a)	219,000	229,167
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 5/1/29 (a)	40,000	38,528
Resorts World Las Vegas LLC / RWLV Capital, Inc., 8.45%, 7/27/30 (a)	211,000	208,715
		886,768
FOOD - 2.7%
Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.50%, 2/15/28 (a)	64,000	65,527
Performance Food Group, Inc., 6.13%, 9/15/32 (a)	139,000	142,154
Pilgrim's Pride Corp., 6.88%, 5/15/34	178,000	194,822
Post Holdings, Inc.
5.50%, 12/15/29 (a)	133,000	132,379
6.38%, 3/1/33 (a)	278,000	280,633
6.25%, 10/15/34 (a)	135,000	135,751
US Foods, Inc.
6.88%, 9/15/28 (a)	129,000	133,451
7.25%, 1/15/32 (a)	130,000	136,816
		1,221,533
FOREST PRODUCTS & PAPER - 0.2%
Domtar Corp., 6.75%, 10/1/28 (a)	98,000	88,767

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

	Shares/ Principal	Fair Value
GAS - 0.8%
Amerigas Partners LP / Amerigas Finance Corp., 9.50%, 6/1/30 (a)	$65,000	$67,426
AmeriGas Partners LP / AmeriGas Finance Corp.
5.75%, 5/20/27	113,000	112,146
9.38%, 6/1/28 (a)	192,000	197,540
		377,112
HEALTHCARE-PRODUCTS - 0.5%
Insulet Corp., 6.50%, 4/1/33 (a)	198,000	205,728
HEALTHCARE-SERVICES - 2.3%
DaVita, Inc.
4.63%, 6/1/30 (a)	338,000	324,043
6.88%, 9/1/32 (a)	188,000	194,809
Molina Healthcare, Inc., 6.25%, 1/15/33 (a)	155,000	157,534
Tenet Healthcare Corp.
6.13%, 10/1/28	221,000	221,275
6.13%, 6/15/30	117,000	118,945
6.75%, 5/15/31	13,000	13,445
		1,030,051
HOLDING COMPANIES-DIVERS - 0.2%
Stena International SA, 7.25%, 1/15/31 (a)	75,000	75,233
HOME BUILDERS - 0.6%
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 6.25%, 9/15/27 (a)	84,000	83,620
Thor Industries, Inc., 4.00%, 10/15/29 (a)	198,000	185,509
		269,129
HOME FURNISHINGS - 0.3%
Whirlpool Corp.
6.13%, 6/15/30	40,000	40,316
6.50%, 6/15/33	110,000	110,300
		150,616
INSURANCE - 0.9%
Acrisure LLC / Acrisure Finance, Inc., 6.75%, 7/1/32 (a)	30,000	30,421
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance, 7.13%, 5/15/31 (a)	275,000	285,856
Ryan Specialty LLC, 5.88%, 8/1/32 (a)	85,000	85,669
		401,946
INTERNET - 3.8%
Cogent Communications Group LLC, 7.00%, 6/15/27 (a)	210,000	210,948
Cogent Communications Group, Inc. / Cogent Communications Finance, Inc., 7.00%, 6/15/27 (a)	85,000	85,154
Gen Digital, Inc.
7.13%, 9/30/30 (a)	56,000	58,118
6.25%, 4/1/33 (a)	23,000	23,621
	Shares/ Principal	Fair Value
INTERNET - 3.8% (Continued)
Match Group Holdings II LLC, 5.63%, 2/15/29 (a)	$142,000	$140,948
Rakuten Group, Inc.
11.25%, 2/15/27 (a)	265,000	287,742
9.75%, 4/15/29 (a)	165,000	180,906
Snap, Inc., 6.88%, 3/1/33 (a)	300,000	307,702
Wayfair LLC
7.25%, 10/31/29 (a)	263,000	262,931
7.75%, 9/15/30 (a)	135,000	135,820
		1,693,890
INVESTMENT COMPANIES - 0.9%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
9.75%, 1/15/29	130,000	126,286
10.00%, 11/15/29 (a)	151,000	149,481
9.00%, 6/15/30	120,000	112,432
		388,199
IRON & STEEL - 0.6%
Algoma Steel, Inc., 9.13%, 4/15/29 (a)	155,000	143,338
Champion Iron Canada, Inc., 7.88%, 7/15/32 (a)	50,000	50,670
Infrabuild Australia Pty Ltd., 14.50%, 11/15/28 (a)	70,000	75,550
		269,558
LEISURE TIME - 1.5%
Amer Sports Co., 6.75%, 2/16/31 (a)	309,000	321,578
Life Time, Inc., 6.00%, 11/15/31 (a)	191,000	194,047
Royal Caribbean Cruises Ltd., 5.50%, 8/31/26 (a)	61,000	61,214
Sabre GLBL, Inc., 11.25%, 12/15/27 (a)	86,000	89,947
		666,786
LODGING - 0.7%
Genting New York LLC / GENNY Capital, Inc., 7.25%, 10/1/29 (a)	177,000	183,828
MGM Resorts International, 6.13%, 9/15/29	37,000	37,627
Station Casinos LLC, 6.63%, 3/15/32 (a)	89,000	91,242
		312,697
MACHINERY-DIVERSIFIED - 0.0%†
Esab Corp., 6.25%, 4/15/29 (a)	11,000	11,263
MEDIA - 6.6%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 2/1/28 (a)	46,000	45,571
5.38%, 6/1/29 (a)	75,000	74,800
4.75%, 3/1/30 (a)	142,000	137,553
4.50%, 8/15/30 (a)	26,000	24,788
4.25%, 2/1/31 (a)	94,000	87,800
7.38%, 3/1/31 (a)	371,000	387,105

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

	Shares/ Principal	Fair Value
MEDIA - 6.6% (Continued)
4.75%, 2/1/32 (a)	$175,000	$165,996
4.50%, 5/1/32	146,000	135,967
4.50%, 6/1/33 (a)	161,000	147,161
4.25%, 1/15/34 (a)	26,000	23,146
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.88%, 8/15/27 (a)	339,000	337,648
10.00%, 2/15/31 (a)	231,000	223,986
Gray Media, Inc., 10.50%, 7/15/29 (a)	21,000	22,548
Nexstar Media, Inc.
5.63%, 7/15/27 (a)	158,000	157,630
4.75%, 11/1/28 (a)	256,000	249,269
Sinclair Television Group, Inc.
4.38%, 12/31/32 (a)	233,000	163,319
8.13%, 2/15/33 (a)	66,000	66,799
Sirius XM Radio, Inc., 5.50%, 7/1/29 (a)	45,000	44,775
TEGNA, Inc.
4.63%, 3/15/28	214,000	207,970
5.00%, 9/15/29	22,000	21,014
Univision Communications, Inc., 8.00%, 8/15/28 (a)	125,000	126,843
Virgin Media Secured Finance PLC, 5.50%, 5/15/29 (a)	118,000	116,177
		2,967,865
METAL FABRICATE & HARDWARE - 0.7%
Vallourec SACA, 7.50%, 4/15/32 (a)	300,000	314,449
MINING - 2.9%
Compass Minerals International, Inc., 8.00%, 7/1/30 (a)	155,000	160,021
Eldorado Gold Corp., 6.25%, 9/1/29 (a)	233,000	233,229
FMG Resources August 2006 Pty Ltd., 6.13%, 4/15/32 (a)	207,000	210,509
Hecla Mining Co., 7.25%, 2/15/28	4,000	4,031
New Gold, Inc., 6.88%, 4/1/32 (a)	153,000	157,641
Novelis Corp., 6.88%, 1/30/30 (a)	165,000	170,861
Perenti Finance Pty Ltd., 7.50%, 4/26/29 (a)	140,000	144,719
Taseko Mines Ltd., 8.25%, 5/1/30 (a)	186,000	194,681
		1,275,692
MISCELLANEOUS MANUFACTURING - 0.2%
Calderys Financing LLC, 11.25%, 6/1/28 (a)	54,000	57,295
EnPro, Inc., 6.13%, 6/1/33 (a)	35,000	35,781
		93,076
OFFICE & BUSINESS EQUIPMENT - 0.4%
Pitney Bowes, Inc.
6.88%, 3/15/27 (a)	15,000	15,136
7.25%, 3/15/29 (a)	151,000	153,341
		168,477
OFFICE FURNISHINGS - 0.5%
Steelcase, Inc., 5.13%, 1/18/29	202,000	201,129
	Shares/ Principal	Fair Value
OIL & GAS - 9.3%
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/1/29 (a)	$125,000	$131,113
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.88%, 6/30/29 (a)	50,000	50,086
California Resources Corp., 8.25%, 6/15/29 (a)	347,000	356,111
Chord Energy Corp., 6.75%, 3/15/33 (a)	256,000	260,745
CNX Resources Corp.
6.00%, 1/15/29 (a)	89,000	89,360
7.38%, 1/15/31 (a)	149,000	155,403
7.25%, 3/1/32 (a)	148,000	153,195
Comstock Resources, Inc., 6.75%, 3/1/29 (a)	96,000	95,689
CVR Energy, Inc., 8.50%, 1/15/29 (a)	165,000	165,097
Energean PLC, 6.50%, 4/30/27 (a)	200,000	196,000
Greenfire Resources Ltd., 12.00%, 10/1/28 (a)	111,000	116,764
Gulfport Energy Operating Corp., 6.75%, 9/1/29 (a)	283,000	289,831
Ithaca Energy North Sea PLC, 8.13%, 10/15/29 (a)	200,000	205,970
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.88%, 12/1/32 (a)	219,000	220,569
Noble Finance II LLC, 8.00%, 4/15/30 (a)	280,000	284,943
Northern Oil & Gas, Inc.
8.13%, 3/1/28 (a)	222,000	223,963
8.75%, 6/15/31 (a)	111,000	114,382
Seadrill Finance Ltd., 8.38%, 8/1/30 (a)	65,000	66,213
Strathcona Resources Ltd., 6.88%, 8/1/26 (a)	198,000	198,284
Sunoco LP, 7.00%, 5/1/29 (a)	50,000	52,061
Talos Production, Inc.
9.00%, 2/1/29 (a)	192,000	196,539
9.38%, 2/1/31 (a)	182,000	185,840
Valaris Ltd., 8.38%, 4/30/30 (a)	355,000	364,231
		4,172,389
OIL & GAS SERVICES - 1.7%
Bristow Group, Inc., 6.88%, 3/1/28 (a)	122,000	122,603
Helix Energy Solutions Group, Inc., 9.75%, 3/1/29 (a)	127,000	134,249
Oceaneering International, Inc., 6.00%, 2/1/28	65,000	65,518
Tidewater, Inc., 9.13%, 7/15/30 (a)	25,000	25,721
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 3/15/29 (a)	147,000	150,653
Viridien, 10.00%, 10/15/30 (a)	110,000	108,246
Weatherford International Ltd., 8.63%, 4/30/30 (a)	155,000	159,570
		766,560
PACKAGING & CONTAINERS - 0.8%
Crown Americas LLC, 5.88%, 6/1/33 (a)	75,000	75,495
Mauser Packaging Solutions Holding Co., 7.88%, 4/15/27 (a)	97,000	98,608

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

	Shares/ Principal	Fair Value
PACKAGING & CONTAINERS - 0.8% (Continued)
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/27 (a)	$90,000	$90,033
7.38%, 6/1/32 (a)	106,000	107,975
		372,111
PHARMACEUTICALS - 0.6%
BellRing Brands, Inc., 7.00%, 3/15/30 (a)	177,000	184,348
HLF Financing Sarl LLC / Herbalife International, Inc.
12.25%, 4/15/29 (a)	57,000	62,040
4.88%, 6/1/29 (a)	34,000	28,586
		274,974
PIPELINES - 4.6%
CNX Midstream Partners LP, 4.75%, 4/15/30 (a)	144,000	136,003
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 6/15/31 (a)	50,000	49,405
Delek Logistics Partners LP / Delek Logistics Finance Corp.
7.13%, 6/1/28 (a)	14,000	14,051
8.63%, 3/15/29 (a)	265,000	275,026
7.38%, 6/30/33 (a)	50,000	49,773
FTAI Infra Escrow Holdings LLC, 10.50%, 6/1/27 (a)	175,000	181,789
Genesis Energy LP / Genesis Energy Finance Corp.
7.75%, 2/1/28	97,000	98,439
8.25%, 1/15/29	64,000	66,926
8.88%, 4/15/30	81,000	86,023
7.88%, 5/15/32	91,000	94,616
8.00%, 5/15/33	35,000	36,592
Global Partners LP / GLP Finance Corp.
6.88%, 1/15/29	147,000	149,269
8.25%, 1/15/32 (a)	193,000	202,924
Prairie Acquiror LP, 9.00%, 8/1/29 (a)	35,000	36,395
Venture Global LNG, Inc.
8.13%, 6/1/28 (a)	88,000	90,970
9.50%, 2/1/29 (a)	123,000	134,000
9.88%, 2/1/32 (a)	166,000	179,280
Venture Global Plaquemines LNG LLC
6.50%, 1/15/34 (a)	60,000	60,000
6.75%, 1/15/36 (a)	95,000	95,000
		2,036,481
REAL ESTATE - 0.4%
Cushman & Wakefield US Borrower LLC, 8.88%, 9/1/31 (a)	99,000	106,681
Howard Hughes Corp. (The)
5.38%, 8/1/28 (a)	78,000	77,568
4.13%, 2/1/29 (a)	9,000	8,570
		192,819
	Shares/ Principal	Fair Value
REITS - 6.0%
Blackstone Mortgage Trust, Inc., 7.75%, 12/1/29 (a)	$220,000	$233,555
Brandywine Operating Partnership LP, 8.88%, 4/12/29	84,000	90,996
Global Net Lease, Inc., 4.50%, 9/30/28 (a)	227,000	219,859
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (a)	231,000	220,635
Hudson Pacific Properties LP
5.95%, 2/15/28	68,000	66,299
4.65%, 4/1/29	147,000	132,038
3.25%, 1/15/30	37,000	30,270
Iron Mountain, Inc.
5.25%, 3/15/28 (a)	89,000	88,610
7.00%, 2/15/29 (a)	75,000	77,641
6.25%, 1/15/33 (a)	23,000	23,648
MPT Operating Partnership LP / MPT Finance Corp., 8.50%, 2/15/32 (a)	246,000	257,261
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/27	68,000	67,621
7.25%, 7/15/28 (a)	68,000	70,512
Rithm Capital Corp.
8.00%, 4/1/29 (a)	313,000	316,188
8.00%, 7/15/30 (a)	55,000	55,781
Starwood Property Trust, Inc.
3.63%, 7/15/26 (a)	56,000	55,175
7.25%, 4/1/29 (a)	132,000	138,796
6.00%, 4/15/30 (a)	23,000	23,247
6.50%, 7/1/30 (a)	134,000	138,434
6.50%, 10/15/30 (a)	89,000	91,888
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 10.50%, 2/15/28 (a)	258,000	273,679
		2,672,133
RETAIL - 5.6%
Bath & Body Works, Inc.
6.95%, 3/1/33	53,000	54,536
6.88%, 11/1/35	43,000	44,375
7.60%, 7/15/37	32,000	32,627
Brinker International, Inc., 8.25%, 7/15/30 (a)	153,000	163,054
Carvana Co.
9.00% Cash, 12/1/28 (a),(c)	42,971	44,100
9.00% Cash, 6/1/30 (a),(c)	75,000	78,851
9.00% Cash, 6/1/31 (a),(c)	107,000	126,778
FirstCash, Inc.
5.63%, 1/1/30 (a)	120,000	119,630
6.88%, 3/1/32 (a)	265,000	274,237
Foot Locker, Inc., 4.00%, 10/1/29 (a)	41,000	38,671
Gap, Inc. (The), 3.63%, 10/1/29 (a)	130,000	120,746
GYP Holdings III Corp., 4.63%, 5/1/29 (a)	55,000	55,159

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

	Shares/ Principal	Fair Value
RETAIL - 5.6% (Continued)
Macy's Retail Holdings LLC, 5.88%, 3/15/30 (a)	$109,000	$106,406
Nordstrom, Inc.
4.00%, 3/15/27	21,000	20,541
4.38%, 4/1/30	130,000	119,870
4.25%, 8/1/31	24,000	21,085
5.00%, 1/15/44	127,000	88,031
Patrick Industries, Inc.
4.75%, 5/1/29 (a)	68,000	66,028
6.38%, 11/1/32 (a)	194,000	194,477
QXO Building Products, Inc., 6.75%, 4/30/32 (a)	338,000	348,022
Walgreens Boots Alliance, Inc., 8.13%, 8/15/29	373,000	395,504
		2,512,728
SEMICONDUCTORS - 0.3%
Ams-Osram AG, 12.25%, 3/30/29 (a)	140,000	149,028
SOFTWARE - 1.1%
CoreWeave, Inc., 9.25%, 6/1/30 (a)	404,000	412,915
Fair Isaac Corp., 6.00%, 5/15/33 (a)	70,000	70,697
ROBLOX Corp., 3.88%, 5/1/30 (a)	11,000	10,375
		493,987
TELECOMMUNICATIONS - 5.2%
Connect Finco Sarl / Connect US Finco LLC, 9.00%, 9/15/29 (a)	205,000	206,053
GCI LLC, 4.75%, 10/15/28 (a)	258,000	249,447
Intelsat Jackson Holdings SA, 6.50%, 3/15/30 (a)	49,000	49,796
Level 3 Financing, Inc.
10.75%, 12/15/30 (a)	222,000	251,970
6.88%, 6/30/33 (a)	95,000	96,645
Lumen Technologies, Inc., 10.00%, 10/15/32 (a)	150,000	153,187
Millicom International Cellular SA
6.25%, 3/25/29 (a)	135,000	135,319
7.38%, 4/2/32 (a)	205,000	210,362
Sunrise HoldCo IV BV, 5.50%, 1/15/28 (a)	25,000	24,842
Telecom Italia Capital SA
6.38%, 11/15/33	34,000	35,451
7.20%, 7/18/36	60,000	63,419
7.72%, 6/4/38	186,000	200,422
Viasat, Inc., 5.63%, 4/15/27 (a)	105,000	104,589
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/1/31 (a)	183,000	191,573
Zegona Finance PLC, 8.63%, 7/15/29 (a)	340,000	362,950
		2,336,025
TRANSPORTATION - 0.1%
Danaos Corp., 8.50%, 3/1/28 (a)	56,000	56,708
	Shares/ Principal	Fair Value
TRUCKING & LEASING - 0.7%
Fortress Transportation and Infrastructure Investors LLC
7.88%, 12/1/30 (a)	$125,000	$132,584
7.00%, 6/15/32 (a)	165,000	170,443
		303,027
TOTAL CORPORATE BONDS AND NOTES (Cost - $41,811,744)		43,187,636
SHORT-TERM INVESTMENTS - 2.3%
MONEY MARKET FUNDS - 2.3%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.23% (d) (Cost - $1,044,752)	1,044,752	1,044,752
TOTAL SHORT-TERM INVESTMENTS (Cost - $1,044,752)		1,044,752
TOTAL INVESTMENTS - 99.0% (Cost - $42,856,496)		$44,232,388
OTHER ASSETS LESS LIABILITIES - NET 1.0%		431,977
TOTAL NET ASSETS - 100.0%		$44,664,365

†  Represents less than 0.05%.

(a)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2025, these securities amounted to $36,724,180 or 82.2% of net assets.

(b)  Variable rate or fixed to variable rate security. The rate shown is the rate in effect at period end.

(c)  PIK - Pay-in-kind security.

(d)  The rate shown is the annualized seven-day yield at period end.

CMT - Treasury Constant Maturity Rate

PLC - Public Limited Company

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
U.S. 10 Year Note Future	J.P. Morgan Securities LLC	7	9/19/2025	$784,875	$12,686
U.S. 2 Year Note Future	Morgan Stanley	1	9/30/2025	208,023	797
U.S. 5 Year Note Future	Morgan Stanley	10	9/30/2025	1,090,000	11,060
TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$24,543

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited)

June 30, 2025

	Shares/ Principal	Fair Value
CORPORATE BONDS AND NOTES - 34.6%
AEROSPACE & DEFENSE - 1.6%
Boeing Co. (The)
2.60%, 10/30/25	$150,000	$148,712
3.45%, 11/1/28	100,000	96,416
5.15%, 5/1/30	66,000	67,216
6.53%, 5/1/34	63,000	68,519
6.86%, 5/1/54	94,000	103,039
Howmet Aerospace, Inc., 4.85%, 10/15/31	46,000	46,582
Northrop Grumman Corp., 4.75%, 6/1/43	50,000	45,247
RTX Corp.
3.95%, 8/16/25	275,000	274,666
4.05%, 5/4/47	50,000	39,920
		890,317
AGRICULTURE - 0.4%
BAT Capital Corp. 2.26%, 3/25/28	75,000	70,921
6.00%, 2/20/34	157,000	165,488
		236,409
AUTO MANUFACTURERS - 0.5%
General Motors Financial Co., Inc.
1.50%, 6/10/26	125,000	121,341
2.35%, 1/8/31	125,000	108,228
Hyundai Capital America, 5.40%, 6/24/31 (a)	50,000	51,141
		280,710
BANKS - 9.8%
Banco Santander SA, 5.57%, 1/17/30	200,000	207,588
Bank of America Corp.
5.08%, (SOFR + 1.29%), 1/20/27 (b)	210,000	210,609
3.42%, (3 Month Term SOFR + 1.30%), 12/20/28 (b)	108,000	105,552
4.27%, (3 Month Term SOFR + 1.57%), 7/23/29 (b)	125,000	124,571
2.59%, (SOFR + 2.15%), 4/29/31 (b)	75,000	68,550
1.90%, (SOFR + 1.53%), 7/23/31 (b)	100,000	87,848
2.65%, (SOFR + 1.22%), 3/11/32 (b)	100,000	89,740
2.97%, (SOFR + 1.33%), 2/4/33 (b)	50,000	44,783
4.57%, (SOFR + 1.83%), 4/27/33 (b)	50,000	49,198
5.51%, (SOFR + 1.31%), 1/24/36 (b)	25,000	25,714
2.48%, (US 5 Year CMT T-Note + 1.20%), 9/21/36 (b)	75,000	63,523
Barclays, 5.79%, (SOFR + 1.59%), 2/25/36 (b)	200,000	204,475
BNP Paribas SA,
1.32%, (SOFR + 1.00%), 1/13/27 (a),(b)	225,000	221,080
Canadian Imperial Bank of Commerce, 5.25%, (SOFR + 1.11%), 1/13/31 (b)	100,000	102,405
Citigroup, Inc.
4.60%, 3/9/26	75,000	74,990
3.40%, 5/1/26	200,000	198,462
4.45%, 9/29/27	125,000	125,100
	Shares/ Principal	Fair Value
BANKS - 9.8% (Continued)
3.67%, (3 Month Term SOFR + 1.65%), 7/24/28 (b)	$50,000	$49,215
2.98%, (SOFR + 1.42%), 11/5/30 (b)	100,000	93,540
3.06%, (SOFR + 1.35%), 1/25/33 (b)	50,000	44,688
6.02%, (SOFR + 1.83%), 1/24/36 (b)	60,000	61,570
First Horizon Corp., 5.51%, (SOFR + 1.77%), 3/7/31 (b)	55,000	55,785
ING Groep NV, 4.63%, 1/6/26 (a)	225,000	225,065
JPMorgan Chase & Co.
3.30%, 4/1/26	225,000	223,484
3.96%, (3 Month Term SOFR + 1.51%), 1/29/27 (b)	175,000	174,535
3.51%, (3 Month Term SOFR + 1.21%), 1/23/29 (b)	125,000	122,436
2.96%, (3 Month Term SOFR + 2.52%), 5/13/31 (b)	25,000	23,111
2.96%, (SOFR + 1.26%), 1/25/33 (b)	50,000	44,919
4.59%, (SOFR + 1.80%), 4/26/33 (b)	21,000	20,771
5.57%, (SOFR + 1.68%), 4/22/36 (b)	145,000	150,337
M&T Bank Corp., 5.05%, (SOFR + 1.85%), 1/27/34 (b)	90,000	88,720
Macquarie Group Ltd., 1.34%, (SOFR + 1.07%), 1/12/27 (a),(b)	75,000	73,735
Morgan Stanley
3.63%, 1/20/27	50,000	49,566
5.05%, (SOFR + 1.30%), 1/28/27 (b)	263,000	263,788
3.95%, 4/23/27	30,000	29,809
5.16%, (SOFR + 1.59%), 4/20/29 (b)	155,000	158,022
4.43%, (3 Month Term SOFR + 1.89%), 1/23/30 (b)	50,000	49,932
2.70%, (SOFR + 1.14%), 1/22/31 (b)	75,000	69,138
1.79%, (SOFR + 1.03%), 2/13/32 (b)	125,000	106,879
5.47%, (SOFR + 1.73%), 1/18/35 (b)	30,000	30,665
5.66%, (SOFR + 1.76%), 4/17/36 (b)	50,000	51,812
Toronto-Dominion Bank (The),
4.46%, 6/8/32	25,000	24,540
Truist Financial Corp., 6.05%, (SOFR + 2.05%), 6/8/27 (b)	25,000	25,334
UBS Group AG, 4.55%, 4/17/26	255,000	255,033
US Bancorp
5.78%, (SOFR + 2.02%), 6/12/29 (b)	70,000	72,685
4.97%, (SOFR + 2.11%), 7/22/33 (b)	140,000	138,306
5.85%, (SOFR + 2.09%), 10/21/33 (b)	50,000	52,606
Wells Fargo & Co.
3.55%, 9/29/25	125,000	124,647
3.00%, 10/23/26	325,000	319,413
4.30%, 7/22/27	100,000	100,003
4.15%, 1/24/29	25,000	24,945
4.90%, (SOFR + 2.10%), 7/25/33 (b)	11,000	11,002
Westpac Banking Corp., 4.11%, (US 5 Year CMT T-Note + 2.00%), 7/24/34 (b)	75,000	72,473
		5,486,697

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

	Shares/ Principal	Fair Value
BEVERAGES - 1.0%
Anheuser-Busch InBev Worldwide, Inc.
8.20%, 1/15/39	$25,000	$31,882
5.45%, 1/23/39	35,000	35,608
Coca-Cola Consolidated, Inc.,
5.45%, 6/1/34	40,000	41,222
Constellation Brands, Inc.
3.60%, 2/15/28	100,000	98,215
3.15%, 8/1/29	125,000	118,730
2.25%, 8/1/31	50,000	43,310
Keurig Dr Pepper, Inc.,
3.80%, 5/1/50	25,000	18,518
Pernod Ricard International Finance LLC, 1.63%, 4/1/31 (a)	180,000	151,748
		539,233
BIOTECHNOLOGY - 0.7%
Amgen, Inc.
5.25%, 3/2/30	130,000	133,902
5.25%, 3/2/33	108,000	110,639
Royalty Pharma PLC
2.20%, 9/2/30	70,000	62,031
5.40%, 9/2/34	79,000	80,056
		386,628
BUILDING MATERIALS - 0.3%
Carrier Global Corp.
2.70%, 2/15/31	75,000	68,206
5.90%, 3/15/34	101,000	107,466
		175,672
CHEMICALS - 0.1%
International Flavors & Fragrances, Inc., 1.83%, 10/15/27 (a)	27,000	25,431
COMMERCIAL SERVICES - 0.6%
DP World Crescent Ltd., 5.50%, 5/8/35 (a)	200,000	201,638
Quanta Services, Inc., 5.25%, 8/9/34	68,000	68,846
S&P Global, Inc., 2.95%, 1/22/27	50,000	49,139
		319,623
COMPUTERS - 0.1%
Dell International LLC / EMC Corp.,
5.30%, 10/1/29	25,000	25,760
Hewlett Packard Enterprise Co.,
5.00%, 10/15/34	57,000	55,323
		81,083
DIVERSIFIED FINANCIAL SERVICES - 2.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, 10/29/26	225,000	219,237
5.38%, 12/15/31	150,000	153,254
	Shares/ Principal	Fair Value
DIVERSIFIED FINANCIAL SERVICES - 2.0% (Continued)
Air Lease Corp.
3.38%, 7/1/25	$100,000	$100,000
2.88%, 1/15/26	75,000	74,252
3.75%, 6/1/26	175,000	173,823
Ally Financial, Inc., 2.20%, 11/2/28	100,000	92,198
Aviation Capital Group LLC, 1.95%, 1/30/26 (a)	75,000	73,808
Avolon Holdings Funding Ltd.
6.38%, 5/4/28 (a)	40,000	41,700
5.15%, 1/15/30 (a)	26,000	26,182
Charles Schwab Corp. (The), 3.45%, 2/13/26	128,000	127,254
Nasdaq, Inc., 3.25%, 4/28/50	25,000	16,851
		1,098,559
ELECTRIC - 1.3%
Ameren Corp., 3.50%, 1/15/31	25,000	23,613
American Electric Power Co., Inc., 2.30%, 3/1/30	50,000	45,105
Dominion Energy, Inc., 3.38%, 4/1/30	50,000	47,509
Duke Energy Carolinas LLC, 3.95%, 3/15/48	25,000	19,539
Duquesne Light Holdings, Inc., 2.53%, 10/1/30 (a)	100,000	88,397
Entergy Corp., 2.95%, 9/1/26	175,000	172,097
Exelon Corp., 4.05%, 4/15/30	50,000	49,180
FirstEnergy Corp., 2.25%, 9/1/30	50,000	44,396
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	80,000	74,739
Pacific Gas and Electric Co.
2.10%, 8/1/27	25,000	23,675
2.50%, 2/1/31	50,000	43,389
3.30%, 8/1/40	25,000	17,893
Southern California Edison Co., 4.20%, 3/1/29	100,000	97,874
		747,406
ELECTRONICS - 0.1%
Allegion US Holding Co., Inc., 5.60%, 5/29/34	45,000	46,224
ENGINEERING & CONSTRUCTION - 0.3%
Mexico City Airport Trust, 3.88%, 4/30/28 (a)	200,000	193,348
ENVIRONMENTAL CONTROL - 0.4%
Republic Services, Inc., 4.88%, 4/1/29	50,000	51,054
Veralto Corp., 5.45%, 9/18/33	180,000	185,689
		236,743
FOOD - 1.4%
J M Smucker Co. (The)
5.90%, 11/15/28	83,000	87,167
6.20%, 11/15/33	82,000	87,953
Kroger Co. (The), 5.00%, 9/15/34	6,000	5,957

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

	Shares/ Principal	Fair Value
FOOD - 1.4% (Continued)
Mars, Inc.
4.80%, 3/1/30 (a)	$150,000	$151,926
5.00%, 3/1/32 (a)	125,000	126,713
5.20%, 3/1/35 (a)	200,000	202,270
Sysco Corp., 4.45%, 3/15/48	25,000	20,791
The Campbell's Co., 5.40%, 3/21/34	117,000	118,802
		801,579
GAS - 0.0%†
NiSource, Inc., 3.60%, 5/1/30	25,000	23,975
HEALTHCARE-PRODUCTS - 0.5%
Solventum Corp.
5.40%, 3/1/29	120,000	123,558
5.60%, 3/23/34	60,000	61,755
STERIS Irish FinCo UnLtd Co., 2.70%, 3/15/31	75,000	67,343
		252,656
HEALTHCARE-SERVICES - 2.0%
Adventist Health System/West
2.95%, 3/1/29	25,000	23,213
5.76%, 12/1/34	35,000	35,047
Banner Health, 2.34%, 1/1/30	145,000	133,174
Baylor Scott & White Holdings, 1.78%, 11/15/30	50,000	43,776
Cigna Group (The)
5.13%, 5/15/31	85,000	87,381
4.80%, 8/15/38	75,000	70,478
CommonSpirit Health
3.91%, 10/1/50	110,000	81,463
6.46%, 11/1/52	105,000	111,315
HCA, Inc., 5.45%, 4/1/31	125,000	128,656
Humana, Inc., 5.95%, 3/15/34	20,000	20,797
Laboratory Corp. of America Holdings, 4.80%, 10/1/34	35,000	34,224
Rush Obligated Group, 3.92%, 11/15/29	60,000	58,842
Sutter Health
2.29%, 8/15/30	25,000	22,576
4.09%, 8/15/48	225,000	179,847
UnitedHealth Group, Inc.
5.88%, 2/15/53	50,000	50,176
5.05%, 4/15/53	50,000	44,698
		1,125,663
HOME BUILDERS - 0.1%
Lennar Corp., 4.75%, 11/29/27	45,000	45,304
INSURANCE - 0.5%
Chubb Corp. (The), 6.80%, 11/15/31	49,000	54,633
Principal Financial Group, Inc.
3.10%, 11/15/26	75,000	73,714
	Shares/ Principal	Fair Value
INSURANCE - 0.5% (Continued)
2.13%, 6/15/30	$100,000	$88,983
Willis North America, Inc., 2.95%, 9/15/29	50,000	47,057
		264,387
INTERNET - 0.4%
Expedia Group, Inc.
3.25%, 2/15/30	28,000	26,404
2.95%, 3/15/31	14,000	12,748
Netflix, Inc., 5.88%, 11/15/28	95,000	100,129
Uber Technologies, Inc.
4.50%, 8/15/29 (a)	50,000	49,633
4.80%, 9/15/34	51,000	50,071
		238,985
INVESTMENT COMPANIES - 0.1%
Blackstone Private Credit Fund, 6.00%, 1/29/32	25,000	25,150
Blackstone Secured Lending Fund, 5.88%, 11/15/27	25,000	25,517
		50,667
LODGING - 0.8%
Choice Hotels International, Inc., 5.85%, 8/1/34	45,000	45,421
Hyatt Hotels Corp., 5.50%, 6/30/34	147,000	146,903
Marriott International, Inc.
4.90%, 4/15/29	50,000	50,879
4.88%, 5/15/29	39,000	39,542
2.85%, 4/15/31	175,000	158,853
		441,598
MACHINERY-DIVERSIFIED - 0.1%
IDEX Corp., 2.63%, 6/15/31	25,000	22,261
Ingersoll Rand, Inc., 5.70%, 8/14/33	45,000	47,124
		69,385
MEDIA - 0.2%
Comcast Corp.
5.30%, 6/1/34	98,000	100,381
3.75%, 4/1/40	25,000	20,774
		121,155
MINING - 0.2%
Newmont Corp., 2.25%, 10/1/30	150,000	135,016
OIL & GAS - 0.4%
BP Capital Markets America, Inc., 3.41%, 2/11/26	50,000	49,667
Marathon Petroleum Corp., 3.80%, 4/1/28	25,000	24,641
Phillips 66, 3.90%, 3/15/28	150,000	148,426
		222,734

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

	Shares/ Principal	Fair Value
PHARMACEUTICALS - 0.4%
Cardinal Health, Inc., 5.35%, 11/15/34	$100,000	$101,976
CVS Health Corp., 4.78%, 3/25/38	160,000	146,820
		248,796
PIPELINES - 1.6%
Enbridge, Inc., 5.70%, 3/8/33	55,000	57,022
Energy Transfer LP
5.25%, 4/15/29	100,000	102,389
5.30%, 4/15/47	25,000	22,068
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40	176,648	144,658
MPLX LP
4.80%, 2/15/29	50,000	50,482
2.65%, 8/15/30	125,000	113,120
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	100,000	100,593
Targa Resources Corp., 4.20%, 2/1/33	40,000	37,481
Williams Cos., Inc. (The)
4.00%, 9/15/25	175,000	174,732
5.65%, 3/15/33	75,000	77,944
		880,489
REITS - 1.8%
Agree LP, 4.80%, 10/1/32	35,000	34,621
American Homes 4 Rent LP
4.90%, 2/15/29	50,000	50,555
2.38%, 7/15/31	30,000	26,101
Camden Property Trust, 2.80%, 5/15/30	75,000	69,723
Crown Castle, Inc., 3.65%, 9/1/27	75,000	73,697
CubeSmart LP, 2.50%, 2/15/32	15,000	12,893
Essex Portfolio LP, 3.00%, 1/15/30	75,000	70,092
Host Hotels & Resorts LP, 2.90%, 12/15/31	42,000	36,781
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	50,000	46,814
Kilroy Realty LP, 4.75%, 12/15/28	79,000	78,342
Prologis LP, 4.63%, 1/15/33	75,000	74,636
Realty Income Corp.
4.88%, 6/1/26	75,000	75,194
3.40%, 1/15/30	100,000	95,683
Regency Centers LP, 2.95%, 9/15/29	125,000	118,259
UDR, Inc., 2.10%, 8/1/32	25,000	20,710
WP Carey, Inc.
3.85%, 7/15/29	75,000	72,964
2.40%, 2/1/31	25,000	21,972
		979,037
RETAIL - 0.6%
7-Eleven, Inc., 1.30%, 2/10/28 (a)	100,000	92,229
Alimentation Couche-Tard, Inc., 3.55%, 7/26/27 (a)	50,000	49,196
AutoNation, Inc., 1.95%, 8/1/28	25,000	23,176
Dollar General Corp., 3.88%, 4/15/27	52,000	51,509
	Shares/ Principal	Fair Value
RETAIL - 0.6% (Continued)
Lowe's Cos., Inc., 1.70%, 9/15/28	$75,000	$69,364
Starbucks Corp., 4.00%, 11/15/28	75,000	74,427
		359,901
SEMICONDUCTORS - 0.9%
Broadcom, Inc.
3.42%, 4/15/33 (a)	150,000	136,018
3.47%, 4/15/34 (a)	40,000	35,742
Intel Corp.
5.20%, 2/10/33	100,000	100,858
5.15%, 2/21/34	28,000	27,939
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.40%, 5/1/30	50,000	47,328
2.50%, 5/11/31	125,000	110,382
2.65%, 2/15/32	75,000	65,254
		523,521
SOFTWARE - 1.7%
Constellation Software, Inc., 5.46%, 2/16/34 (a)	41,000	41,834
Fiserv, Inc., 4.20%, 10/1/28	100,000	99,429
Oracle Corp.
4.50%, 5/6/28	75,000	75,443
2.95%, 4/1/30	25,000	23,321
4.65%, 5/6/30	100,000	100,897
2.88%, 3/25/31	225,000	205,132
5.25%, 2/3/32	90,000	92,298
4.90%, 2/6/33	91,000	91,124
3.60%, 4/1/40	25,000	20,006
Synopsys, Inc.
5.00%, 4/1/32	55,000	55,704
5.15%, 4/1/35	31,000	31,304
VMware LLC
1.80%, 8/15/28	25,000	23,125
2.20%, 8/15/31	75,000	65,052
		924,669
TELECOMMUNICATIONS - 1.3%
AT&T, Inc.
4.90%, 8/15/37	50,000	47,931
4.85%, 3/1/39	85,000	80,441
Rogers Communications, Inc., 3.20%, 3/15/27	215,000	210,775
T-Mobile USA, Inc.
3.75%, 4/15/27	111,000	109,836
5.20%, 1/15/33	150,000	152,779
Verizon Communications, Inc.
4.02%, 12/3/29	25,000	24,661
2.55%, 3/21/31	100,000	89,683
		716,106

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

	Shares/ Principal	Fair Value
TRANSPORTATION - 0.3%
Burlington Northern Santa Fe LLC, 3.25%, 6/15/27	$75,000	$73,952
FedEx Corp., 3.40%, 2/15/28 (a)	25,000	24,417
Union Pacific Corp., 2.80%, 2/14/32	100,000	90,142
		188,511
TRUCKING & LEASING - 0.1%
Penske Truck Leasing Co. LP / PTL Finance Corp., 5.25%, 7/1/29 (a)	48,000	49,139
TOTAL CORPORATE BONDS AND NOTES (Cost - $19,867,028)		19,407,356
AGENCY MORTGAGE BACKED SECURITIES - 29.9%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 5.8%
Freddie Mac Pool
4.00%, 3/1/50	355,536	337,303
3.00%, 12/1/50	537,944	475,731
2.50%, 9/1/51	725,252	608,609
2.00%, 1/1/52	1,686,230	1,347,382
4.50%, 6/1/52	473,975	458,001
		3,227,026
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 16.0%
Fannie Mae or Freddie Mac
2.50%, 7/1/55 (c)	1,000,000	829,531
5.50%, 7/1/55 (c)	2,000,000	1,998,437
Fannie Mae Pool
4.50%, 6/1/31	154,742	156,249
4.50%, 7/1/48	272,496	265,387
5.00%, 11/1/48	188,118	189,821
2.00%, 11/1/50	864,001	686,689
2.50%, 11/1/50	857,042	724,262
2.50%, 3/1/51	66,271	56,028
2.50%, 9/1/51	83,313	70,439
2.50%, 10/1/51	326,737	276,285
2.50%, 11/1/51	192,116	162,425
2.50%, 11/1/51	150,979	127,635
2.50%, 2/1/52	194,071	161,151
5.00%, 11/1/52	838,831	826,436
5.50%, 11/1/52	806,906	818,789
6.00%, 12/1/52	748,477	769,389
Ginnie Mae II Pool, 3.50%, 6/20/52	894,600	814,434
		8,933,387
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 8.1%
Ginnie Mae II Pool
4.50%, 2/20/48	95,270	93,574
4.50%, 5/20/48	98,612	96,508
4.50%, 8/20/48	123,700	121,062
5.00%, 8/20/48	25,114	25,051
4.50%, 9/20/48	435,239	425,956
5.00%, 10/20/48	148,287	148,686
	Shares/ Principal	Fair Value
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 8.1% (Continued)
5.00%, 11/20/48	$89,100	$89,340
5.00%, 12/20/48	47,240	47,367
5.00%, 1/20/49	140,745	140,304
4.00%, 2/20/49	127,046	119,808
4.50%, 3/20/49	4,161	4,073
5.00%, 3/20/49	67,632	66,690
4.00%, 5/20/49	114,740	108,026
4.50%, 10/20/49	99,260	97,145
3.00%, 3/20/50	354,733	314,820
3.00%, 11/20/51	707,326	626,769
2.00%, 12/20/51	909,407	741,698
4.50%, 10/20/52	817,652	789,623
5.50%, 5/20/54	501,825	503,420
		4,559,920
TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost - $17,309,005)		16,720,333
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 20.4%
3650R 2021-PF1 Commercial Mortgage Trust, 2.78%, 11/15/54 (d)	150,000	122,957
Apidos CLO LIII, 5.65%, (3 Month Term SOFR + 1.32%), 7/20/38 (a),(b)	350,000	350,829
Apidos CLO XV, 5.54%, (3 Month Term SOFR + 1.27%), 4/20/31 (a),(b)	67,952	67,986
ASSURANT CLO LTD., 5.57%, (3 Month Term SOFR + 1.30%), 4/20/31 (a),(b)	200,443	200,436
Bank 2023-BNK46, 5.75%, 8/15/56	150,000	157,170
Bank of America Auto Trust 2023-2, 5.85%, 8/17/26 (a)	1,302	1,303
BANK5 2024-5YR11, 5.89%, 11/15/57	100,000	104,526
BANK5 2024-5YR8, 5.88%, 8/15/57	75,000	78,337
BANK5 2024-5YR9, 6.18%, 8/15/57 (d)	150,000	156,516
Barclays Dryrock Issuance Trust
5.20%, (SOFR + 0.90%), 8/15/28 (b)	100,000	100,174
4.72%, 2/15/29	300,000	300,552
BBCMS Mortgage Trust 2024-5C25, 6.36%, 3/15/57 (d)	100,000	104,621
Benchmark 2024-V8 Mortgage Trust, 6.19%, 7/15/57 (d)	75,000	79,058
BMO 2023-C7 Mortgage Trust, 6.16%, 12/15/56	100,000	107,293
BMO 2024-5C4 Mortgage Trust, 6.53%, 5/15/57 (d)	125,000	132,524
BMO 2024-5C6 Mortgage Trust, 5.32%, 9/15/57	100,000	102,111
BMO 2024-C9 Mortgage Trust, 5.76%, 7/15/57	125,000	131,086
BX Commercial Mortgage Trust 2024-XL4, 5.75%, (1 Month Term SOFR + 1.44%), 2/15/39 (a),(b)	94,697	94,830

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

	Shares/ Principal	Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 20.4% (Continued)
BX Commercial Mortgage Trust 2024-XL5, 5.70%, (1 Month Term SOFR + 1.39%), 3/15/41 (a),(b)	$77,708	$77,792
BX Trust 2024-BIO, 5.95%, (1 Month Term SOFR + 1.64%), 2/15/41 (a),(b)	150,000	150,009
Capital One Multi-Asset Execution Trust, 4.95%, 10/15/27	200,000	201,012
Carlyle US CLO 2024-2 Ltd., 6.33%, (3 Month Term SOFR + 2.05%), 4/25/37 (a),(b)	250,000	251,149
CarVal CLO IX-C Ltd., 6.37%, (3 Month Term SOFR + 2.10%), 4/20/37 (a),(b)	250,000	250,992
Cathedral Lake VIII Ltd., 7.15%, (3 Month Term SOFR + 2.88%), 1/20/35 (a),(b)	150,000	150,273
CBAM 2018-5 Ltd., 5.56%, (3 Month Term SOFR + 1.28%), 4/17/31 (a),(b)	112,124	112,225
CBAMR 2017-4 Ltd., 5.70%, (3 Month Term SOFR + 1.42%), 3/31/38 (a),(b)	250,000	250,625
CIFC Falcon 2020 Ltd., 5.53%, (3 Month Term SOFR + 1.26%), 1/20/33 (a),(b)	283,723	284,095
Cifc Funding 2023-III Ltd., 5.87%, (3 Month Term SOFR + 1.60%), 1/20/37 (a),(b)	300,000	300,840
Citizens Auto Receivables Trust 2024-1, 5.43%, 10/15/26 (a)	35,042	35,066
COLT 2021-2 Mortgage Loan Trust, 0.92%, 8/25/66 (a),(d)	59,736	49,398
Connecticut Avenue Securities Trust
5.96%, (SOFR + 1.65%), 12/25/41 (a),(b)	34,000	34,197
6.11%, (SOFR + 1.80%), 1/25/44 (a),(b)	50,000	50,533
6.26%, (SOFR + 1.95%), 3/25/44 (a),(b)	50,000	50,465
DOLP Trust 2021-NYC, 2.96%, 5/10/41 (a)	100,000	88,944
Exeter Automobile Receivables Trust 2025-1, 4.70%, 9/15/27	125,295	125,264
Fannie Mae Remics, 5.31%, (SOFR + 1.00%), 3/25/55 (b)	145,781	143,905
Fidelity Grand Harbour Clo 2023-1 DAC, 3.89%, 2/15/38 (a)	250,000	292,677
Ford Credit Auto Lease Trust 2024-A, 5.24%, 7/15/26	3,009	3,010
Ford Credit Auto Owner Trust 2023-C, 5.68%, 9/15/26	14,639	14,647
Ford Credit Auto Owner Trust 2024-REV1, 4.87%, 8/15/36 (a),(e)	150,000	152,745
Freddie Mac Multifamily Structured Pass Through Certificates
5.07%, 10/25/28 (d)	50,000	51,331
4.99%, (SOFR + 0.68%), 2/25/33 (b)	76,575	76,280
4.90%, 10/25/33 (d)	150,000	153,913
Freddie Mac STACR REMIC Trust 2021-DNA5, 5.96%, (SOFR + 1.65%), 1/25/34 (a),(b)	10,110	10,136
Freddie Mac STACR REMIC Trust 2024-DNA2, 5.51%, (SOFR + 1.20%), 5/25/44 (a),(b)	127,010	127,207
	Shares/ Principal	Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 20.4% (Continued)
Generate CLO 22 Ltd., 0.01%, (3 Month Term SOFR + 1.33%), 7/20/38 (a),(b)	$325,000	$325,000
Ginnie Mae, 2.00%, 8/20/51	362,453	299,665
GM Financial Consumer Automobile Receivables Trust 2023-4, 5.89%, 11/16/26	7,348	7,353
GM Financial Consumer Automobile Receivables Trust 2024-1, 5.12%, 2/16/27	36,504	36,527
GoldenTree Loan Management US CLO 19 Ltd., 5.77%, (3 Month Term SOFR + 1.50%), 4/20/37 (a),(b)	250,000	250,655
Halseypoint CLO 7 Ltd., 5.80%, (3 Month Term SOFR + 1.45%), 7/20/38 (a),(b)	500,000	500,000
Honda Auto Receivables 2023-4 Owner Trust, 5.67%, 6/21/28	250,000	250,336
Hyundai Auto Lease Securitization Trust 2024-A, 5.15%, 6/15/26 (a)	54,210	54,234
IRV Trust 2025-200P
5.47%, 3/14/47 (a),(d)	200,000	201,919
5.62%, 3/14/47 (a),(d)	150,000	149,451
J.P. Morgan Mortgage Trust 2024-1, 6.00%, 6/25/54 (a),(d)	97,097	97,115
JP Morgan Chase Commercial Mortgage Securities Trust 2022-OPO, 3.02%, 1/5/39 (a)	100,000	90,623
JP Morgan Mortgage Trust 2021-6, 2.50%, 10/25/51 (a),(d)	89,766	72,837
JP Morgan Mortgage Trust Series 2024-VIS2, 5.85%, 11/25/64 (a),(e)	272,891	271,194
LEX 2024-BBG Mortgage Trust, 5.04%, 10/13/33 (a),(d)	150,000	150,747
Mercedes-Benz Auto Receivables Trust 2023-2, 5.92%, 11/16/26	179	179
Morgan Stanley Capital I Trust 2020-HR8, 2.04%, 7/15/53	250,000	220,913
Nissan Auto Lease Trust 2024-A, 5.11%, 10/15/26	130,567	130,668
Nissan Auto Receivables 2023-B Owner Trust, 5.93%, 3/15/28	50,000	50,377
OCP CLO 2017-14 Ltd., 5.64%, (3 Month Term SOFR + 1.37%), 7/20/37 (a),(b)	350,000	351,056
OCP CLO 2019-16 Ltd., 5.47%, (3 Month Term SOFR + 1.26%), 4/10/33 (a),(b)	217,329	217,438
Palmer Square Loan Funding 2022-2 Ltd., 5.53%, (3 Month Term SOFR + 1.27%), 10/15/30 (a),(b)	50,274	50,297
PRKCM 2021-AFC2 Trust, 2.07%, 11/25/56 (a),(d)	184,100	160,806
Regatta 30 Funding Ltd., 5.63%, (3 Month Term SOFR + 1.32%), 1/25/38 (a),(b)	250,000	250,675
ROCK TRUST 2024-CNTR
5.39%, 11/13/41 (a)	150,000	153,276
5.93%, 11/13/41 (a)	100,000	103,044

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

	Shares/ Principal	Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 20.4% (Continued)
Santander Drive Auto Receivables Trust 2025-1, 4.74%, 1/16/29	$150,000	$150,152
Sound Point Euro Clo 14 funding DAC, 3.89%, 4/20/39 (a)	250,000	291,960
Starwood Mortgage Residential Trust 2020-2, 3.00%, 4/25/60 (a),(d)	150,000	140,786
Verus Securitization Trust 2022-1, 3.29%, 1/25/67 (a),(d)	108,828	95,065
Voya CLO 2020-2 Ltd., 5.59%, (3 Month Term SOFR + 1.31%), 1/20/38 (a),(b)	300,000	300,434
Wells Fargo Commercial Mortgage Trust 2024-MGP, 6.00%, (1 Month Term SOFR + 1.69%), 8/15/41 (a),(b)	100,000	99,516
Wells Fargo Mortgage Backed Securities Trust 2019-3, 3.50%, 7/25/49 (a),(d)	5,029	4,482
TOTAL ASSET BACKED AND COMMERCIAL BACKED SECURITIES (Cost - $11,410,217)		11,409,819
U.S. TREASURY SECURITIES AND AGENCY BONDS - 15.4%
Federal Farm Credit Banks Funding Corp.
2.90%, 4/12/32	290,000	268,991
3.50%, 9/1/32	40,000	38,129
2.85%, 3/28/34	370,000	328,090
1.70%, 4/23/35	540,000	414,941
Federal Home Loan Banks, 4.75%, 12/10/32	80,000	82,970
U.S. Treasury Bond
4.75%, 2/15/41	1,560,000	1,581,694
4.63%, 5/15/44	1,440,000	1,413,844
5.00%, 5/15/45	100,000	102,859
3.13%, 5/15/48	260,000	197,570
3.38%, 11/15/48	250,000	198,037
2.88%, 5/15/49	260,000	186,905
U.S. Treasury Note
4.50%, 4/15/27	1,090,000	1,103,497
0.50%, 6/30/27	390,000	365,960
3.75%, 5/31/30	290,000	289,320
3.75%, 6/30/30	370,000	368,988
3.88%, 6/30/30	480,000	481,763
4.13%, 3/31/32	520,000	524,611
4.00%, 6/30/32	480,000	480,375
U.S. Treasury Strip Coupon
0.00%, 11/15/29 (f)	68,600	57,987
0.00%, 8/15/30 (f)	30,000	24,554
0.00%, 11/15/30 (f)	30,000	24,277
0.00%, 11/15/31 (f)	30,000	23,169
0.00%, 5/15/32 (f)	64,500	48,714
0.00%, 8/15/33 (f)	30,000	21,312
TOTAL U.S. TREASURY SECURITIES AND AGENCY BONDS (Cost - $8,789,782)		8,628,557
	Shares/ Principal		Fair Value
SOVEREIGN DEBTS - 1.1%
Chile Government International Bond, 4.95%, 1/5/36		$200,000	$196,138
Mexico Government International Bond, 3.25%, 4/16/30		290,000	266,510
Peruvian Government International Bond, 3.23%, 7/28/21		20,000	10,674
Republic of Poland Government International Bond, 5.50%, 3/18/54		30,000	27,806
Romanian Government International Bond
3.00%, 2/27/27 (a)		30,000	28,957
2.12%, 7/16/31	EUR	30,000	29,322
6.38%, 1/30/34		80,000	78,348
TOTAL SOVEREIGN DEBTS (Cost - $685,681)			637,755
MUNICIPAL BONDS - 1.0%
Maryland Economic Development Corp.
4.83%, 11/30/30 (g)		25,000	25,506
4.97%, 11/30/32 (g)		60,000	61,138
Metropolitan Transportation Authority, 5.18%, 11/15/49 (g)		15,000	13,435
New Jersey Turnpike Authority, 7.10%, 1/1/41 (g)		25,000	28,635
State of California, 7.60%, 11/1/40		175,000	211,020
State of Illinois, 5.10%, 6/1/33 (g)		231,225	231,916
TOTAL MUNICIPAL BONDS (Cost - $606,077)			571,650
SHORT-TERM INVESTMENTS - 1.5%
MONEY MARKET FUNDS - 0.7%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.23% (h) (Cost - $416,119)		416,119	416,119
COMMERCIAL PAPER - 0.8%
American Honda Fin Corp., 0.00%, 8/18/25		283,000	281,211
National Bank of Kuwait, 4.63%, 8/28/25		142,000	142,045
TOTAL COMMERCIAL PAPER (Cost - $423,229)			423,256
TOTAL SHORT-TERM INVESTMENTS (Cost - $839,348)			839,375
TOTAL INVESTMENTS - 103.9% (Cost - $59,507,138)			$58,214,845
OTHER ASSETS LESS LIABILITIES - NET (3.9)%			(2,178,200)
TOTAL NET ASSETS - 100.0%			$56,036,645

†  Represents less than 0.05%.

(a)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of June 30, 2025, these securities amounted to $10,178,709 or 18.2% of net assets.

(b)  Variable rate or fixed to variable rate security. The rate shown is the rate in effect at period end.

(c)  When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

(d)  Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

(e)  Step coupon.

(f)  Rate shown represents discount rate at the time of purchase.

(g)  Sinking bond security.

(h)  The rate shown is the annualized seven-day yield at period end.

CLO - Collateralized Loan Obligation

CMT - Treasury Constant Maturity Rate

EUR - EURO

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

STRIP - Separate trading of registered interest and principal of securities

FORWARD SALES CONTRACTS
At June 30, 2025, the Fund had the following forward sales contracts:
Description	Interest Rate	Maturity Date*	Settlement Date	Principal Amount	Value
Ginnie Mae	4.50%	TBA - 30Yr	7/20/2055	$(1,000,000)	$(956,875)
(Proceeds Receivable: $(944,648))					$(956,875)

*  TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date.The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
ICE 3 Month SONIA Future	Morgan Stanley	7	3/17/2026	$2,311,421	$3,220
U.S. 10 Year Note Future	Morgan Stanley	3	9/19/2025	336,375	6,000
U.S. 2 Year Note Future	Morgan Stanley	28	9/30/2025	5,824,656	20,081
U.S. 5 Year Note Future	Morgan Stanley	35	9/30/2025	3,815,000	38,154
U.S. Long Bond Future	Morgan Stanley	3	9/19/2025	346,406	9,437
U.S. Ultra Bond Future	Morgan Stanley	26	9/19/2025	3,097,250	116,373
					193,265
SHORT FUTURES CONTRACTS
U.S. 10 Year Ultra Future	Morgan Stanley	8	9/19/2025	914,125	(15,584)
TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$177,681

INTEREST RATE SWAPTIONS PURCHASED
Counterparty	Description*	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Bank of America	Call - IRS	6 Month
	SWAPTION	Euribor	Receives 2.25%	03/08/27	540,000	$4,004	$3,502	$502
Bank of America	Call - IRS	6 Month
	SWAPTION	Euribor	Receives 2.45%	03/24/26	100,000	1,179	1,580	(401)
TOTAL FAIR VALUE, PREMIUMS PAID AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPTIONS PURCHASED						$5,183	$5,082	$101
INTEREST RATE SWAPTIONS WRITTEN
Counterparty	Description*	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation (Depreciation)
Bank of America	Call - IRS	6 Month
	SWAPTION	Euribor	Receives 2.347%	03/08/27	50,000	$(2,161)	$(3,445)	$1,284
Bank of America	Call - IRS	6 Month
	SWAPTION	Euribor	Receives 2.498%	03/24/26	40,000	(1,147)	(1,521)	374
TOTAL FAIR VALUE, PREMIUMS RECEIVED AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPTIONS WRITTEN						$(3,308)	$(4,966)	$1,658

*  The Fund may receive or pay a variable rate.

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

INTEREST RATE SWAPS
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	Annually	1.892%	Euro Short-Term Rate	09/17/25	14,810,000	EUR	$(281)	$-	$(281)
Morgan Stanley	Annually	3.620%	SOFR- COMPOUND	06/30/27	1,640,000	USD	6,342	(899)	7,241
Morgan Stanley	Semi-Annually	4.250%	6 Month Norway Ibor	09/17/27	14,110,000	NOK	12,991	5,331	7,660
Morgan Stanley	Annually	Tokyo Overnight Average Rate	0.750%	09/17/27	141,000,000	JPY	471	772	(301)
Morgan Stanley	Quarterly	3 Month Australian Bill	3.750%	09/17/27	3,960,000	AUD	(31,972)	(28,445)	(3,527)
Morgan Stanley	Quarterly	3.500%	3 Month Australian Bill	09/17/27	340,000	AUD	1,676	1,246	430
Morgan Stanley	Semi-Annually	2.750%	Canadian Overnight Index	09/17/27	2,200,000	CAD	9,283	5,568	3,715
Morgan Stanley	Annually	3.750%	Sterling Overnight Index Average	09/17/27	1,640,000	GBP	8,900	1,058	7,842
Morgan Stanley	Annually	SOFR- COMPOUND	3.750%	09/17/27	2,410,000	USD	(18,108)	(5,737)	(12,371)
Morgan Stanley	Annually	2.000%	Euro Short-Term Rate	09/17/27	150,000	EUR	770	719	51
Morgan Stanley	Semi-Annually	1.500%	6 Month Euribor	09/17/27	180,000	EUR	(2,067)	(1,873)	(194)
Morgan Stanley	Semi-Annually	2.500%	Canadian Overnight Index	09/17/27	80,000	CAD	55	10	45
Morgan Stanley	Annually	3.500%	Sterling Overnight Index Average	09/17/27	30,000	GBP	(30)	(177)	147
Morgan Stanley	Annually	3.500%	SOFR- COMPOUND	09/17/27	90,000	USD	247	(78)	325
Morgan Stanley	Quarterly	2.250%	3 Month Stockholm Interbank Offered Rate	09/17/27	14,670,000	SEK	11,767	6,657	5,110
Morgan Stanley	Quarterly	2.143%	3 Month Euribor	11/22/27	7,890,000	EUR	10,029	4,503	5,526
Morgan Stanley	Semi-Annually	6 Month Euribor	2.180%	11/22/27	7,890,000	EUR	(5,867)	(6,210)	343
Morgan Stanley	Semi-Annually	2.500%	6 Month Euribor	05/15/28	462,315	EUR	3,988	(63)	4,051
Morgan Stanley	Annually	3.750%	Sterling Overnight Index Average	09/18/28	20,000	GBP	154	(7)	161
Morgan Stanley	Semi-Annually	2.325%	6 Month Euribor	02/26/29	791,782	EUR	377	(1,949)	2,326
Morgan Stanley	Annually	SOFR- COMPOUND	3.600%	11/30/29	1,570,000	USD	(14,754)	1,765	(16,519)
Morgan Stanley	Annually	SOFR- COMPOUND	3.620%	11/30/29	1,820,000	USD	(18,529)	(1,331)	(17,198)
Morgan Stanley	Annually	3.750%	Sterling Overnight Index Average	09/17/30	480,000 GBP		3,055	(2,299)	5,354
Morgan Stanley	Semi-Annually	2.750%	Canadian Overnight Index	09/17/30	310,000	CAD	1,289	122	1,167
Morgan Stanley	Semi-Annually	2.000%	6 Month Euribor	09/17/30	450,000	EUR	(7,254)	(6,724)	(530)
Morgan Stanley	Quarterly	3.750%	3 Month New Zealand Dollar Bank Bill Rate	09/17/30	710,000	NZD	2,806	2,158	648
Morgan Stanley	Annually	Tokyo Overnight Average Rate	1.000%	09/17/30	436,110,000	JPY	(10,354)	(7,249)	(3,105)
Morgan Stanley	Annually	Tokyo Overnight Average Rate	1.295%	08/02/34	68,953,489	JPY	2,185	71	2,114
Morgan Stanley	Quarterly	2.750%	3 Month Stockholm Interbank Offered Rate	09/17/35	1,110,000	SEK	2,062	795	1,267
Morgan Stanley	Quarterly	4.250%	3 Month New Zealand Dollar Bank Bill Rate	09/17/35	380,000	NZD	2,641	2,276	365

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	Semi-Annually	6 Month Norway Ibor	4.250%	09/17/35	2,070,000	NOK	$(8,233)	$(4,194)	$(4,039)
Morgan Stanley	Semi-Annually	3.000%	Canadian Overnight Index	09/17/35	80,000	CAD	72	(503)	575
Morgan Stanley	Annually	Tokyo Overnight Average Rate	1.250%	09/17/35	113,000,000	JPY	(603)	2,656	(3,259)
Morgan Stanley	Annually	4.500%	3 Month Australian Bill	09/17/35	30,000	AUD	(658)	(570)	(88)
Morgan Stanley	Annually	3.750%	Sterling Overnight Index Average	09/17/35	70,000	GBP	(1,960)	(2,843)	883
Morgan Stanley	Semi-Annually	2.000%	6 Month Euribor	09/17/35	50,000	EUR	(3,243)	(2,903)	(340)
Morgan Stanley	Annually	SOFR- COMPOUND	3.750%	09/17/35	210,000	USD	(1,166)	2,890	(4,056)
Morgan Stanley	Annually	0.500%	Swiss Average Rate Overnight	09/17/35	60,000	CHF	(382)	(234)	(148)
Morgan Stanley	Annually	Tokyo Overnight Weighted Average Rate	2.160%	08/02/44	77,780,000	JPY	(16,757)	(5,542)	(11,215)
Morgan Stanley	Semi-Annually	6 Month Euribor	2.000%	05/19/53	165,624	EUR	13,928	2,504	11,424
Morgan Stanley	Semi-Annually	6 Month Euribor	2.500%	11/10/53	240,760	EUR	7,484	(10,697)	18,181
Morgan Stanley	Annually	1.750%	Tokyo Overnight Average Rate	09/17/55	32,000,000	JPY	(23,011)	(23,770)	759
Morgan Stanley	Semi-Annually	6 Month Euribor	1.750%	09/17/55	120,000	EUR	29,242	25,937	3,305
Morgan Stanley	Annually	2.530%	Euro Short-Term Rate	03/20/56	140,000	EUR	(5,195)	(755)	(4,440)
Morgan Stanley	Semi-Annually	6 Month Euribor	2.610%	03/20/56	140,000	EUR	5,801	1,093	4,708
TOTAL FAIR VALUE, PREMIUMS PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPS							$(32,809)	$(46,921)	$14,112

CREDIT DEFAULT SWAPS
Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Credit Rating*	Expiration Date	Notional Amount**	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	CDX.NA.IG.42	Quarterly	Buy	1.00%	-	BBB	06/20/29	$1,517,314	$34,280	$25,881	$8,399
Morgan Stanley	CDX.NA.IG.43	Quarterly	Buy	1.00%	-	BBB	12/20/29	250,000	5,706	5,041	665
Morgan Stanley	CDX.NA.IG.44	Quarterly	Buy	1.00%	-	BBB	06/20/30	325,000	7,297	6,215	1,082
TOTAL FAIR VALUE PREMIUM PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON CREDIT DEFAULT SWAPS									$47,283	$37,137	$10,146

*  Credit ratings for the underlying securities in the credit default swaps are assigned based on the higher ratings of either Moody's or S&P. If both are unrated, then Fitch is used.

**  The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Unaudited) (Continued)

June 30, 2025

FORWARD FOREIGN CURRENCY CONTRACTS
Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
09/23/25	Morgan Stanley	553,365	USD	469,881	EUR	$(1,301)
TOTAL NET UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$(1,301)

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - Pound Sterling

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Assets and Liabilities

June 30, 2025 (Unaudited)

Assets:	Global Atlantic BlackRock Allocation Portfolio	Global Atlantic BlackRock Disciplined Core Portfolio	Global Atlantic BlackRock Disciplined Growth Portfolio	Global Atlantic BlackRock Disciplined International Core Portfolio
Investments in securities, at cost	$45,734,791	$401,395,142	$58,032,526	$108,425,469
Investments in securities, at fair value	$53,746,124	$631,754,862	$98,920,531	$138,309,389
Cash	-	25,678	4,760	-
Foreign cash (cost $-, $-, $- and $472,746, respectively)	-	-	-	476,843
Deposit with broker for futures contracts	-	459,155	62,653	556,404
Unrealized appreciation on futures contracts, net	-	352,967	81,927	202,742
Receivable for securities sold	-	3,046,883	-	41,411
Receivable for portfolio shares sold	30,640	-	-	-
Interest and dividends receivable	1,494	341,667	31,307	224,337
Dividend tax reclaim receivable	-	5,702	-	575,538
Prepaid expenses	2,343	14,302	2,197	48,882
Total Assets	53,780,601	636,001,216	99,103,375	140,435,546
Liabilities:
Due to custodian	-	-	-	108,539
Payable for securities purchased	-	2,902,144	-	-
Payable for portfolio shares redeemed	3,443	363,918	162,953	103,733
Accrued distribution (12b-1) fees	2,384	7,311	5,381	9,480
Accrued investment advisory fees	9,564	197,477	29,123	58,711
Regulatory and compliance fees payable	241	2,095	305	659
Administrative service fees payable	4,471	47,279	7,640	12,023
Accrued expenses and other liabilities	8,377	80,011	13,425	57,283
Total Liabilities	28,480	3,600,235	218,827	350,428
Net Assets	$53,752,121	$632,400,981	$98,884,548	$140,085,118
Composition of Net Assets:
Paid-in capital	$37,548,271	$293,016,825	$33,074,290	$108,433,854
Total distributable earnings	16,203,850	339,384,156	65,810,258	31,651,264
Net Assets	$53,752,121	$632,400,981	$98,884,548	$140,085,118
Class I Shares:
Net Assets	$41,993,357	$595,896,675	$71,870,263	$93,444,462
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	3,441,271	34,698,502	3,214,762	7,564,092
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$12.20	$17.17	$22.36	$12.35
Class II Shares:
Net Assets	$11,758,764	$36,504,306	$27,014,285	$46,640,656
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	966,670	2,131,504	1,210,401	3,783,989
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$12.16	$17.13	$22.32	$12.33

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Assets and Liabilities (Continued)

June 30, 2025 (Unaudited)

Assets:	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	Global Atlantic BlackRock Disciplined Value Portfolio	Global Atlantic BlackRock High Yield Portfolio	Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Investments in securities, at cost	$220,219,777	$194,332,686	$42,856,496	$59,507,138
Investments in securities, at fair value	$273,010,896	$220,861,947	$44,232,388	$58,214,845
Swaptions purchased, at fair value (premiums paid $-, $-, $- and $5,082, respectively)	-	-	-	5,183
Cash	-	-	6,516	69,747
Foreign cash (cost $-, $-, $- and $51,309, respectively)	-	-	-	52,048
Deposit with broker for futures contracts	293,712	168,530	2,512	228,435
Unrealized appreciation on futures contracts, net	35,648	111,150	24,543	177,681
Unrealized appreciation on swap contracts, net	-	-	-	24,258
Receivable for securities sold	7,126,835	1,268,707	4,850	1,914,354
Receivable for portfolio shares sold	-	-	-	21,686
Interest and dividends receivable	79,887	175,890	761,744	426,455
Dividend tax reclaim receivable	284	-	188	1,299
Prepaid expenses	6,121	9,390	1,048	1,265
Total Assets	280,553,383	222,595,614	45,033,789	61,137,256
Liabilities:
Forward sale contracts, at fair value	-	-	-	956,875
Swaptions written, at fair value (premiums received $-, $-, $- and $4,966, respectively)	-	-	-	3,308
Premiums received on open swap contracts	-	-	-	9,784
Unrealized depreciation on forward foreign currency contracts	-	-	-	1,301
Due to custodian	250,053	24,424	-	-
Payable for securities purchased	3,771,083	818,459	275,000	4,095,131
Payable for portfolio shares redeemed	356,224	213,004	64,621	-
Accrued distribution (12b-1) fees	23,839	1,136	165	-
Accrued investment advisory fees	119,900	80,673	18,234	15,605
Regulatory and compliance fees payable	737	1,322	221	247
Administrative service fees payable	22,881	16,989	3,475	4,479
Accrued expenses and other liabilities	34,087	37,179	7,708	13,881
Total Liabilities	4,578,804	1,193,186	369,424	5,100,611
Net Assets	$275,974,579	$221,402,428	$44,664,365	$56,036,645
Composition of Net Assets:
Paid-in capital	$190,238,848	$151,329,279	$48,237,398	$62,674,368
Total distributable earnings (losses)	85,735,731	70,073,149	(3,573,033)	(6,637,723)
Net Assets	$275,974,579	$221,402,428	$44,664,365	$56,036,645
Class I Shares:
Net Assets	$157,354,635	$215,775,885	$43,857,431	$56,036,645
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	10,049,951	17,201,652	4,687,885	6,369,683
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$15.66	$12.54	$9.36	$8.80
Class II Shares:
Net Assets	$118,619,944	$5,626,543	$806,934	$-
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	7,630,147	448,170	86,272	-
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$15.55	$12.55	$9.35	$-

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Operations

For the Six Months Ended June 30, 2025 (Unaudited)

	Global Atlantic BlackRock Allocation Portfolio	Global Atlantic BlackRock Disciplined Core Portfolio	Global Atlantic BlackRock Disciplined Growth Portfolio	Global Atlantic BlackRock Disciplined International Core Portfolio
Investment Income:
Dividend income, inclusive of withholding tax *	$598,606	$4,092,435	$330,013	$2,107,312
Interest income	9,189	189,990	37,371	191,934
Total Investment Income	607,795	4,282,425	367,384	2,299,246
Expenses:
Investment advisory fee	58,103	1,183,069	172,253	397,941
Distribution fees (12b-1) - Class II Shares	14,472	43,406	31,717	54,993
Administrative service fees	8,766	100,679	15,450	22,020
Legal fees	9,148	102,444	15,589	22,845
Trustees fees	4,219	47,656	7,280	10,325
Custody fees	1,298	14,323	5,869	79,004
Regulatory and compliance fees	1,329	14,913	2,266	3,317
Miscellaneous expenses	14,006	156,178	23,695	34,480
Total Expenses	111,341	1,662,668	274,119	624,925
Expenses waived	-	-	-	(45,976)
Net Expenses	111,341	1,662,668	274,119	578,949
Net Investment Income	496,454	2,619,757	93,265	1,720,297
Net Realized and Change in Unrealized Gain (Loss)
Net realized gain (loss) on
Investments	2,866,975	26,448,860	2,889,811	4,444,095
Futures contracts	-	(336,219)	(42,617)	(59,074)
Foreign currency translations	-	(311)	-	40,851
	2,866,975	26,112,330	2,847,194	4,425,872
Net change in unrealized appreciation/(depreciation) on:
Investments	264,093	6,216,935	3,701,343	15,695,587
Futures contracts	-	669,842	129,579	622,552
Foreign currency translations	-	1,900	-	78,995
	264,093	6,888,677	3,830,922	16,397,134
Net Realized and Change in Unrealized Gain	3,131,068	33,001,007	6,678,116	20,823,006
Net Increase in Net Assets Resulting from Operations	$3,627,522	$35,620,764	$6,771,381	$22,543,303
* Foreign taxes withheld	$-	$298	$68	$284,766

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Operations (Continued)

For the Six Months Ended June 30, 2025 (Unaudited)

	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	Global Atlantic BlackRock Disciplined Value Portfolio	Global Atlantic BlackRock High Yield Portfolio	Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Investment Income:
Dividend income, inclusive of withholding tax *	$812,497	$2,316,513	$-	$-
Interest income, inclusive of withholding tax **	81,580	68,648	1,724,702	1,278,805
Total Investment Income	894,077	2,385,161	1,724,702	1,278,805
Expenses:
Investment advisory fee	702,983	494,167	112,351	98,127
Distribution fees (12b-1) - Class II Shares	139,112	7,453	1,020	-
Administrative service fees	43,252	36,449	7,459	9,581
Legal fees	42,648	37,748	7,881	9,979
Trustees fees	19,936	17,452	3,600	4,541
Custody fees	12,239	11,415	2,731	11,657
Regulatory and compliance fees	6,214	5,908	1,144	1,450
Miscellaneous expenses	65,577	57,750	11,959	15,113
Total Expenses	1,031,961	668,342	148,145	150,448
Net Expenses	1,031,961	668,342	148,145	150,448
Net Investment Income (Loss)	(137,884)	1,716,819	1,576,557	1,128,357
Net Realized and Change in Unrealized Gain (Loss)
Net realized gain (loss) on
Investments	25,669,631	9,122,773	(588,008)	(200,296)
Futures contracts	(55,000)	(92,063)	(12,769)	(222,507)
Swap contracts	-	-	-	(65,753)
Swaptions	-	-	-	(124)
Forward foreign currency contracts	-	-	-	(39,150)
Foreign currency translations	-	-	-	(22,746)
	25,614,631	9,030,710	(600,777)	(550,576)
Net change in unrealized appreciation/(depreciation) on:
Investments	(569,505)	1,176,906	261,578	1,309,286
Futures contracts	143,825	230,250	59,502	415,923
Swap contracts	-	-	-	28,547
Swaptions	-	-	-	1,759
Forward foreign currency contracts	-	-	-	(3,273)
Foreign currency translations	-	-	-	6,212
	(425,680)	1,407,156	321,080	1,758,454
Net Realized and Change in Unrealized Gain/ (Loss)	25,188,951	10,437,866	(279,697)	1,207,878
Net Increase in Net Assets Resulting from Operations	$25,051,067	$12,154,685	$1,296,860	$2,336,235
* Foreign taxes withheld	$169	$188	$-	$-
** Foreign taxes withheld	$-	$-	$1,923	$-
See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets

	Global Atlantic BlackRock Allocation Portfolio		Global Atlantic BlackRock Disciplined Core Portfolio
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$496,454	$1,157,141	$2,619,757	$5,141,335
Net realized gain	2,866,975	4,472,680	26,112,330	82,958,964
Net change in unrealized appreciation	264,093	526,297	6,888,677	56,542,239
Net increase in net assets resulting from operations	3,627,522	6,156,118	35,620,764	144,642,538
From Distributions to Shareholders:
Class I	-	(2,132,029)	-	(33,514,280)
Class II	-	(560,437)	-	(1,943,187)
Total distributions paid	-	(2,692,466)	-	(35,457,467)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class I	515,780	1,035,866	729,285	692,721
Class II	127,393	564,719	924,714	3,490,904
Reinvestment of distributions
Class I	-	2,132,029	-	33,514,280
Class II	-	560,437	-	1,943,187
Cost of shares redeemed
Class I	(4,453,434)	(7,956,852)	(42,517,752)	(83,124,254)
Class II	(1,195,806)	(1,580,521)	(2,937,101)	(8,917,004)
Net increase (decrease) in net assets from share transactions of beneficial interest	(5,006,067)	(5,244,322)	(43,800,854)	52,400,166
Total increase (decrease) in net assets	(1,378,545)	(1,780,670)	(8,180,090)	56,784,905
Net Assets:
Beginning of period	55,130,666	56,911,336	640,581,071	583,796,166
End of period	$53,752,121	$55,130,666	$632,400,981	$640,581,071
Share Activity:
Class I
Shares sold	44,465	90,298	44,741	48,385
Shares reinvested	-	185,717	-	2,090,722
Shares redeemed	(386,507)	(699,963)	(2,650,657)	(5,391,899)
Net decrease in shares of beneficial interest outstanding	(342,042)	(423,948)	(2,605,916)	(3,252,792)
Share Activity:
Class II
Shares sold	11,146	48,659	57,613	222,956
Shares reinvested	-	48,861	-	121,373
Shares redeemed	(104,000)	(138,315)	(182,491)	(579,530)
Net decrease in shares of beneficial interest outstanding	(92,854)	(40,795)	(124,878)	(235,201)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic BlackRock Disciplined Growth Portfolio		Global Atlantic BlackRock Disciplined International Core Portfolio
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$93,265	$215,249	$1,720,297	$2,787,451
Net realized gain	2,847,194	22,764,873	4,425,872	6,388,158
Net change in unrealized appreciation (depreciation)	3,830,922	2,884,576	16,397,134	(1,229,714)
Net increase in net assets resulting from operations	6,771,381	25,864,698	22,543,303	7,945,895
From Distributions to Shareholders:
Class I	-	(1,098,175)	-	(2,237,635)
Class II	-	(342,535)	-	(998,463)
Total distributions paid	-	(1,440,710)	-	(3,236,098)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class I	316,163	4,747,687	2,259,529	1,187,559
Class II	500,198	1,923,177	545,466	1,108,985
Reinvestment of distributions
Class I	-	1,098,176	-	2,237,635
Class II	-	342,535	-	998,463
Cost of shares redeemed
Class I	(6,232,317)	(18,822,838)	(9,041,195)	(14,134,725)
Class II	(2,396,524)	(4,775,407)	(3,907,450)	(5,746,108)
Net decrease in net assets from share transactions of beneficial interest	(7,812,480)	(15,486,670)	(10,143,650)	(14,348,191)
Total increase (decrease) in net assets	(1,041,099)	8,937,318	12,399,653	(9,638,394)
Net Assets:
Beginning of period	99,925,647	90,988,329	127,685,465	137,323,859
End of period	$98,884,548	$99,925,647	$140,085,118	$127,685,465
Share Activity:
Class I
Shares sold	15,244	245,757	201,206	112,334
Shares reinvested	-	54,231	-	206,615
Shares redeemed	(306,305)	(1,007,271)	(811,529)	(1,326,029)
Net decrease in shares of beneficial interest outstanding	(291,061)	(707,283)	(610,323)	(1,007,080)
Share Activity:
Class II
Shares sold	25,396	104,393	48,732	105,005
Shares reinvested	-	16,915	-	92,279
Shares redeemed	(117,283)	(255,987)	(345,005)	(541,276)
Net decrease in shares of beneficial interest outstanding	(91,887)	(134,679)	(296,273)	(343,992)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio		Global Atlantic BlackRock Disciplined Value Portfolio
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(137,884)	$(113,030)	$1,716,819	$3,602,273
Net realized gain	25,614,631	40,498,112	9,030,710	34,182,669
Net change in unrealized appreciation (depreciation)	(425,680)	10,742,834	1,407,156	(3,405,609)
Net increase in net assets resulting from operations	25,051,067	51,127,916	12,154,685	34,379,333
From Distributions to Shareholders:
Class I	-	(82,832)	-	(15,915,629)
Class II	-	-	-	(460,416)
Total distributions paid	-	(82,832)	-	(16,376,045)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class I	425,445	364,330	152,555	723,096
Class II	406,067	826,626	2,365	54,592
Reinvestment of distributions
Class I	-	82,832	-	15,915,629
Class II	-	-	-	460,416
Cost of shares redeemed
Class I	(13,262,520)	(21,391,939)	(16,212,137)	(33,508,908)
Class II	(7,819,459)	(15,266,761)	(1,160,535)	(1,132,234)
Net decrease in net assets from share transactions of beneficial interest	(20,250,467)	(35,384,912)	(17,217,752)	(17,487,409)
Total increase (decrease) in net assets	4,800,600	15,660,172	(5,063,067)	515,879
Net Assets:
Beginning of period	271,173,979	255,513,807	226,465,495	225,949,616
End of period	$275,974,579	$271,173,979	$221,402,428	$226,465,495
Share Activity:
Class I
Shares sold	27,782	24,387	12,522	61,304
Shares reinvested	-	5,989	-	1,320,799
Shares redeemed	(920,068)	(1,652,219)	(1,343,035)	(2,785,917)
Net decrease in shares of beneficial interest outstanding	(892,286)	(1,621,843)	(1,330,513)	(1,403,814)
Share Activity:
Class II
Shares sold	30,551	59,085	199	4,167
Shares reinvested	-	-	-	38,114
Shares redeemed	(538,476)	(1,180,881)	(99,025)	(93,511)
Net decrease in shares of beneficial interest outstanding	(507,925)	(1,121,796)	(98,826)	(51,230)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic BlackRock High Yield Portfolio		Global Atlantic Goldman Sachs Core Fixed Income Portfolio
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$1,576,557	$3,503,700	$1,128,357	$2,303,472
Net realized gain (loss)	(600,777)	481,040	(550,576)	(566,871)
Net change in unrealized appreciation (depreciation)	321,080	(31,802)	1,758,454	(1,068,937)
Net increase in net assets resulting from operations	1,296,860	3,952,938	2,336,235	667,664
From Distributions to Shareholders:
Class I	-	(3,307,613)	-	(2,385,974)
Class II	-	(57,096)	-	-
Total distributions paid	-	(3,364,709)	-	(2,385,974)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class I	200,723	409,786	1,640,077	6,632,303
Class II	4,846	279,679	-	-
Reinvestment of distributions
Class I	-	3,307,613	-	2,385,973
Class II	-	57,095	-	-
Cost of shares redeemed
Class I	(3,635,927)	(7,322,055)	(7,746,601)	(7,327,682)
Class II	(51,301)	(35,982)	-	-
Net increase (decrease) in net assets from share transactions of beneficial interest	(3,481,659)	(3,303,864)	(6,106,524)	1,690,594
Total decrease in net assets	(2,184,799)	(2,715,635)	(3,770,289)	(27,716)
Net Assets:
Beginning of period	46,849,164	49,564,799	59,806,934	59,834,650
End of period	$44,664,365	$46,849,164	$56,036,645	$59,806,934
Share Activity:
Class I
Shares sold	21,756	44,607	192,587	769,587
Shares reinvested	-	367,921	-	280,373
Shares redeemed	(397,709)	(794,853)	(897,682)	(843,609)
Net increase (decrease) in shares of beneficial interest outstanding	(375,953)	(382,325)	(705,095)	206,351
Share Activity:
Class II
Shares sold	528	30,155	-	-
Shares reinvested	-	6,344	-	-
Shares redeemed	(5,581)	(3,920)	-	-
Net increase (decrease) in shares of beneficial interest outstanding	(5,053)	32,579	-	-

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Allocation Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$11.39		$10.73	$9.78	$13.17	$12.45	$11.42
Income from investment operations:
Net investment income (a,b)	0.11		0.24	0.23	0.22	0.20	0.19
Net realized and unrealized gain (loss) (c)	0.70		1.00	1.20	(2.01)	1.20	1.40
Total income (loss) from investment operations	0.81		1.24	1.43	(1.79)	1.40	1.59
Less distributions from:
Net investment income	-		(0.27)	(0.24)	(0.23)	(0.23)	(0.27)
Net realized gains	-		(0.31)	(0.24)	(1.37)	(0.45)	(0.29)
Total distributions from net investment income and net realized gains	-		(0.58)	(0.48)	(1.60)	(0.68)	(0.56)
Net asset value, end of period	$12.20		$11.39	$10.73	$9.78	$13.17	$12.45
Total return (d)	7.11%		11.46%	15.26%	(13.42)%	11.33%	14.46%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$41,993		$43,087	$45,130	$45,106	$61,826	$64,791
Ratio of net expenses to average net assets (e)	0.37	% (f)	0.34%	0.34%	0.33%	0.31%	0.31%
Ratio of gross expenses to average net assets (e,g)	0.37	% (f)	0.34%	0.34%	0.33%	0.32%	0.33%
Ratio of net investment income to average net assets (b,e)	1.94	% (f)	2.09%	2.22%	1.91%	1.52%	1.69%
Portfolio turnover rate	26	% (h)	57%	73%	62%	73%	85%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Allocation Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$11.37		$10.71	$9.76	$13.13	$12.41	$11.39
Income from investment operations:
Net investment income (a,b)	0.10		0.21	0.20	0.19	0.17	0.17
Net realized and unrealized gain (loss) (c)	0.69		1.00	1.20	(2.00)	1.19	1.38
Total income (loss) from investment operations	0.79		1.21	1.40	(1.81)	1.36	1.55
Less distributions from:
Net investment income	-		(0.24)	(0.21)	(0.19)	(0.19)	(0.24)
Net realized gains	-		(0.31)	(0.24)	(1.37)	(0.45)	(0.29)
Total distributions from net investment income and net realized gains	-		(0.55)	(0.45)	(1.56)	(0.64)	(0.53)
Net asset value, end of period	$12.16		$11.37	$10.71	$9.76	$13.13	$12.41
Total return (d)	6.95%		11.21%	14.93%	(13.58)%	11.04%	14.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$11,759		$12,043	$11,782	$12,060	$15,826	$16,205
Ratio of net expenses to average net assets (e)	0.62	% (f)	0.59%	0.59%	0.58%	0.56%	0.56%
Ratio of gross expenses to average net assets (e,g)	0.62	% (f)	0.59%	0.59%	0.58%	0.57%	0.58%
Ratio of net investment income to average net assets (b,e)	1.68	% (f)	1.85%	1.96%	1.68%	1.28%	1.45%
Portfolio turnover rate	26	% (h)	57%	73%	62%	73%	85%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Core Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020
Net asset value, beginning of period	$16.19		$13.56	$10.86	$17.10	$13.98		$12.39
Income from investment operations:
Net investment income (a)	0.07		0.13	0.13	0.16	0.13		0.15
Net realized and unrealized gain (loss) (b)	0.91		3.43	2.71	(3.35)	3.84		2.19
Total income (loss) from investment operations	0.98		3.56	2.84	(3.19)	3.97		2.34
Less distributions from:
Net investment income	-		(0.14)	(0.14)	(0.16)	(0.15)		(0.20)
Net realized gains	-		(0.79)	-	(2.89)	(0.70)		(0.55)
Total distributions from net investment income and net realized gains	-		(0.93)	(0.14)	(3.05)	(0.85)		(0.75)
Net asset value, end of period	$17.17		$16.19	$13.56	$10.86	$17.10		$13.98
Total return (c)	6.05%		26.30%	26.36%	(18.89)%	28.67%		19.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$595,897		$604,098	$550,048	$487,420	$674,859		$575,095
Ratio of net expenses to average net assets	0.53	% (d)	0.51%	0.51%	0.50%	0.49%		0.48%
Ratio of gross expenses to average net assets (e)	0.53	% (d)	0.51%	0.52%	0.50%	0.49%		0.50%
Ratio of net investment income to average net assets	0.88	% (d)	0.84%	1.06%	1.12%	0.79%		1.23%
Portfolio turnover rate	49	% (f)	104%	111%	106%	109	% (g)	122%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)  Annualized.

(e)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)  Not annualized.

(g)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic BlackRock Disciplined U.S. Core Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Core Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020
Net asset value, beginning of period	$16.17		$13.55	$10.84	$17.07	$13.96		$12.37
Income from investment operations:
Net investment income (a)	0.05		0.09	0.10	0.12	0.09		0.12
Net realized and unrealized gain (loss) (b)	0.91		3.42	2.72	(3.34)	3.83		2.18
Total income (loss) from investment operations	0.96		3.51	2.82	(3.22)	3.92		2.30
Less distributions from:
Net investment income	-		(0.10)	(0.11)	(0.12)	(0.11)		(0.16)
Net realized gains	-		(0.79)	-	(2.89)	(0.70)		(0.55)
Total distributions from net investment income and net realized gains	-		(0.89)	(0.11)	(3.01)	(0.81)		(0.71)
Net asset value, end of period	$17.13		$16.17	$13.55	$10.84	$17.07		$13.96
Total return (c)	5.94%		25.96%	26.17%	(19.12)%	28.35%		19.42%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$36,504		$36,483	$33,749	$29,662	$42,672		$36,731
Ratio of net expenses to average net assets	0.78	% (d)	0.76%	0.76%	0.75%	0.74%		0.73%
Ratio of gross expenses to average net assets (e)	0.78	% (d)	0.76%	0.77%	0.75%	0.74%		0.75%
Ratio of net investment income to average net assets	0.63	% (d)	0.59%	0.81%	0.87%	0.54%		0.98%
Portfolio turnover rate	49	% (f)	104%	111%	106%	109	% (g)	122%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)  Annualized.

(e)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)  Not annualized.

(g)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic BlackRock Disciplined U.S. Core Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Growth Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Period Ended December 31, 2021 (a)
Net asset value, beginning of period	$20.79		$16.10	$11.48	$20.21	$18.80
Income from investment operations:
Net investment income (b)	0.03		0.05	0.07	0.07	0.03
Net realized and unrealized gain (loss) (c)	1.54		4.94	4.63	(5.96)	1.67
Total income (loss) from investment operations	1.57		4.99	4.70	(5.89)	1.70
Less distributions from:
Net investment income	-		(0.06)	(0.08)	(0.07)	-
Net realized gains	-		(0.24)	-	(2.77)	(0.29)
Total distributions from net investment income and net realized gains	-		(0.30)	(0.08)	(2.84)	(0.29)
Net asset value, end of period	$22.36		$20.79	$16.10	$11.48	$20.21
Total return (d)	7.55%		31.09%	41.07%	(29.76)%	9.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$71,870		$72,869	$67,851	$57,785	$97,770
Ratio of net expenses to average net assets	0.52	% (e)	0.49%	0.50%	0.48%	0.48	% (e)
Ratio of gross expenses to average net assets (f)	0.52	% (e)	0.49%	0.50%	0.49%	0.48	% (e)
Ratio of net investment income to average net assets	0.27	% (e)	0.29%	0.48%	0.46%	0.36	% (e)
Portfolio turnover rate	65	% (g)	146%	130%	120%	130	% (g,h)

Selected data for a Class I share outstanding throughout each period indicated
(a)  Global Atlantic BlackRock Disciplined Growth Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017. Class I commenced operations on August 20, 2021 as a result of a reorganization.
(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.
(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.
(e)  Annualized.
(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(g)  Not annualized.
(h)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Growth Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020
Net asset value, beginning of period	$20.78		$16.10	$11.48	$20.19	$16.10		$12.66
Income from investment operations:
Net investment income (loss) (a)	0.00	(b)	0.01	0.03	0.03	(0.00	) (b)	0.03
Net realized and unrealized gain (loss) (c)	1.54		4.93	4.64	(5.95)	4.38		4.26
Total income (loss) from investment operations	1.54		4.94	4.67	(5.92)	4.38		4.29
Less distributions from:
Net investment income	-		(0.02)	(0.05)	(0.02)	-		(0.06)
Net realized gains	-		(0.24)	-	(2.77)	(0.29)		(0.79)
Total distributions from net investment income and net realized gains	-		(0.26)	(0.05)	(2.79)	(0.29)		(0.85)
Net asset value, end of period	$22.32		$20.78	$16.10	$11.48	$20.19		$16.10
Total return (d)	7.41%		30.73%	40.71%	(29.90)%	27.29%		34.68%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$27,014		$27,056	$23,137	$18,196	$27,579		$20,175
Ratio of net expenses to average net assets	0.77	% (e)	0.74%	0.75%	0.73%	0.77%		0.79%
Ratio of gross expenses to average net assets (f)	0.77	% (e)	0.74%	0.75%	0.74%	0.80%		0.87%
Ratio of net investment income to average net assets	0.02	% (e)	0.04%	0.22%	0.21%	(0.00	)% (b)	0.21%
Portfolio turnover rate	65	% (g)	146%	130%	120%	130	% (h)	133%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Less than $0.005 or 0.005% per share.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Annualized.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)  Not annualized.

(h)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined International Core Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020
Net asset value, beginning of period	$10.42		$10.10	$8.98	$11.55	$10.78		$9.98
Income from investment operations:
Net investment income (a,b)	0.15		0.23	0.17	0.27	0.22		0.14
Net realized and unrealized gain (loss) (c)	1.78		0.37	1.20	(2.11)	0.73		0.85
Total income (loss) from investment operations	1.93		0.60	1.37	(1.84)	0.95		0.99
Less distributions from:
Net investment income	-		(0.28)	(0.25)	(0.32)	(0.18)		(0.19)
Net realized gains	-		-	-	(0.41)	-		-
Total distributions from net investment income and net realized gains	-		(0.28)	(0.25)	(0.73)	(0.18)		(0.19)
Net asset value, end of period	$12.35		$10.42	$10.10	$8.98	$11.55		$10.78
Total return (d)	18.52%		5.80%	15.63%	(15.24)%	8.77%		10.32%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$93,444		$85,201	$92,699	$91,317	$120,258		$106,216
Ratio of net expenses to average net assets (e)	0.79	% (f)	0.79%	0.77%	0.73%	0.72%		0.69%
Ratio of gross expenses to average net assets (e,g)	0.86	% (f)	0.87%	0.81%	0.81%	0.82%		0.84%
Ratio of net investment income to average net assets (b,e)	2.68	% (f)	2.15%	1.72%	2.69%	1.87%		1.55%
Portfolio turnover rate	31	% (h)	52%	50%	59%	117	% (i)	161%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of Net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)  Not annualized.

(i)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic Goldman Sachs Global Equity Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined International Core Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020
Net asset value, beginning of period	$10.41		$10.09	$8.97	$11.53	$10.77		$9.97
Income from investment operations:
Net investment income (a,b)	0.14		0.20	0.14	0.24	0.19		0.12
Net realized and unrealized gain (loss) (c)	1.78		0.37	1.20	(2.09)	0.72		0.85
Total income (loss) from investment operations	1.92		0.57	1.34	(1.85)	0.91		0.97
Less distributions from:
Net investment income	-		(0.25)	(0.22)	(0.30)	(0.15)		(0.17)
Net realized gains	-		-	-	(0.41)	-		-
Total distributions from net investment income and net realized gains	-		(0.25)	(0.22)	(0.71)	(0.15)		(0.17)
Net asset value, end of period	$12.33		$10.41	$10.09	$8.97	$11.53		$10.77
Total return (d)	18.44%		5.54%	15.34%	(15.45)%	8.47%		10.05%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$46,641		$42,484	$44,624	$41,996	$54,227		$42,341
Ratio of net expenses to average net assets (e)	1.04	% (f)	1.04%	1.02%	0.98%	0.97%		0.94%
Ratio of gross expenses to average net assets (e)	1.11	% (f)	1.12%	1.06%	1.06%	1.07%		1.09%
Ratio of net investment income to average net assets (b,e)	2.42	% (f)	1.86%	1.48%	2.45%	1.63%		1.30%
Portfolio turnover rate	31	% (g)	52%	50%	59%	117	% (h)	161%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of Net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Annualized.

(g)  Not annualized.

(h)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic Goldman Sachs Global Equity Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021		For the Year Ended December 31, 2020
Net asset value, beginning of period	$14.25		$11.73	$9.45	$17.68	$16.49		$13.06
Income from investment operations:
Net investment income (loss) (a)	0.00	(b)	0.01	0.03	0.03	(0.02)		0.01
Net realized and unrealized gain (loss) (c)	1.41		2.52	2.27	(4.69)	2.41		4.58
Total income (loss) from investment operations	1.41		2.53	2.30	(4.66)	2.39		4.59
Less distributions from:
Net investment income	-		(0.01)	(0.02)	(0.04)	(0.00	) (b)	(0.04)
Net realized gains	-		-	-	(3.53)	(1.20)		(1.12)
Total distributions from net investment income and net realized gains	-		(0.01)	(0.02)	(3.57)	(1.20)		(1.16)
Net asset value, end of period	$15.66		$14.25	$11.73	$9.45	$17.68		$16.49
Total return (d)	9.89%		21.55%	24.42%	(26.44)%	14.29%		36.52%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$157,355		$155,903	$147,344	$136,926	$212,083		$162,580
Ratio of net expenses to average net assets	0.68	% (e)	0.66%	0.67%	0.65%	0.64%		0.63%
Ratio of gross expenses to average net assets (f)	0.68	% (e)	0.66%	0.66%	0.66%	0.65%		0.67%
Ratio of net investment income (loss) to average net assets	0.00	% (b,e)	0.05%	0.27%	0.23%	(0.11)%		0.09%
Portfolio turnover rate	65	% (g)	130%	122%	110%	179	% (h)	139%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Less than $0.005 or 0.005% per share.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Annualized.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)  Not annualized.

(h)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic BlackRock Disciplined Small Cap Portfolio and Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020
Net asset value, beginning of period	$14.16		$11.68	$9.42		$17.62		$16.48		$13.06
Income from investment operations:
Net investment income (loss) (a)	(0.02)		(0.02)	0.00	(b)	(0.00	) (b)	(0.06)		(0.02)
Net realized and unrealized gain (loss) (c)	1.41		2.50	2.26		(4.67)		2.40		4.56
Total income (loss) from investment operations	1.39		2.48	2.26		(4.67)		2.34		4.54
Less distributions from:
Net investment income	-		-	(0.00	) (b)	-		-		(0.00	) (b)
Net realized gains	-		-	-		(3.53)		(1.20)		(1.12)
Total distributions from net investment income and net realized gains	-		-	0.00	(b)	(3.53)		(1.20)		(1.12)
Net asset value, end of period	$15.55		$14.16	$11.68		$9.42		$17.62		$16.48
Total return (d)	9.82%		21.23%	24.02%		(26.58)%		13.96%		36.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$118,620		$115,271	$108,170		$99,066		$148,539		$59,930
Ratio of net expenses to average net assets	0.94	% (e)	0.91%	0.92%		0.90%		0.89%		0.88%
Ratio of gross expenses to average net assets (f)	0.94	% (e)	0.91%	0.91%		0.91%		0.90%		0.92%
Ratio of net investment income (loss) to average net assets	(0.25	)% (e)	(0.17)%	0.02%		(0.02)%		(0.35)%		(0.12)%
Portfolio turnover rate	65	% (g)	130%	122%		110%		179	% (h)	139%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Less than $0.005 or 0.005% per share.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Annualized.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)  Not annualized.

(h)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic BlackRock Disciplined Small Cap Portfolio and Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Value Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$11.87		$11.00	$9.90	$13.98	$11.19	$11.51
Income from investment operations:
Net investment income (a)	0.09		0.19	0.18	0.20	0.16	0.19
Net realized and unrealized gain (loss) (b)	0.58		1.58	1.16	(1.42)	2.81	0.17
Total income (loss) from investment operations	0.67		1.77	1.34	(1.22)	2.97	0.36
Less distributions from:
Net investment income	-		(0.20)	(0.18)	(0.22)	(0.18)	(0.24)
Net realized gains	-		(0.70)	(0.06)	(2.64)	-	(0.44)
Total distributions from net investment income and net realized gains	-		(0.90)	(0.24)	(2.86)	(0.18)	(0.68)
Net asset value, end of period	$12.54		$11.87	$11.00	$9.90	$13.98	$11.19
Total return (c)	5.64%		15.96%	13.95%	(8.37)%	26.58%	4.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$215,776		$219,959	$219,354	$217,898	$271,801	$244,853
Ratio of net expenses to average net assets	0.60	% (d)	0.57%	0.57%	0.56%	0.55%	0.54%
Ratio of gross expenses to average net assets (e)	0.60	% (d)	0.57%	0.58%	0.57%	0.55%	0.57%
Ratio of net investment income to average net assets	1.57	% (d)	1.55%	1.71%	1.65%	1.27%	1.87%
Portfolio turnover rate	59	% (f)	112%	116%	116%	120%	125%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)  Annualized.

(e)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)  Not annualized.
See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Value Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$11.89		$11.03	$9.92	$14.00	$11.21	$11.52
Income from investment operations:
Net investment income (a)	0.08		0.16	0.15	0.17	0.13	0.17
Net realized and unrealized gain (loss) (b)	0.58		1.57	1.18	(1.42)	2.81	0.18
Total income (loss) from investment operations	0.66		1.73	1.33	(1.25)	2.94	0.35
Less distributions from:
Net investment income	-		(0.17)	(0.16)	(0.19)	(0.15)	(0.22)
Net realized gains	-		(0.70)	(0.06)	(2.64)	-	(0.44)
Total distributions from net investment income and net realized gains	-		(0.87)	(0.22)	(2.83)	(0.15)	(0.66)
Net asset value, end of period	$12.55		$11.89	$11.03	$9.92	$14.00	$11.21
Total return (c)	5.55%		15.54%	13.71%	(8.62)%	26.23%	3.94%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$5,627		$6,506	$6,596	$6,448	$7,978	$7,106
Ratio of net expenses to average net assets	0.85	% (d)	0.82%	0.82%	0.81%	0.80%	0.79%
Ratio of gross expenses to average net assets (e)	0.85	% (d)	0.82%	0.83%	0.82%	0.80%	0.82%
Ratio of net investment income to average net assets	1.31	% (d)	1.30%	1.46%	1.40%	1.02%	1.62%
Portfolio turnover rate	59	% (f)	112%	116%	116%	120%	125%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)  Annualized.

(e)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock High Yield Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$9.09		$9.00	$8.57	$10.06	$10.17	$10.21
Income from investment operations:
Net investment income (a)	0.32		0.67	0.61	0.50	0.46	0.49
Net realized and unrealized gain (loss) (b)	(0.05)		0.10	0.40	(1.48)	(0.06)	0.07
Total income (loss) from investment operations	0.27		0.77	1.01	(0.98)	0.40	0.56
Less distributions from:
Net investment income	-		(0.68)	(0.58)	(0.51)	(0.51)	(0.60)
Net asset value, end of period	$9.36		$9.09	$9.00	$8.57	$10.06	$10.17
Total return (c)	2.97%		8.59%	12.37%	(9.64)%	4.00%	5.79%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$43,857		$46,018	$49,035	$49,354	$64,219	$66,191
Ratio of net expenses to average net assets	0.65	% (d)	0.63%	0.62%	0.61%	0.60%	0.59%
Ratio of gross expenses to average net assets (e)	0.65	% (d)	0.63%	0.63%	0.62%	0.61%	0.62%
Ratio of net investment income to average net assets	7.02	% (d)	7.22%	6.88%	5.41%	4.51%	4.93%
Portfolio turnover rate	41	% (f)	73%	89%	86%	62%	52%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)  Annualized.

(e)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock High Yield Portfolio

Selected data for a Class II share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$9.10		$9.02	$8.58	$10.06	$10.16	$10.19
Income from investment operations:
Net investment income (a)	0.31		0.65	0.59	0.47	0.44	0.46
Net realized and unrealized gain (loss) (b)	(0.06)		0.09	0.40	(1.47)	(0.06)	0.08
Total income (loss) from investment operations	0.25		0.74	0.99	(1.00)	0.38	0.54
Less distributions from:
Net investment income	-		(0.66)	(0.55)	(0.48)	(0.48)	(0.57)
Net asset value, end of period	$9.35		$9.10	$9.02	$8.58	$10.06	$10.16
Total return (c)	2.75%		8.28%	12.11%	(9.84)%	3.74%	5.57%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$807		$831	$530	$590	$793	$799
Ratio of net expenses to average net assets	0.91	% (d)	0.88%	0.87%	0.86%	0.85%	0.84%
Ratio of gross expenses to average net assets (e)	0.91	% (d)	0.88%	0.88%	0.87%	0.86%	0.87%
Ratio of net investment income to average net assets	6.77	% (d)	6.98%	6.63%	5.16%	4.26%	4.68%
Portfolio turnover rate	41	% (f)	73%	89%	86%	62%	52%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)  Annualized.

(e)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)  Not annualized.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020
Net asset value, beginning of period	$8.45		$8.71	$8.47		$10.07		$11.07		$10.60
Income from investment operations:
Net investment income (a)	0.17		0.34	0.32		0.23		0.20		0.24
Net realized and unrealized gain (loss) (b)	0.18		(0.24)	0.15		(1.63)		(0.42)		0.76
Total income (loss) from investment operations	0.35		0.10	0.47		(1.40)		(0.22)		1.00
Less distributions from:
Net investment income	-		(0.36)	(0.23)		(0.19)		(0.28)		(0.27)
Net realized gains	-		-	-		(0.01)		(0.50)		(0.26)
Total distributions from net investment income and net realized gains	-		(0.36)	(0.23)		(0.20)		(0.78)		(0.53)
Net asset value, end of period	$8.80		$8.45	$8.71		$8.47		$10.07		$11.07
Total return (c)	4.14%		1.16%	5.73%		(13.84)%		(1.98)%		9.49%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$56,037		$59,807	$59,835		$61,051		$80,361		$91,542
Ratio of net expenses to average net assets	0.52	% (d)	0.51%	0.47%		0.45%		0.43%		0.43%
Ratio of gross expenses to average net assets	0.52	% (d)	0.51%	0.48	% (e)	0.47	% (e)	0.45	% (e)	0.47	% (e)
Ratio of net investment income to average net assets	3.91	% (d)	3.93%	3.72%		2.55%		1.83%		2.18%
Portfolio turnover rate (f)	34%		66%	70%		77%		85%		151%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(d)  Annualized.

(e)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)  The portfolio turnover rate excludes mortgage dollar roll transactions for the six months ended June 30, 2025 and years ended December 31, 2024, December 31, 2023, December 31, 2022, December 31, 2021 and December 31, 2020. If these were included in the calculation, the portfolio turnover would be 55%, 188%, 369%, 549%, 474% and 701%, respectively. See Note 3 in the accompanying notes to financial statements.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited)

June 30, 2025

1.  ORGANIZATION

As of June 30, 2025, the Global Atlantic Portfolios were comprised of sixteen different actively managed portfolios, eight of which are discussed in this report (each, a "Portfolio" and collectively, the "Portfolios"). Each Portfolio is a series of shares of beneficial interest of Forethought Variable Insurance Trust (the "Trust"), a statutory trust organized under the laws of the State of Delaware, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

	Commencement Date*	Investment Objective
Global Atlantic BlackRock Allocation Portfolio	November 6, 2017	Total return.
Global Atlantic BlackRock Disciplined Core Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined Growth Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined International Core Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined Value Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock High Yield Portfolio	November 6, 2017	Total return.
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	November 6, 2017	Total return consisting of capital appreciation and income.

*  The Portfolios' inception date is November 1, 2017. The Portfolios commenced operations on November 6, 2017.

Each Portfolio is diversified. The Global Atlantic BlackRock Allocation Portfolio operates as a "fund of funds." A "fund of funds" typically invests in multiple underlying funds and its level of interest in any particular underlying fund may fluctuate. The Portfolios are intended to be funding vehicles for variable annuity and variable life insurance contracts offered by separate accounts of insurance companies. The assets of each Portfolio are segregated and a shareholder's interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses.

As of June 30, 2025, each Portfolio offered Class I and Class II shares at net asset value, except the Global Atlantic Goldman Sachs Core Fixed Income Portfolio (which only offered Class I shares). All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Portfolio's income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based on the relative net assets of each class.

References herein to a Portfolio's investment in a particular instrument include direct and indirect investments through investment companies such as open-end funds (mutual funds, exchange traded funds and variable insurance trusts) and closed-end funds, as applicable.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles ("US GAAP"). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2025

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service which take into account appropriate factors such as trading activity, readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristic, call features, credit ratings and other data. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost to the extent it is determined that amortized cost approximates fair value. Forward currency contracts are valued at the forward currency contract rates, determined at 11:00 am Eastern Time or the nearest time prior to the close of the New York Stock Exchange. Exchange listed swaps are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Other swaps are valued by a pricing service provider covering the specific type of swap.

Valuation of Investment Companies – The Portfolios may invest in one or more portfolios of open-end investment companies (the "Underlying Fund" or "Underlying Funds"). Each Underlying Fund is valued at its respective net asset value as reported by such investment company (except exchange-traded funds ("ETFs")). ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Each Underlying Fund values securities in its portfolio for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods approved by each Underlying Fund's board of trustees.

Illiquid Investments – Pursuant to Rule 22e-4 under the 1940 Act ("Rule 22e-4"), a Portfolio may not acquire any "illiquid investment" if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. An "illiquid investment" is any investment that a Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees ("Board") has approved the designation of Global Atlantic Investment Advisors, LLC (the "Adviser"), investment adviser to the Portfolios, to administer the Trust's liquidity risk management program and related procedures. Illiquid investments include securities subject to contractual or legal restrictions on resale (e.g., they have not been registered under the Securities Act of 1933) and securities that are otherwise not readily marketable (e.g., trading in the security is suspended or market makers do not exist or will not entertain bids or offers). These investments will be valued at their fair value, as outlined below.

Valuation Designee and Valuation Process – Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Portfolios' Valuation Designee (the "Designee"). The Designee is responsible for establishing fair value when the price of a security is not readily available or deemed unreliable. Such investments will be valued at their fair market value as determined using the valuation procedures established by the Designee and approved by the Board. The Adviser carries out its designated activities through the Adviser's Fair Value Committee.

In accordance with the valuation procedures, fair value determinations are required for, among others, the following securities: (i) securities for which market quotations are not readily available on a particular business day (including, without limitation, securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the opinion of the Adviser or relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument (factors which may cause the Adviser or Sub-Adviser to make such a judgment include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading); (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a "significant event") subsequent to the determination of the closing price reported on the principal exchange on which the securities are traded, but prior to the relevant Portfolio's calculation of its net asset value ("NAV"); and (v) mutual funds that do not provide timely NAV information. Restricted or illiquid securities, such as private placements or non-traded securities, are valued via inputs from the Adviser's or Sub-Adviser's valuation based on the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser or Sub-Adviser is unable to obtain a current bid from such independent dealers or other

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2025

independent parties, the Designee shall determine the fair value of restricted or illiquid securities using certain factors, such as, but not limited to: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights, as well as any estimation of the cost of registration or otherwise qualifying the security for public sale, including commissions; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; (xi) the market value of any securities into which the security is convertible or exchangeable; (xii) the security's embedded option values; and (xiii) information about the financial condition of the issuer and its prospects.

Each Portfolio utilizes various methods to measure the fair value of all its investments on a recurring basis. US GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2025 for each Portfolio's investments measured at fair value:

Global Atlantic BlackRock Allocation Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$53,257,904	$-	$-	$53,257,904
Short-Term Investments	488,220	-	-	488,220
Total	$53,746,124	$-	$-	$53,746,124

Global Atlantic BlackRock Disciplined Core Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$622,528,479	$-	$-	$622,528,479
Short-Term Investments	9,226,383	-	-	9,226,383
Futures Contracts*	352,967	-	-	352,967
Total	$632,107,829	$-	$-	$632,107,829

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2025

Global Atlantic BlackRock Disciplined Growth Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$97,119,014	$-	$-	$97,119,014
Short-Term Investments	1,801,517	-	-	1,801,517
Futures Contracts*	81,927	-	-	81,927
Total	$99,002,458	$-	$-	$99,002,458

Global Atlantic BlackRock Disciplined International Core Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$119,636,274	$-	$-	$119,636,274
Exchange-Traded Funds	8,268,444	-	-	8,268,444
Preferred Stocks	1,046,526	-	-	1,046,526
Warrants	-	-	-	0
Short-Term Investments	9,358,145	-	-	9,358,145
Futures Contracts*	202,742	-	-	202,742
Total	$138,512,131	$-	$-	$138,512,131

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$272,149,598	$-	$-	$272,149,598
Rights	-	1,974	-	1,974
Short-Term Investments	859,324	-	-	859,324
Futures Contracts*	35,648	-	-	35,648
Total	$273,044,570	$1,974	$-	$273,046,544

Global Atlantic BlackRock Disciplined Value Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$218,054,842	$-	$-	$218,054,842
Short-Term Investments	2,807,105	-	-	2,807,105
Futures Contracts*	111,150	-	-	111,150
Total	$220,973,097	$-	$-	$220,973,097

Global Atlantic BlackRock High Yield Portfolio

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$-	$43,187,636	$-	$43,187,636
Short-Term Investments	1,044,752	-	-	1,044,752
Futures Contracts*	24,543	-	-	24,543
Total	$1,069,295	$43,187,636	$-	$44,256,931

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2025

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$-	$19,407,356	$-	$19,407,356
Agency Mortgage Backed Securities	-	16,720,333	-	16,720,333
Asset Backed and Commercial Backed Securities	-	11,409,819	-	11,409,819
U.S. Treasury Securities and Agency Bonds	-	8,628,557	-	8,628,557
Sovereign Debts		637,755	-	637,755
Municipal Bonds	-	571,650	-	571,650
Short-Term Investments	416,119	423,256	-	839,375
Futures Contracts*	193,265	-	-	193,265
Swap Contracts*	-	105,870	-	105,870
Swaptions*	-	2,160	-	2,160
Total	$609,384	$57,906,756	$-	$58,516,140
Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short	$-	$956,875	$-	$956,875
Swap Contracts*	-	81,611	-	81,611
Futures Contracts*	15,584	-	-	15,584
Forward Foreign Exchange Contracts*	-	1,301	-	1,301
Swaptions*	-	401	-	401
Total	$15,584	$1,040,188	$-	$1,055,772

*  Net unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

The Portfolios did not hold any Level 3 securities during the six-month period ended June 30, 2025.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount calculated using constant yield to maturity or effective yield. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex- date and are determined in accordance with Federal income tax regulations, which may differ from US GAAP. These "book/tax" differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Portfolios may maintain deposits with a financial institution which could be an amount that is in excess of federally insured limits. The Portfolios have not experienced any losses on their accounts.

Federal Income Tax – It is each Portfolio's policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio's tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in each Portfolio's 2022 and 2023 tax returns, or is expected to be taken in each Portfolio's 2024 tax return. Each Portfolio identified

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2025

its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Portfolios make significant investments; however, the Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency Translation – The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the Adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and change in unrealized gain or loss on foreign currency translations.

Forward Foreign Currency Contracts – As foreign securities are purchased, a Portfolio may enter into forward currency contracts in order to hedge against foreign currency exchange rate risks. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Portfolio as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the Statements of Operations.

For the six-month period ended June 30, 2025, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on forward foreign currency contracts subject to currency risk, as disclosed in the Statements of Operations, is as follows:

	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	$(39,150)	$(3,273)

Options Transactions – Certain Portfolios are subject to equity price risk, interest rate risk and foreign currency risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk. A Portfolio may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or securities indices, including ETFs, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option, in return for a premium, the right, but not the obligation, to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option for American options or only at expiration for European options, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right, but not the obligation, to sell the security at the stated exercise price at any time prior to the expiration date of the option for American options or only at expiration for European options, regardless of the market price of the security.

Securities index options are put options and call options on various securities indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the securities index and the exercise price of the option expressed in dollars times a specified multiple. A securities index fluctuates with changes in the market value of the securities included in the index.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2025

The Portfolios may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, but not the obligation, to buy in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may sell futures contracts to hedge against market risk, foreign currency exchange rate risks and to reduce return volatility. Futures are standardized, exchange-traded contracts that provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a securities index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold, and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Portfolios may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolios' volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio's basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers when applicable. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

For the six-month period ended June 30, 2025, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on futures contracts by risk type, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic BlackRock Disciplined Core Portfolio	Equity	$(336,219)	$669,842
Global Atlantic BlackRock Disciplined Growth Portfolio	Equity	(42,617)	129,579
Global Atlantic BlackRock Disciplined International Core Portfolio	Equity	(59,074)	622,552
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	Equity	(55,000)	143,825
Global Atlantic BlackRock Disciplined Value Portfolio	Equity	(92,063)	230,250
Global Atlantic BlackRock High Yield Portfolio	Interest Rate	(12,769)	59,502
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Interest Rate	(222,507)	415,923

Swap Agreements – Certain Portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their investment objectives. These Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. In a standard over-the-counter ("OTC") swap, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the "notional amount" (i.e., the return or increase in value of a particular dollar amount invested in a "basket" of securities, representing a particular index or industry sectors) of predetermined investments or instruments.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2025

Certain Portfolios may enter into credit default swaps ("CDS"). CDS are two-party contracts that transfer credit exposure between the parties. One party (the "buyer") receives credit protection and the other party (the "seller") takes on credit risk. The buyer typically makes predetermined periodic payments to the seller in exchange for the seller's commitment to purchase the underlying reference obligation if a defined credit event occurs, such as a default, bankruptcy or failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. If the defined credit event occurs, the seller must pay the agreed-upon value of a reference obligation to the counterparty or perform pursuant to the agreement. The buyer must then surrender the reference obligation to the seller. As a seller of credit protection in a CDS, a Portfolio would be liable for the notional amount of the swap.

The swaps in which a Portfolio may invest may be centrally cleared or bi-laterally traded. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of a swap agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A Portfolio amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. Realized gains and losses from the decrease in notional value of the swap are recognized on the trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. Swap agreements involve, to varying degrees, lack of liquidity and elements of credit, market and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. Each Portfolio's maximum risk of loss from the counterparty credit risk is the discounted net value of the cash flow to be received from the counterparty over the contract's remaining life, to the extent that amount is positive.

Swaps may involve greater risks than direct investments in securities because swaps may be leveraged and, when traded in the OTC markets, are subject to counterparty risk, credit risk and pricing risk, each of which individually and collectively, may have a considerable impact on the performance of a Portfolio. CDS in particular may involve greater risks than investing in a referenced instrument directly. Swaps, especially those that are not exchange-traded, may also be considered illiquid. It may not be possible for a Portfolio to liquidate a swap position at an advantageous time or price, which may result in significant losses. Although central clearing and exchange-trading of swaps may decrease counterparty risk and increase market liquidity, exchange-trading and clearing do not make the contracts risk free, but rather, the primary credit risk on such contracts is the creditworthiness of the clearing broker or the clearinghouse.

The Portfolios use cash and certain securities as collateral to swap agreements as indicated on the Portfolio of Investments and Statements of Assets and Liabilities. Such collateral is held for the benefit of the counterparty in a segregated account to prevent non-payment by the Portfolios. If the counterparty defaults, a Portfolio may seek return of this collateral and incur certain costs exercising their rights to the collateral.

For the six-month period ended June 30, 2025, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on swap agreements by risk type, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Interest Rate	$(73,318)	$28,928
	Credit	7,565	(381)

Swaption Transactions – Certain Portfolios may enter into swaption transactions. A swaption, also known as a swap option, refers to an option to enter into an interest rate swap or other type of swap. In exchange for an options premium, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date.

For the six-month period ended June 30, 2025, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on swaptions, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Interest Rate	$(124)	$1,759

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2025

Offsetting of Financial Assets/Liabilities and Derivative Assets/Liabilities – The following tables present certain of the Portfolios' asset/liability derivatives available for offset under a master netting arrangement net of collateral pledged as of June 30, 2025.

Global Atlantic BlackRock Disciplined Core Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$352,967	$-	$352,967	$-	$352,967	$-	$-	$-	$-	$-
Total	$352,967	$-	$352,967	$-	$352,967	$-	$-	$-	$-	$-

Global Atlantic BlackRock Disciplined Growth Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$81,927	$-	$81,927	$-	$81,927	$-	$-	$-	$-	$-
Total	$81,927	$-	$81,927	$-	$81,927	$-	$-	$-	$-	$-

Global Atlantic BlackRock Disciplined International Core Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$202,742	$-	$202,742	$-	$202,742	$-	$-	$-	$-	$-
Total	$202,742	$-	$202,742	$-	$202,742	$-	$-	$-	$-	$-

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$35,648	$-	$35,648	$-	$35,648	$-	$-	$-	$-	$-
Total	$35,648	$-	$35,648	$-	$35,648	$-	$-	$-	$-	$-

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2025

Global Atlantic BlackRock Disciplined Value Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$111,150	$-	$111,150	$-	$111,150	$-	$-	$-	$-	$-
Total	$111,150	$-	$111,150	$-	$111,150	$-	$-	$-	$-	$-

Global Atlantic BlackRock High Yield Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$24,543	$-	$24,543	$-	$24,543	$-	$-	$-	$-	$-
Total	$24,543	$-	$24,543	$-	$24,543	$-	$-	$-	$-	$-

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Bank of America	$2,160	$(401)	$1,759			$1,759	$401	$(401)
Morgan Stanley	258,773	(98,496)	160,277	-	160,277	98,496	(98,496)	-	-	-
Total	$260,933	$(98,897)	$162,036	$-	$162,036	$98,897	$(98,897)	$-	$-	$-

(1)  Gross unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

(2)  The amount is limited to the net derivative balance and, accordingly, may not include collateral or excess collateral received or pledged.

Impact of Derivatives on the Statements of Assets and Liabilities – The following table presents a summary of the location of derivative investments categorized by primary risk exposure on the Portfolios' Statements of Assets and Liabilities as of June 30, 2025:

Global Atlantic BlackRock Disciplined Core Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$352,967	$-	$-	$-	$352,967
Total	$352,967	$-	$-	$-	$352,967

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2025

Global Atlantic BlackRock Disciplined Growth Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$81,927	$-	$-	$-	$81,927
Total	$81,927	$-	$-	$-	$81,927

Global Atlantic BlackRock Disciplined International Core Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$202,742	$-	$-	$-	$202,742
Total	$202,742	$-	$-	$-	$202,742

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$35,648	$-	$-	$-	$35,648
Total	$35,648	$-	$-	$-	$35,648

Global Atlantic BlackRock Disciplined Value Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$111,150	$-	$-	$-	$111,150
Total	$111,150	$-	$-	$-	$111,150

Global Atlantic BlackRock High Yield Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$-	$24,543	$-	$-	$24,543
Total	$-	$24,543	$-	$-	$24,543

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2025

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$-	$193,265	$-	$-	$193,265
Unrealized appreciation on Swap Contracts	-	95,723	10,146	-	105,869
Unrealized appreciation on Swaptions	-	2,160	-	-	2,160
Liabilities
Unrealized depreciation on Futures Contracts	-	(15,584)	-	-	(15,584)
Unrealized depreciation on Swap Contracts	-	(81,611)	-	-	(81,611)
Unrealized depreciation on Swaptions	-	(401)	-	-	-
Unrealized depreciation on Forward Foreign Exchange Contracts	-	-	-	(1,301)	(1,301)
Total	$-	$193,552	$10,146	$(1,301)	$202,397

The notional value of the derivative instruments outstanding as of June 30, 2025, as disclosed in the Portfolios of Investments, and the amounts of realized and unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Portfolios.

For the six-month period ended June 30, 2025, the relevant values for each derivative type were as follows:

	Average Number of Contracts or Notional Amounts*
Fund	Long Futures Contracts	Long Futures Notional Value	Short Futures Contracts	Short Futures Notional Value	Forward Contracts Notional Value**	Swap Agreements Notional Value**	Swaptions Notional Value**
Global Atlantic BlackRock Allocation Portfolio	-	$-	-	$-	$-	$-	$-
Global Atlantic BlackRock Disciplined Core Portfolio	34	9,948,442	-	-	-	-	-
Global Atlantic BlackRock Disciplined Growth Portfolio	4	1,750,321	-	-	-	-	-
Global Atlantic BlackRock Disciplined International Core Portfolio	93	10,064,208	-	-	-	-	-
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	12	3,514,354	-	-	-	-	-
Global Atlantic BlackRock Disciplined Value Portfolio	12	3,540,075	-	-	-	-	-
Global Atlantic BlackRock High Yield Portfolio	18	2,083,698	-	-	-	-	-
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	125	16,082,211	8	1,088,805	644,804	67,548,777	620,248

*  Amounts disclosed represent average month-end number of contracts or notional amounts held for the six-month period ended June 30, 2025, which is indicative volume for these derivative types.

**  Based on absolute values. USD – U.S. Dollar equivalent of foreign currency amounts. See schedule of investments for more details.

Short Sales – A Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities; (ii) to increase the flexibility of the Portfolio; (iii) for investment return; (iv) as part of a risk arbitrage strategy; and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. A short sale is a transaction in which a Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Portfolio is required to make a margin deposit in connection

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2025

with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time a Portfolio covers its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Portfolio sells securities short, it will provide collateral to the broker-dealer. A Portfolio does not intend to enter into short sales (other than short sales "against the box") if immediately after such sales the aggregate value of all collateral exceeds 10% of the value of the Portfolio's net assets. This percentage may be varied by action of the Board. A short sale is "against the box" to the extent the Portfolio contemporaneously owns or has the right to obtain at no added cost, securities identical to those sold short.

As of June 30, 2025, the Portfolios did not hold any short sales of securities.

When-Issued, Delayed-Delivery and Forward Commitment Transactions – The Portfolios may engage in when- issued or delayed-delivery transactions. The Portfolios record when-issued securities on the trade date. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.

Real Estate Investment Trusts – Certain Portfolios may invest in real estate investment trusts ("REITs"). REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so a Portfolio that invests in REITs will bear its proportionate share of the costs of the REITs' operations. Along with the risks common to different types of real estate-related securities, such as loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value and possible environmental liabilities, REITs involve additional risk factors. These include poor performance by the REIT's manager, changes to tax laws, and failure by the REIT to qualify for tax free distribution of income or exemption under the 1940 Act. In addition, REITs are not diversified and are heavily dependent on cash flow.

Distributions from a Portfolio's investments in REITs may be characterized as ordinary income, a net capital gain or a return of capital. The Portfolios record distributions that represent a net capital gain as a realized gain and distributions that represent a return of capital as a reduction of the cost of investment. REITs report information on the source of their distributions annually in the following calendar year. As a result, a Portfolio may estimate the source of REIT distributions for accounting purposes and make adjustments when the actual source information is reported by the REIT. These estimates are based on the most recent REIT distribution information available.

Mortgage Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by a Portfolio of mortgage related securities that it holds with an agreement by the Portfolio to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Portfolios account for mortgage dollar rolls as purchases and sales transactions.

Expenses – Expenses of the Trust that are directly identifiable to a specific Portfolio are charged to that Portfolio. Expenses, which are not readily identifiable to a specific Portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios in the Trust.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2025

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and provide general indemnities. Each Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

3.  INVESTMENT TRANSACTIONS

For the six-month period ended June 30, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short- term investments, were as follows:

	Purchases (Excluding U.S. Government Securities)	Purchases U.S. Government Securities	Sales (Excluding U.S. Government Securities)	Sales U.S. Government Securities
Global Atlantic BlackRock Allocation Portfolio	$14,039,456	$-	$18,526,145	$-
Global Atlantic BlackRock Disciplined Core Portfolio	298,563,455	-	339,445,781	-
Global Atlantic BlackRock Disciplined Growth Portfolio	60,308,999	-	67,775,538	-
Global Atlantic BlackRock Disciplined International Core Portfolio	37,886,113	-	45,946,279	-
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	170,089,439	-	190,532,393	-
Global Atlantic BlackRock Disciplined Value Portfolio	130,753,862	-	145,898,908	-
Global Atlantic BlackRock High Yield Portfolio	18,066,589	-	20,667,506	-
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	7,685,795	23,388,489	13,484,272	19,947,065

During the six-month period ended June 30, 2025, the Global Atlantic Goldman Sachs Core Fixed Income Portfolio purchased a security from an underwriting syndicate whose members include affiliated persons of the purchasing Fund. This transaction complied with Rule 10f-3 under the 1940 Act. This transaction was as follows:

Acquisition Date	Description	Coupon Rate	Maturity Date	Shares	Acquisition Price	Acquisition Cost
1/6/2025	Canadian Imperial Bank	5.25%	1/13/2031	100,000	$100.00	$100,000

4.  AGREEMENTS AND TRANSACTIONS WITH RELATED PARTIES

The Adviser serves as the Portfolios' investment adviser. The Adviser has engaged the following sub-advisers for the Portfolios:

Portfolio	Sub-Adviser
Global Atlantic BlackRock Allocation Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Core Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Growth Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined International Core Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Value Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock High Yield Portfolio	BlackRock Investment Management, LLC
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Goldman Sachs Asset Management, L.P.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2025

The Bank of New York Mellon serves as the Administrator, Fund Accountant and Custodian for the Portfolios and BNY Mellon Investment Servicing (US) Inc. (together with The Bank of New York Mellon, "BNYM") serves as the Transfer Agent for the Portfolios.

Pursuant to an investment advisory agreement between the Trust, on behalf of the Portfolios and the Adviser, the Adviser, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Portfolios pay the Adviser an advisory fee, computed on average daily net assets and accrued daily and paid monthly.

The following chart details the annual advisory fee for each Portfolio for the six-month period ended June 30, 2025.

Portfolio	Advisory Fee*
Global Atlantic BlackRock Allocation Portfolio	0.22% on first $1 billion
0.21% on next $1 billion
0.20% over $2 billion
Global Atlantic BlackRock Disciplined Core Portfolio	0.39% on first $1 billion
0.37% on next $1 billion
0.35% over $2 billion
Global Atlantic BlackRock Disciplined Growth Portfolio	0.37% on first $250 million
0.35% on next $250 million
0.34% on next $500 million
0.32% over $1 billion
Global Atlantic BlackRock Disciplined International Core Portfolio	0.60% on first $500 million
0.58% on next $500 million
0.55% over $1 billion
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	0.54% on first $250 million
0.53% on next $250 million
0.51% on next $500 million
0.48% over $1 billion
Global Atlantic BlackRock Disciplined Value Portfolio	0.45% on first $1 billion
0.43% on next $1 billion
0.41% over $2 billion
Global Atlantic BlackRock High Yield Portfolio	0.50% on first $1 billion
0.48% on next $1 billion
0.46% over $2 billion
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	0.34% on first $250 million
0.32% on next $250 million
0.26% over $500 million

*  Calculated daily based on the average daily net assets.

During the six-month period ended June 30, 2025, with respect to the Global Atlantic BlackRock Disciplined International Core Portfolio, the Adviser contractually agreed to waive its fees and to reimburse expenses, at least until the expiration dates listed below, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed the average daily net asset percentages attributable to the Portfolio's shares listed below ("Waiver Agreement"). The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment, after giving effect to the recoupment amount, can be achieved within the lesser of the expense limits listed below and any expense limits applicable at the time of recoupment. This agreement may be terminated only by the Board, on 60 days' written notice to the Adviser.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2025

	Operating Expense Limitations
Portfolio	Class I	Class II	Expiration Date
Global Atlantic BlackRock Disciplined International Core Portfolio	0.79%	1.04%	May 1, 2026

For the six-month period ended June 30, 2025, the Adviser waived, reimbursed, or recaptured fees as follows:

	Investment Advisory Fee Waiver	Investment Advisory Fee Reimbursed	Total
Global Atlantic BlackRock Disciplined International Core Portfolio	$-	$45,976	$45,976

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Portfolio's operating expenses are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the Portfolio for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Portfolio's expenses to exceed the amount of the expense limitation. If Portfolio operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended.

The Adviser may recapture the following amounts by the following dates:

	December 31, 2025	December 31, 2026	December 31, 2027	December 31, 2028
Global Atlantic BlackRock Disciplined International Core Portfolio	$96,476	$55,889	$110,702	$45,976

On May 23, 2017, the U.S. Securities and Exchange Commission ("SEC") granted an order allowing Commonwealth Annuity and Life Insurance Company ("Commonwealth") to substitute certain variable investment options in which subaccounts of its Separate Accounts invest with the Portfolios included in this report.

As a condition of this order, the SEC required that Commonwealth or an affiliate thereof (other than the Trust) pay all expenses and transaction costs of the substitutions, including legal and accounting expenses, any applicable brokerage expenses and other fees and expenses such that no fees or charges were assessed to the affected contract owners to effect the substitutions. There were no substitution-related expenses for the six-month period ended June 30, 2025.

The Trust, on behalf of the Portfolios, has adopted a distribution and shareholder servicing plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for Class II shares. The fee charged under the Plan is calculated at an annual rate of 0.25% of the average daily net assets attributable to each Portfolio's Class II shares and, for the six-month period ended June 30, 2025, was paid to Global Atlantic Distributors, LLC ("GAD") to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Portfolios' shareholder accounts, not otherwise required to be provided by the Adviser. GAD is an affiliate of the Adviser.

For the six-month period ended June 30, 2025, the Portfolios expensed the following distribution fees:

Fees Paid
Global Atlantic BlackRock Allocation Portfolio	$14,472
Global Atlantic BlackRock Disciplined Core Portfolio	43,406
Global Atlantic BlackRock Disciplined Growth Portfolio	31,717
Global Atlantic BlackRock Disciplined International Core Portfolio	54,993
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	139,112
Global Atlantic BlackRock Disciplined Value Portfolio	7,453
Global Atlantic BlackRock High Yield Portfolio	1,020
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	-

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2025

For the six-month period ended June 30, 2025, the Trustees received fees in the amounts as follows:

Fees Received
Global Atlantic BlackRock Allocation Portfolio	$4,219
Global Atlantic BlackRock Disciplined Core Portfolio	47,656
Global Atlantic BlackRock Disciplined Growth Portfolio	7,280
Global Atlantic BlackRock Disciplined International Core Portfolio	10,325
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	19,936
Global Atlantic BlackRock Disciplined Value Portfolio	17,452
Global Atlantic BlackRock High Yield Portfolio	3,600
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	4,541

Foreside Fund Officer Services, LLC ("Foreside", d/b/a ACA Group) provides compliance and financial control services for the Portfolios pursuant to a written agreement with the Trust, on behalf of the Portfolios, including providing the Principal Financial Officer / Principal Accounting Officer to the Portfolios. The Portfolios pay Foreside an annual basis-point fee based on the Portfolio's daily net assets, subject to a fee minimum, and reimburses for certain expenses incurred on behalf of the Portfolios. Total fees paid to Foreside pursuant to these agreements are reflected as "Regulatory and Compliance" fees on the Statement of Operations.

5.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates a presumption of the control of the Portfolio, under section 2(a)(9) of the 1940 Act. As of June 30, 2025, Commonwealth owned 100% of the voting securities of each Portfolio. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Shareholder Concentration Risk – Commonwealth, certain accounts or the Adviser's affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Portfolio's shares. Redemptions by these entities of their holdings in a Portfolio may impact the Portfolio's liquidity and NAV. These redemptions may also force a Portfolio to sell securities.

6.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

As of December 31, 2024, the aggregate cost of investments for federal income tax purposes, the gross unrealized appreciation and depreciation and the aggregated net unrealized appreciation (depreciation) on investments were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Atlantic BlackRock Allocation Portfolio	$48,334,632	$8,435,357	$(1,567,469)	$6,867,888
Global Atlantic BlackRock Disciplined Core Portfolio	418,611,175	235,328,379	(14,186,862)	221,141,516
Global Atlantic BlackRock Disciplined Growth Portfolio	63,939,284	38,570,448	(2,862,172)	35,708,276
Global Atlantic BlackRock Disciplined International Core Portfolio	113,230,465	24,968,601	(12,347,003)	12,621,598
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	220,717,379	61,452,698	(10,911,114)	50,541,584
Global Atlantic BlackRock Disciplined Value Portfolio	202,030,901	32,270,777	(8,120,994)	24,149,783
Global Atlantic BlackRock High Yield Portfolio	44,945,788	1,366,026	(266,718)	1,099,308
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	63,902,104	275,634	(2,919,073)	(2,643,439)

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2025

7.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended December 31, 2024 and 2023 were as follows:

For fiscal year ended 12/31/2024	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Global Atlantic BlackRock Allocation Portfolio	$1,231,896	$1,460,570	$-	$2,692,466
Global Atlantic BlackRock Disciplined Core Portfolio	17,463,483	17,993,984	-	35,457,467
Global Atlantic BlackRock Disciplined Growth Portfolio	256,699	1,184,011	-	1,440,710
Global Atlantic BlackRock Disciplined International Core Portfolio	3,236,098	-	-	3,236,098
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	82,615	217	-	82,832
Global Atlantic BlackRock Disciplined Value Portfolio	11,010,176	5,365,869	-	16,376,045
Global Atlantic BlackRock High Yield Portfolio	3,364,709	-	-	3,364,709
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	2,385,974	-	-	2,385,974
For fiscal year ended 12/31/2023	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Global Atlantic BlackRock Allocation Portfolio	$1,213,810	$1,248,208	$-	$2,462,018
Global Atlantic BlackRock Disciplined Core Portfolio	6,044,719	-	-	6,044,719
Global Atlantic BlackRock Disciplined Growth Portfolio	412,997	-	-	412,997
Global Atlantic BlackRock Disciplined International Core Portfolio	3,249,596	-	-	3,249,596
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	308,903	-	-	308,903
Global Atlantic BlackRock Disciplined Value Portfolio	3,747,514	1,218,420	-	4,965,934
Global Atlantic BlackRock High Yield Portfolio	3,002,140	-	-	3,002,140
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	1,538,205	-	-	1,538,205

As of December 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carryforward	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Defecits)
Global Atlantic BlackRock Allocation Portfolio	$2,806,205	$2,902,234	$-	$-	$6,867,888	$12,576,328
Global Atlantic BlackRock Disciplined Core Portfolio	40,292,461	42,331,314	-	-	221,139,617	303,763,392
Global Atlantic BlackRock Disciplined Growth Portfolio	8,126,282	15,204,319	-	-	35,708,276	59,038,877
Global Atlantic BlackRock Disciplined International Core Portfolio	660,875	-	-	(4,136,825)	12,583,911	9,107,961
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	-	10,143,080	-	-	50,541,584	60,684,664
Global Atlantic BlackRock Disciplined Value Portfolio	19,143,916	14,624,765	-	-	24,149,783	57,918,464
Global Atlantic BlackRock High Yield Portfolio	3,503,698	-	-	(9,472,899)	1,099,308	(4,869,893)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	2,428,483	-	-	(8,739,847)	(2,662,594)	(8,973,958)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, the mark-to-market on passive foreign investment companies, open 1256 options and futures contracts, forward foreign currency contracts and swaps. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) and unrealized derivative gains (losses) of $(1,900), $(37,687), and $(19,155) for Global Atlantic BlackRock Disciplined Core Portfolio, Global Atlantic BlackRock Disciplined International Core Portfolio and Global Atlantic Goldman Sachs Core Fixed Income Portfolio respectively.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2025

At December 31, 2024, the Portfolios had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total
Global Atlantic BlackRock Allocation Portfolio	$-	$-	$-
Global Atlantic BlackRock Disciplined Core Portfolio	-	-	-
Global Atlantic BlackRock Disciplined Growth Portfolio	-	-	-
Global Atlantic BlackRock Disciplined International Core Portfolio	3,854,727	282,098	4,136,825
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	-	-	-
Global Atlantic BlackRock Disciplined Value Portfolio	-	-	-
Global Atlantic BlackRock High Yield Portfolio	4,543,439	4,929,460	9,472,899
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	4,716,003	4,023,844	8,739,847

During the year ended December 31, 2024, the following Portfolios utilized capital loss carryforwards:

Utilized
Global Atlantic BlackRock Disciplined International Core Portfolio	$4,962,883
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	29,347,726
Global Atlantic BlackRock High Yield Portfolio	416,533

Permanent book and tax differences, primarily attributable to the reclassification of Portfolio distributions, resulted in reclassifications for the Portfolios for the fiscal year ended December 31, 2024 as follows:

	Paid In Capital	Accumulated Earnings/(Losses)
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	$(113,030)	$113,030

8.  NEW ACCOUNTING PRONOUNCEMENTS

During the 2024 fiscal year, the Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolios' financial position or their results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The Adviser acts as the Portfolios' chief operating decision maker ("CODM") assessing performance and making decisions about resource allocation. The CODM has determined that each Portfolio has a single operating segment based on the fact that the CODM monitors the operating results of each Portfolio as a whole and the Portfolios' long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Portfolios' portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in each Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.

9.  OTHER RISKS

The Portfolios' risks include, but are not limited to, the following:

Credit Risk – There is a risk that security issuers will not make interest and/or principal payments on their securities. In addition, the credit quality of securities may be lowered if an issuer's financial condition changes. Lower credit quality will lead to greater volatility in the price of a security and in shares of a Portfolio. Lower credit quality also will affect liquidity and make it difficult to sell the security. This means that, compared to issuers of higher rated securities, issuers of lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. Default, or the perception (whether by market participants, rating agencies, pricing services or otherwise) that an issuer is likely to default, tends to reduce the value and liquidity of fixed income securities, thereby reducing the value of your investment in Portfolio shares. In addition, default may cause a Portfolio to directly or indirectly incur expenses in seeking recovery of principal or interest.

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2025

A Portfolio could lose money on a debt security if an issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer's financial strength, the market's perception of the issuer's financial strength or in a security's credit rating, which reflects a third party's assessment of the credit risk presented by a particular issuer, may affect debt securities' value. A Portfolio may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the Sub-Adviser or the rating agencies than such securities actually do. These risks are heightened in market environments where interest rates are rising.

Derivatives Risk – The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives may increase costs, reduce a Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Many types of derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of a Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose a Portfolio to losses and could make derivatives more difficult to value accurately. Derivatives typically give rise to a form of leverage and may expose a Portfolio to greater risk and increase its costs. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") and related regulatory developments require the clearing and exchange-trading of many standardized OTC derivative instruments deemed to be "swaps." The Commodity Futures Trading Commission ("CFTC") has implemented mandatory exchange-trading and clearing requirements under the Dodd-Frank Act and the CFTC continues to approve contracts for central clearing. Uncleared swaps are subject to margin requirements that are being implemented on a phase-in basis.

Exchange-Traded Funds Risk – The Portfolios may invest in ETFs. Investments in underlying ETFs typically present the same risks as investments in conventional Underlying Funds. In addition, disruptions to the creations and redemptions process through which market makers directly purchase and sell ETF shares, the existence of extreme market volatility or potential lack of an active trading market, or changes in the liquidity of the market for an ETF's underlying portfolio holdings, may result in the ETF's shares trading at significantly above (at a premium to) or below (at a discount to) net asset value, which may result in a Portfolio paying significantly more or receiving significantly less for ETF shares than the value of the relevant ETF's underlying holdings. An ETF's shares could also trade at a premium or discount to net asset value when an ETF's underlying securities trade on a foreign exchange that is closed when the securities exchange on which the ETF trades is open. The current price of the ETF's underlying securities and the last quoted price for the underlying security are likely to deviate in such circumstances. There can be no assurance that an active trading market for an ETF's shares will develop or be maintained. Trading may be halted, for example, due to market conditions. Because the value of ETF shares depends on the demand in the market, a Portfolio's holdings may not be able to be liquidated at the most optimal time, adversely affecting performance.

There can be no assurance that an ETF's investment objectives will be achieved. Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with real estate investments and natural resources. ETFs in which a Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, ETFs in which a Portfolio invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices. An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed.

Market Risk – The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, limited dealer capacity, lack of liquidity in the markets or adverse investor sentiment. Each Portfolio has exposure to instruments that may be more volatile and carry more risk than some other forms of investment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall,

Global Atlantic Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2025

the value of your investment will go down. Local, regional or global events such as war, military conflict, geopolitical disputes, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions, increased government spending, social or political unrest or other events, or the threat or potential threat of one or more such events and developments, could also have a significant impact on a Portfolio and its investments. The market prices of securities may also be negatively impacted by trading activity and investor interest, including interest driven by factors unrelated to market conditions or financial performance. In these circumstances, the value of a Portfolio's investments, particularly any short positions or exposures, may fluctuate dramatically.

A Portfolio may experience a substantial or complete loss on any individual security.

Policy and legislative changes in the U.S. and abroad affect many aspects of financial regulation and may, in some cases, contribute to decreased liquidity and increased volatility in the financial markets. Economies and financial markets around the world are becoming increasingly interconnected. As a result, whether or not a Portfolio has exposure to securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio's investments may be negatively affected.

In addition, market prices of securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. For example, adverse developments in the banking or financial services sector could impact companies operating in various sectors or industries and adversely impact Portfolio investments. An increase in interest rates or other adverse conditions (e.g., inflation/deflation, increased selling of fixed income investments across other pooled investment vehicles or accounts, changes in investor perception or changes in government intervention in the markets) may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Portfolio investments, adversely affect values of portfolio holdings and increase a Portfolio's costs. If dealer capacity in fixed income markets is insufficient for market conditions, this has the potential to further inhibit liquidity and increase volatility in the fixed income markets.

Quantitative Investing Risk – Investments selected using quantitative analysis or "models" may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors' historical trends and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). In addition, investments selected using models may react differently to issuer, political, market and economic developments from the market as a whole or securities selected using only fundamental analysis. There is no guarantee that the use of quantitative analysis will result in effective investment decisions for a Portfolio. Additionally, commonality of holdings across quantitative money managers may amplify losses.

10.  SUBSEQUENT EVENTS

The Portfolios evaluated subsequent events from June 30, 2025 through the date these financial statements were issued. There were no significant events that would have a material impact on the Portfolios' financial statements.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on or through the Portfolios' website at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/ and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Each Portfolio's Form N-PORT is available: (i) on the SEC's website at http://www.sec.gov; and (ii) on the Portfolios' website at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. Each Portfolio will post to https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/ a complete list of its portfolio holdings as of the last calendar day of each month approximately 30 days following the end of the month. Each Portfolio's portfolio holdings will remain available on the website noted above at least until the next monthly update.

INVESTMENT ADVISER

Global Atlantic Investment Advisors, LLC
10 West Market Street, Suite 2300
Indianapolis, IN 46204

ADMINISTRATOR

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INVESTMENT SUB-ADVISERS

BlackRock Investment Management, LLC
1 University Square Drive
Princeton, NJ 08540-6455

Goldman Sachs Asset Management, L.P.
200 West Street
New York, NY 10282

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

This information is disclosed as part of the financial statements included in Item 7 (a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is disclosed as part of the financial statements included in Item 7 (a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the registrant have concluded that the disclosure controls and procedures of the registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Forethought Variable Insurance Trust

By (Signature and Title)*	/s/ Trent Statczar

Trent Statczar, Treasurer

(Principal Financial Officer and Principal Accounting Officer)

Date      September 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Deborah Schunder

Deborah Schunder, President

(Principal Executive Officer)

Date      September 2, 2025

By (Signature and Title)*	/s/ Trent Statczar

Trent Statczar, Treasurer

(Principal Financial Officer and Principal Accounting Officer)

Date      September 2, 2025

* Print the name and title of each signing officer under his or her signature.